                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04025
                                  ----------------------------------------------

                        AMERICAN CENTURY MUNICIPAL TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
 -------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end:  05-31
                        --------------------------------------------------------

Date of reporting period:  11-30-2008
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

SEMIANNUAL REPORT
NOVEMBER 30, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

TAX-FREE MONEY MARKET FUND
TAX-FREE BOND FUND

PROSPECTUS SUPPLEMENT ENCLOSED

PRESIDENT'S LETTER

JONATHAN THOMAS

[photo of Jonathan Thomas]

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended
November 30, 2008. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I'd like to provide my perspective on how we have managed--and continue to manage--your investments in these uncertain times.

As a company, American Century Investments® is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and--through its disciplined processes and teamwork--helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we've demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We've stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

/s/ Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

TABLE OF CONTENTS

     Market Perspective. . . . . . . . . . . . . . . . . . . . .. . .      2
      U.S. Fixed-Income Total Returns. . . . . . . . . . . . . .. . .      2

TAX-FREE MONEY MARKET

TAX-FREE BOND

FINANCIAL STATEMENTS

OTHER INFORMATION

     Approval of Management Agreements for Tax-Free Money Market

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century
Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century
Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities.
Performance information for comparative indices and securities is provided to
American Century Investments by third party vendors. To the best of American
Century Investments' knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of chief investment officer]

By David MacEwen, Chief Investment Officer, Fixed Income

MARKETS FACED MOUNTING CHALLENGES

Widespread credit and liquidity problems, along with unprecedented failures and takeovers of several major financial institutions, plagued the financial markets during the six-month period. Despite massive U.S. government intervention in the financial system, credit remained scarce, and growth prospects dimmed. Economic activity dropped precipitously in November, as data released during the month suggested President-elect Obama's team will face a severe global recession. In particular, the housing market continued to deteriorate, the unemployment rate hit 6.7%, and consumer spending experienced its largest slide in 50 years.

Inflation represented the lone bright spot, as slower global growth sent commodity prices and near-term inflationary pressures tumbling late in the period. Headline inflation, as measured by the month-to-month change in the
Consumer Price Index, sank -1.0% in October and -1.7% in November, to end the period at an annual rate of 1.1%.

After holding the federal funds target rate steady at 2.0% for five months, the Federal Reserve (the Fed) took aggressive action in October with two
50-basis-point rate cuts. The Fed also reiterated its "whatever it takes"
philosophy to restore economic growth, suggesting it would cut rates even further, if necessary.

MUNICIPAL MARKET ANOMALY LED TO VALUE

This extraordinary backdrop perpetuated a flight-to-quality sentiment among investors. Treasuries significantly outperformed non-Treasury securities, as credit-related risk-aversion hurt lower-quality bonds and the traditionally-stoic municipal bond market. Extensive financial-sector deleveraging and forced selling among hedge funds led to a severe supply/demand imbalance and historically poor performance for municipal bonds relative to Treasuries. In fact, late in the six-month period, certain investment-grade municipal yields reached 140% of comparable Treasury yields.
(The ratio historically has been approximately 90%.)

A positive consequence of this historic underperformance is municipals are attractively valued relative to Treasuries. Yields on AAA-rated municipals exceed those on comparable Treasury bonds even before taking taxes into account. We believe municipal yields at 100% or more of Treasuries offer sufficient long-term appreciation potential to overcome near-term economic, financial, and credit risks.

U.S. Fixed-Income Total Returns
For the six months ended November 30, 2008*

BARCLAYS CAPITAL MUNICIPAL MARKET INDICES
Municipal Bond                               -4.98%
3-Year Municipal Bond                         2.04%
5-Year General Obligation (GO) Bond           1.61%
Long-Term Municipal Bond                    -14.77%
Non-Investment-Grade Municipal Bond         -18.56%

TAXABLE MARKET RETURNS
Barclays Capital U.S. Aggregate Index         0.24%
Barclays Capital U.S. Treasury Index          8.46%
3-Month Treasury Bill                         0.62%
10-Year Treasury Note                        11.62%

* Total returns for periods less than one year are not annualized.

------
2

PERFORMANCE
Tax-Free Money Market

Total Returns as of November 30, 2008
                                          Average Annual Returns
                                                            Since       Inception
                6 months(1)  1 year  5 years  10 years    Inception       Date

INVESTOR CLASS     1.06%     2.36%    2.29%    2.28%        3.27%        7/31/84

AVERAGE
RETURN OF
LIPPER'S
TAX-EXEMPT
MONEY MARKET
FUNDS(2)           0.84%     1.88%    1.99%    2.03%      3.13%(3)         --

Fund's Lipper
Ranking(2)
 as of                       8 of
 11/30/08        9 of 109     108    5 of 85  5 of 67      5 of 23         --
 as of                       7 of
 12/31/08        10 of 108    108    5 of 84  5 of 66      5 of 23         --

(1)  Total returns for periods less than one year are not annualized.

(2)  Data provided by Lipper Inc. -- A Reuters Company. © 2008 Reuters. All
     rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

     Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

     Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

     The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3)  Since 8/31/84, the date nearest the fund's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit ammericancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
3

Tax-Free Money Market

Yields as of November 30, 2008(1)
7-Day Current Yield
                                     1.32%
7-Day Effective Yield
                                     1.33%

7-Day Tax-Equivalent Current Yields(2)
25.00% Tax Bracket                   1.76%
28.00% Tax Bracket                   1.83%
33.00% Tax Bracket                   1.97%
35.00% Tax Bracket                   2.03%

(1)  Yields would have been lower if a portion of fees had not been waived.

(2)  The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Portfolio Composition by Maturity
                            % of fund          % of fund
                           investments        investments
                              as of              as of
                            11/30/08            5/31/08

1-30 days                      83%                93%
31-90 days                     --                 6%
91-180 days                    3%                 --
More than 180 days             14%                1%

Portfolio Composition by Credit Rating
                           % of fund           % of fund
                          investments         investments
                             as of               as of
                            11/30/08            5/31/08

A-1+                          89%                 87%
A-1                           11%                 13%

Ratings provided by independent research companies. These ratings are listed in Standard & Poor's format even if they were provided by other sources.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit ammericancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
4

PERFORMANCE
Tax-Free Bond

Total Returns as of November 30, 2008
                                              Average Annual Returns
                                                      10        Since      Inception
                    6 months(1)   1 year   5 years   years    Inception      Date

INVESTOR CLASS        -2.69%      -0.74%    2.45%    3.89%      5.07%       3/2/87

BARCLAYS CAPITAL
MUNICIPAL 5-YEAR
GO BOND INDEX(2)       1.61%      4.43%     3.36%    4.42%    5.46%(3)        --

AVERAGE RETURN OF
LIPPER'S
INTERMEDIATE
MUNICIPAL DEBT
FUNDS(4)              -3.70%      -2.32%    1.82%    3.30%    5.15%(5)        --

Investor Class
Lipper Ranking(4)
 as of                           47 of     24 of
 11/30/08               --         157       123    9 of 75    8 of 12        --
 as of                           62 of     27 of    12 of
 12/31/08               --         160       128      75       7 of 12        --

Institutional
Class                 -2.59%      -0.54%    2.65%     --        2.90%       4/15/03

(1)  Total returns for periods less than one year are not annualized.

(2)  Formerly Lehman Brothers Municipal 5-Year GO Index.

(3)  Since 2/28/87, the date nearest the Investor Class's inception for which data are available.

(4)  Data provided by Lipper Inc. -- A Reuters Company. © 2008 Reuters. All
     rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

     Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

     Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

     The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(5)  Since 3/31/87, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).
Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
5

Tax-Free Bond

Growth of $10,000 Over 10 Years

$10,000 investment made November 30, 1998

One-Year Returns Over 10 Years
Periods ended November 30
                1999     2000     2001     2002     2003    2004     2005     2006     2007      2008

Investor
Class          -0.24%    7.29%    8.25%    6.02%   5.72%    2.14%    2.90%    5.23%    2.81%    -0.74%

Barclays
Capital
Municipal
5-Year GO
Bond Index     1.49%     5.62%    8.24%    6.47%   5.72%    2.36%    1.52%    4.07%    4.44%    4.43%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).
Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
6

PORTFOLIO COMMENTARY
Tax-Free Bond

Portfolio Managers: Alan Kruss, Joseph Gotelli, and Steven Permut

PERFORMANCE SUMMARY

Tax-Free Bond returned -2.69%* for the six months ended November 30, 2008. By comparison, the Barclays Capital Municipal 5-Year General Obligation Bond
Index returned 1.61%. The average return of the 157 intermediate municipal debt funds tracked by Lipper Inc. was -3.70% for the same period. The portfolio's average annual returns also exceeded those of its Lipper group average for the one-, five-, and 10-year periods ended in November (see page 5).

The portfolio's negative results can be attributed to a period of unprecedented market turmoil, resulting in massive supply/demand imbalances
(see the Market Perspective on page 2). The fund and Lipper group average underperformed the Barclays Index because short-term general obligation bonds, whose performance the index measures, were among the best-performing segments of the market. However, the portfolio held up better than its Lipper peer group average thanks largely to our duration and yield curve positioning, as well as some of our sector allocation decisions.

TAKING PROFITS FROM CURVE TRADE

The portfolio continued to benefit from the yield curve steepening bias we had in place using municipal bonds and two- and 30-year Treasury futures (the trade is based on the expectation that the yield difference between two- and
30-year Treasury notes would widen, which they have). The difference in yield between two- and 30-year AAA municipal general obligation notes increased from
237 to 313 basis points (a basis point equals 0.01%) for the six months, while the Treasury curve steepened from 207 to 245 basis points.

Late in the reporting period, we took profits from this long-running trade--closing out our Treasury futures position--and repositioned the portfolio for a flatter, rather than steeper, yield curve. The poor economic backdrop, tumbling commodity prices, and worries about deflation all suggest that longer-term municipal bond yields have considerable room to fall in absolute terms and relative to short-term bond yields.

POSITIVE CONTRIBUTORS: DURATION, SECTOR ALLOCATION

It helped to maintain a slightly short duration. While the forced selling in the market occurred across the maturity spectrum, shorter-term notes and bonds tend to be less price sensitive than longer-term securities. As a result, having a shorter duration as bond yields rose reduced the impact on the fund's share price.

Yields as of November 30, 2008
30-Day SEC Yield

Investor Class                               3.94%
Institutional Class                          4.14%

Investor Class 30-Day Tax-Equivalent Yields(1)
25.00% Tax Bracket                           5.25%
28.00% Tax Bracket                           5.47%
33.00% Tax Bracket                           5.88%
35.00% Tax Bracket                           6.06%

(1)  The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*  All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

------
7

Tax-Free Bond

For some time now we've been underweight in corporate-linked municipal bonds in general, and airline and tobacco bonds in particular. This positioning has been a key source of outperformance relative to the Lipper group over time, because these bonds have performed poorly. While avoiding these securities, we favored high-quality essential service revenue bonds in less economically sensitive segments of the economy, such as water and sewer bonds. We also added highly rated and well-structured health care and education bonds in our ongoing effort to increase the portfolio's credit quality. Importantly, we were able to add these bonds at very attractive spreads due to the negative technical factors prevailing in the municipal bond market.

MANAGEMENT CHANGE

In July, Portfolio Manager Joseph Gotelli joined American Century Investments, bringing six years of municipal bond investment experience. He joins Steven
Permut, a senior portfolio manager and head of the municipal bond team, and
Alan Kruss, a municipal bond portfolio manager, as portfolio managers on
Tax-Free Bond.

OUTLOOK

"We're in a remarkable period, with municipal bonds trading at unprecedented levels relative to fully taxable investments as a result of technical, rather than fundamental, reasons," said Steven Permut. "As a result, we view this as a historic investment opportunity for investors with a time horizon greater than a few years and the ability to stomach the volatility we're seeing in the market. That said, it's impossible to know when we'll return to some semblance of normal, functioning markets, which we view as a prerequisite for a municipal market rally."

Portfolio Composition by Credit Rating
                  % of fund           % of fund
                 investments         investments
                    as of               as of
                  11/30/08             5/31/08

AAA                  43%                 57%
AA                   31%                 20%
A                    12%                 12%
BBB                  13%                 10%
Not Rated            1%                  1%

Ratings provided by independent research companies. These ratings are listed in Standard & Poor's format even if they were provided by other sources.

Top Five States as of November 30, 2008
                   % of net           % of net
                 assets as of       assets as of
                   11/30/08            5/31/08

New York            10.7%               10.3%
California           7.8%               11.8%
Arizona              7.3%               6.8%
Illinois             5.6%               4.8%
Florida              5.6%               4.5%

------
8

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2008 to November 30, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
9

                                                        Expenses
                                                      Paid During
                       Beginning        Ending         Period(1)      Annualized
                        Account      Account Value      6/1/08 -        Expense
                     Value 6/1/08      11/30/08         11/30/08       Ratio(1)
Tax-Free Money Market

ACTUAL

Investor Class
(after waiver)(2)       $1,000         $1,010.60         $2.47           0.49%

Investor Class
(before waiver)         $1,000       $1,010.60(3)        $2.62           0.52%

HYPOTHETICAL

Investor Class
(after waiver)(2)       $1,000         $1,022.61         $2.48           0.49%

Investor Class
(before waiver)         $1,000         $1,022.46         $2.64           0.52%

Tax-Free Bond

ACTUAL

Investor Class          $1,000          $973.10          $2.42           0.49%

Institutional Class     $1,000          $974.10          $1.44           0.29%

HYPOTHETICAL

Investor Class          $1,000         $1,022.61         $2.48           0.49%

Institutional Class     $1,000         $1,023.61         $1.47           0.29%

(1)  Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)  During the six months ended November 30, 2008, the class received a partial waiver of its management fees.

(3)  Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and would have resulted in a lower ending account value.

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10

SCHEDULE OF INVESTMENTS
Tax-Free Money Market

NOVEMBER 30, 2008 (UNAUDITED)

Principal Amount                                                             Value

Municipal Securities -- 100.5%

ALABAMA -- 1.1%
     $ 800,000  Mobile Industrial Development Board Rev., (Holnam,
                Inc.), VRDN, 1.10%, 12/3/08 (LOC: Bayerische
                Landesbank)                                              $ 800,000
     2,700,000  Mobile Industrial Development Board Rev., Series
                1999 A, (Holnam, Inc.), VRDN, 1.10%, 12/3/08 (LOC:
                Bayerische Landesbank)                                   2,700,000
                                                                      ------------
                                                                         3,500,000
                                                                      ------------
ARIZONA -- 5.3%
    10,185,000  Greater Arizona Development Auth. Infrastructure
                Rev., Series 2007-2056, VRDN, 1.11%, 12/4/08
                (BHAC-CR) (LIQ FAC: JPMorgan Chase Bank)(1)             10,185,000
     6,750,000  Maricopa County Industrial Development Auth. Rev.,
                (Michael Pylman Dairies), VRDN, 1.57%, 12/4/08
                (LOC: LaSalle Bank N.A.)                                 6,750,000
                                                                      ------------
                                                                        16,935,000
                                                                      ------------
CALIFORNIA -- 6.3%
     4,400,000  Alameda County Industrial Development Auth. Rev.,
                (BAT Properties LLC), VRDN, 1.35%, 12/4/08 (LOC:
                Bank of the West)                                        4,400,000
    10,000,000  California Anticipation Notes Rev., Series 2008 A,
                5.50%, 5/20/09                                          10,079,713
       883,364  California Economic Development Financing Auth.
                Rev., (Wesflex Pipe Manufacturing), VRDN, 1.50%,
                12/4/08 (LOC: Wells Fargo Bank N.A.)                       883,364
     3,665,000  California Enterprise Development Auth. Rev.,
                Series 2008 A, (Pocino Foods Co.), VRDN, 1.57%,
                12/4/08 (LOC: City National Bank)                        3,665,000
     1,335,000  California Infrastructure & Economic Development
                Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN,
                1.60%, 12/4/08 (LOC: City National Bank)                 1,335,000
                                                                      ------------
                                                                        20,363,077
                                                                      ------------

Principal Amount                                                             Value

COLORADO -- 6.2%
   $ 2,745,000  Avon Industrial Development Rev., (Kroger Co.),
                VRDN, 1.11%, 12/4/08 (LOC: U.S. Bank N.A.)             $ 2,745,000
     5,250,000  Colorado Educational & Cultural Facilities Auth.
                Rev., (Capital Christian School), VRDN, 1.05%,
                12/4/08 (LOC: Union Bank of California N.A.)             5,250,000
     5,800,000  Colorado Housing & Finance Auth. Rev., (Kroger
                Co.), VRDN, 1.11%, 12/4/08 (LOC: U.S. Bank N.A.)         5,800,000
     1,815,000  Fort Collins Economic Development Rev., Series
                2001 A, (The Residence at Oakridge), VRDN, 1.30%,
                12/4/08 (LOC: U.S. Bank N.A.)                            1,815,000
     1,500,000  Hotchkiss Industrial Development Rev., (Kroger
                Co.), VRDN, 1.11%, 12/4/08 (LOC: U.S. Bank N.A.)         1,500,000
     2,900,000  Thornton Industrial Development Rev., (Kroger
                Co.), VRDN, 1.11%, 12/4/08 (LOC: U.S. Bank N.A.)         2,900,000
                                                                      ------------
                                                                        20,010,000
                                                                      ------------
FLORIDA -- 3.1%
     3,600,000  Florida Municipal Power Agency Rev., Series 2008
                C, VRDN, 0.90%, 12/1/08 (LOC: Bank of America N.A.)      3,600,000
       500,000  Seminole County Industrial Development Health
                Facility Auth. Rev., (Florida Living Nursing),
                VRDN, 1.23%, 12/4/08 (LOC: Bank of America N.A.)           500,000
     1,300,000  Tampa Rev., Series 2005 A2, VRDN, 1.00%, 12/4/08
                (LOC: Royal Bank of Canada)                              1,300,000
     4,500,000  Volusia County Housing Finance Auth. Rev., Series
                2007 B, (Cape Morris Apartments), VRDN, 1.30%,
                12/3/08 (LOC: JPMorgan Chase Bank)                       4,500,000
                                                                      ------------
                                                                         9,900,000
                                                                      ------------
GEORGIA -- 1.6%
     5,000,000  Cobb County Hospital Auth. Rev., (Equipment Pool),
                VRDN, 1.18%, 12/4/08 (LOC: Suntrust Bank)                5,000,000
                                                                      ------------

------
11

Tax-Free Money Market

Principal Amount                                                             Value

HAWAII -- 0.8%
     $ 450,000  Hawaii Pacific Health Special Purpose Rev., Series
                2004 B, (Department Budget & Finance), VRDN,
                0.96%, 12/3/08 (LOC: Bank of Nova Scotia)                $ 450,000
     2,000,000  Hawaii Pacific Health Special Purpose Rev., Series
                2004 B2, (Department Budget & Finance), VRDN,
                0.96%, 12/3/08 (LOC: Bank of Nova Scotia)                2,000,000
                                                                      ------------
                                                                         2,450,000
                                                                      ------------
IDAHO -- 1.9%
     6,000,000  Idaho Tax Anticipation Notes GO, 3.00%, 6/30/09          6,043,615
                                                                      ------------
ILLINOIS -- 1.9%
     1,860,000  Austin Trust Various States GO, Series 2008-3025X,
                VRDN, 1.53%, 12/4/08 (FSA) (LIQ FAC: Bank of
                America N.A.)(1)                                         1,860,000
     1,985,000  Illinois Housing Development Auth. Multi-Family
                Housing Rev., (Rome Meadows), VRDN, 1.28%, 12/4/08
                (LOC: FHLB)                                              1,985,000
     2,270,000  Illinois Sales Tax Rev., 5.00%, 6/15/09                  2,306,743
                                                                      ------------
                                                                         6,151,743
                                                                      ------------
INDIANA -- 0.9%
     2,800,000  Jasper County Industrial Development Rev.,
                (Newberry Farms LLC), VRDN, 1.57%, 12/4/08 (LOC:
                Bank of the West)                                        2,800,000
                                                                      ------------
IOWA -- 3.1%
     5,250,000  Buffalo Pollution Control Rev., Series 1991 B,
                (Lafarge Corp.), VRDN, 1.20%, 12/4/08 (LOC: BNP
                Paribas)                                                 5,250,000
     2,000,000  Iowa Finance Auth. Rev., Series 2001 A, (Cedarwood
                Hills), VRDN, 1.00%, 12/4/08 (LOC: Freddie Mac)          2,000,000
     2,800,000  Orange City Industrial Development Rev., (Vogel
                Enterprises Ltd.), VRDN, 1.30%, 12/4/08 (LOC: U.S.
                Bank N.A.)                                               2,800,000
                                                                      ------------
                                                                        10,050,000
                                                                      ------------
KANSAS -- 0.3%
     1,000,000  Hutchinson Industrial Development Rev., (Kroger
                Co.), VRDN, 1.13%, 12/4/08 (LOC: U.S. Bank N.A.)         1,000,000
                                                                      ------------

Principal Amount                                                             Value

KENTUCKY -- 1.6%
   $ 3,000,000  Kentucky Asset/Liability Commission Tax and Rev.
                Anticipation Notes, Series 2008 A, 3.00%, 6/25/09      $ 3,020,296
     1,000,000  Murray Industrial Building Rev., (Kroger Co.),
                VRDN, 1.11%, 12/4/08 (LOC: U.S. Bank N.A.)               1,000,000
     1,000,000  Winchester Industrial Building Rev., (Kroger Co.),
                VRDN, 1.11%, 12/4/08 (LOC: U.S. Bank N.A.)               1,000,000
                                                                      ------------
                                                                         5,020,296
                                                                      ------------
LOUISIANA -- 1.4%
     4,500,000  Parish of St. James Pollution Control Facilities
                Refunding Rev.,(Occidental Petroleum Corp.), VRDN,
                0.90%, 12/3/08 (LOC: Bayerische Landesbank)              4,500,000
                                                                      ------------
MAINE -- 0.9%
     2,800,000  Town of York Rev., (Stonewall Realty LLC). VRDN,
                1.33%, 12/4/08 (LOC: Citizens Bank of Rhode Island)      2,800,000
                                                                      ------------
MARYLAND -- 2.8%
     9,050,000  Baltimore Industrial Development Auth. Rev.,
                (Baltimore Capital Acquisition), VRDN, 0.95%,
                12/3/08 (LOC: Bayerische Landesbank)                     9,050,000
                                                                      ------------
MICHIGAN -- 4.8%
     3,405,000  City of Southfield Economic Development Corp.
                Rev., (Lawrence Technological University), VRDN,
                0.90%, 12/3/08 (GO of University) (LOC: JPMorgan
                Chase Bank)                                              3,405,000
    12,000,000  Michigan GO, Series 2008 A, 3.00%, 9/30/09              12,092,996
                                                                      ------------
                                                                        15,497,996
                                                                      ------------
MINNESOTA -- 3.8%
     2,260,000  Minnesota Higher Education Facilities Auth. Rev.,
                Series 2002-5 N2, VRDN, 0.76%, 12/4/08                   2,260,000
     3,570,000  Owatonna Housing Rev., Series 2003 A, (Second
                Century Housing), VRDN, 1.22%, 12/4/08 (LOC: FHLB)       3,570,000

------
12

Tax-Free Money Market

Principal Amount                                                             Value

   $ 6,500,000  City of St. Cloud Rev., Series 2008 C, (Centracare
                Health Systems), VRDN, 1.00%, 12/4/08 (AGC)
                (SBBPA: Royal Bank of Canada)                          $ 6,500,000
                                                                      ------------
                                                                        12,330,000
                                                                      ------------
MISSISSIPPI -- 0.6%
     1,845,000  Mississippi Business Finance Corp. Rev., Series
                2004 B, VRDN, 1.13%, 12/4/08 (LOC: Wells Fargo
                Bank N.A.)                                               1,845,000
                                                                      ------------
MISSOURI -- 5.5%
     6,700,000  Jackson County Industrial Development Auth. Rev.,
                (Linda Hall Library), VRDN, 1.17%, 12/4/08 (LOC:
                Commerce Bank N.A.)                                      6,700,000
     8,950,000  Missouri Health & Educational Facilities Auth.
                Rev., (Pembroke Hill School), VRDN, 1.17%, 12/4/08
                (LOC: Commerce Bank N.A.)                                8,950,000
     2,110,000  Springfield Industrial Development Auth. Rev.,
                (Macintosh Holdings LLC), VRDN, 1.33%, 12/4/08
                (LOC: U.S. Bank N.A.)                                    2,110,000
                                                                      ------------
                                                                        17,760,000
                                                                      ------------
NEW YORK -- 4.3%
     6,000,000  Babylon Industrial Development Agency Resource
                Recovery Rev., (Ogden Martin Systems of Babylon,
                Inc.), VRDN, 7.00%, 12/3/08 (FSA) (SBBPA: JPMorgan
                Chase Bank)                                              6,000,000
     3,215,000  JP Morgan Chase PUTTERs/Drivers Trust Rev., Series
                2008-3127, VRDN, 1.11%, 12/4/08 (SBBPA: JPMorgan
                Chase Bank) (BHAC-CR)(1)                                 3,215,000
     3,210,000  Nassau County Interim Finance Auth. Rev., Series
                2002 B, VRDN, 5.00%, 12/3/08 (FSA) (SBBPA: BNP
                Pribas)                                                  3,210,000
     1,395,000  New York City Industrial Development Agency Civic
                Facility Rev., (1998 Peninsula Hospital Center),
                VRDN, 2.90%, 12/4/08 (LOC: JPMorgan Chase Bank)          1,395,000
                                                                      ------------
                                                                        13,820,000
                                                                      ------------

Principal Amount                                                             Value

NORTH CAROLINA -- 0.3%
     $ 900,000  Austin Trust Various States Rev., Series
                2008-1133, VRDN, 1.53%, 12/4/08 (FSA) (LIQ FAC:
                Bank of America N.A.)                                    $ 900,000
                                                                      ------------
OREGON -- 3.5%
     5,200,000  Oregon Facilities Auth. Rev., Series 2008 A, (Reed
                College), VRDN, 0.90%, 12/4/08 (SBBPA: Wells Fargo
                Bank N.A.)                                               5,200,000
     6,000,000  Oregon GO, Series 2008 A, (Tax Anticipation
                Notes), 3.00%, 6/30/09                                   6,044,310
                                                                      ------------
                                                                        11,244,310
                                                                      ------------
PENNSYLVANIA -- 3.4%
     6,000,000  Bermudian Springs School District GO, VRDN, 2.50%,
                12/4/08 (FSA) (SBBPA: Royal Bank of Canada)              6,000,000
     5,000,000  Union County Hospital Auth. Rev., (Evangelical
                Community Hospital), VRDN, 1.03%, 12/4/08 (RADIAN)
                (LOC: Bank of America N.A.)                              5,000,000
                                                                      ------------
                                                                        11,000,000
                                                                      ------------
PUERTO RICO -- 1.3%
     4,000,000  Puerto Rico Tax & Rev. Anticipation Notes Rev.,
                Series 2008 A2, 3.00%, 7/30/09 (LOC: BNP Paribas)        4,035,421
                                                                      ------------
RHODE ISLAND -- 1.5%
     4,690,000  Rhode Island State & Providence Plantations GO,
                Series 2000 B, VRDN, 2.75%, 12/3/08 (SBBPA:
                Landesbank Hessen-Thuringen)                             4,690,000
                                                                      ------------
SOUTH CAROLINA -- 2.4%
     7,660,000  South Carolina Jobs Economic Development Auth.
                Rev., (Greenville Technical College), VRDN, 1.00%,
                12/4/08 (LOC: SunTrust Bank)                             7,660,000
                                                                      ------------
TENNESSEE -- 2.4%
     7,880,000  Bradley County Industrial Development Board Rev.,
                (Kroger Co.), VRDN, 1.11%, 12/4/08 (LOC: U.S. Bank
                N.A.)                                                    7,880,000
                                                                      ------------
TEXAS -- 20.3%
     5,200,000  Austin Trust Various States GO, Series 2008-3323X,
                VRDN, 1.53%, 12/4/08 (FSA) (LIQ FAC: Bank of
                America N.A.)                                            5,200,000

------
13

Tax-Free Money Market

Principal Amount                                                             Value

   $14,400,000  Brazos Harbor Industrial Development Corp. Rev.,
                (BASF Corp.), VRDN, 4.00%, 12/3/08                    $ 14,400,000
    10,000,000  Crawford Education Facilities Corp. Rev., Series
                2004 A, (University Parking System A), VRDN,
                1.40%, 12/4/08 (LOC: BNP Paribas)                       10,000,000
     3,000,000  Hale County Industrial Development Corp. Rev.,
                (Struikmans), VRDN, 1.57%, 12/4/08 (LOC: Bank of
                the West)                                                3,000,000
     1,100,000  Harris County Health Facilities Development Corp.
                Rev., Series 2005 A2, (Methodist Hospital), VRDN,
                0.90%, 12/1/08 (FSA)                                     1,100,000
     5,600,000  Harris County Health Facilities Development Corp.
                Rev., VRDN, 0.90%, 12/1/08 (FSA)                         5,600,000
     3,560,000  Hunt Memorial Hospital District Rev., 5.25%,
                12/4/08 (FSA)                                            3,560,000
     5,090,000  Muleshoe Economic Development Corp. Rev., (John
                Lyle & Grace Ajean), VRDN, 1.52%, 12/4/08 (LOC:
                Wells Fargo Bank N.A.)                                   5,090,000
     4,000,000  Port of Corpus Christi Auth. of Nueces County
                Solid Waste Disposal Rev., (Flint Hills Resources,
                LP), VRDN, 1.40%, 12/3/08                                4,000,000
     4,500,000  Port of Corpus Christi Auth. of Nueces County
                Solid Waste Disposal Rev., (Flint Hills Resources,
                LP), VRDN, 1.40%, 12/3/08                                4,500,000
     9,000,000  Texas Tax & Rev. Anticipation Notes, 3.00%, 8/28/09      9,058,435
                                                                      ------------
                                                                        65,508,435
                                                                      ------------
UTAH -- 0.9%
     3,000,000  Emery County Pollution Control Rev., 1.05%,
                12/3/08 (LOC: Wells Fargo)                               3,000,000
                                                                      ------------

Principal Amount                                                             Value

VIRGINIA -- 1.5%
   $ 4,900,000  Alexandria Industrial Development Auth. Rev.,
                Series 2000 B, (Institute for Defense Analyses),
                VRDN, 1.03%, 12/4/08 (LOC: Branch Banking & Trust)     $ 4,900,000
                                                                      ------------
WASHINGTON -- 3.0%
     1,500,000  King County School District No. 414 GO, 4.00%,
                12/1/09 (School Bond Guarantee)(2)                       1,532,910
     2,500,000  Snohomish County GO, (Marysville School District
                No. 25), 4.00%, 12/1/08 (FSA/School Bond Guarantee)      2,500,000
     1,650,000  Metropolitan Park District of Tacoma GO, 3.50%,
                12/1/09(2)                                               1,675,443
     3,990,000  Washington Economic Development Finance Auth.
                Rev., Series 2007 E, (Mesa Dairy LLC.), VRDN,
                1.57%, 12/4/08 (LOC: Wells Fargo Bank N.A.)(3)           3,990,000
                                                                      ------------
                                                                         9,698,353
                                                                      ------------
WEST VIRGINIA -- 1.2%
     4,000,000  West Virginia Economic Development Auth. Rev.,
                (Collins Hardwood Co.), VRDN, 1.57%, 12/4/08 (LOC:
                Bank of America N.A.)                                    4,000,000
                                                                      ------------
WYOMING -- 0.6%
     2,000,000  Sweetwater County Rev., (Simplot Phosphates LLC),
                VRDN, 1.25%, 12/3/08 (LOC: Rabobank Nederland)           2,000,000
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 100.5%                                  323,343,246
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- (0.5)%                                 (1,468,472)
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $321,874,774
                                                                      ============

------
14

Tax-Free Money Market

Notes to Schedule of Investments

AGC = Assured Guaranty Corporation

Ambac = Ambac Assurance Corporation

BHAC-CR = Berkshire Hathaway Assurance Corporation -- Custodial Receipts

FHLB = Federal Home Loan Bank

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LIQ FAC = Liquidity Facilities

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

PUTTERs = Puttable Tax-Exempt Receipts

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2008.

(1)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at November 30, 2008 was $15,260,000, which represented 4.7% of total net assets.

(2)  When-issued security.

(3)  Security, or a portion thereof, has been segregated for when-issued securities. At the period end, the aggregate value of securities pledged was $3,208,400.

See Notes to Financial Statements.

------
15

Tax-Free Bond

NOVEMBER 30, 2008 (UNAUDITED)

Principal Amount                                                             Value

Municipal Securities -- 99.4%

ALABAMA -- 0.5%
      $ 765,000  Alabama Water Pollution Control Auth., 5.75%,
                 8/15/18 (Ambac)(1)                                       $793,206
        810,000  East Central Industrial Development Auth. Rev.,
                 5.25%, 9/1/13, Prerefunded at 100% of Par
                 (Ambac)(1)(2)                                             811,434
        645,000  Helena Utilities Board Rev., 5.75%, 4/1/12,
                 Prerefunded at 101% of Par (MBIA)(1)(2)                   720,033
        790,000  Helena Utilities Board Rev., 5.75%, 4/1/12,
                 Prerefunded at 101% of Par (MBIA)(1)(2)                   881,901
        840,000  Helena Utilities Board Rev., 5.75%, 4/1/12,
                 Prerefunded at 101% of Par (MBIA)(1)(2)                   937,717
      1,035,000  Helena Utilities Board Rev., 5.75%, 4/1/12,
                 Prerefunded at 101% of Par (MBIA)(1)(2)                 1,155,401
                                                                    --------------
                                                                         5,299,692
                                                                    --------------
ALASKA -- 0.1%
      2,125,000  Aleutians East Borough Project Rev., (Aleutian
                 Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)(1)         1,214,268
                                                                    --------------
ARIZONA -- 7.3%
      1,275,000  Arizona Health Facilities Auth. Rev., (Blood
                 Systems, Inc.), 4.00%, 4/1/12(1)                        1,246,478
      1,000,000  Arizona Health Facilities Auth. Rev., (Blood
                 Systems, Inc.), 5.00%, 4/1/21(1)                          901,470
      7,500,000  Arizona Health Facilities Auth. Rev., Series 2007
                 B, (Banner Health), VRDN, 3.41%, 1/2/09(1)              3,562,500
      3,000,000  Arizona Health Facilities Auth. Rev., Series 2008
                 D, (Banner Health), 5.00%, 1/1/15(1)                    3,005,310
      1,750,000  Arizona School Facilities Board Rev., (State
                 School Improvement), 5.50%, 7/1/11, Prerefunded at
                 100% of Par(1)(2)                                       1,902,285
      1,935,000  Arizona State University COP, Series 2006 A,
                 (University of Arizona), 5.00%, 6/1/18 (Ambac)(1)       2,016,967
      1,000,000  Arizona Tourism & Sports Auth. Rev., (Baseball
                 Training Facilities), 5.00%, 7/1/11(1)                    999,590

Principal Amount                                                             Value

     $1,000,000  Arizona Tourism & Sports Auth. Rev., (Baseball
                 Training Facilities), 5.00%, 7/1/12(1)                   $985,930
      1,880,000  Arizona Tourism & Sports Auth. Rev., (Baseball
                 Training Facilities), 5.00%, 7/1/13(1)                  1,838,132
      2,000,000  Arizona Tourism & Sports Auth. Rev., Series 2003
                 A, (Multipurpose Stadium Facility), 5.25%, 7/1/17
                 (MBIA)(1)                                               2,102,560
      1,910,000  Energy Management Services LLC Rev., (Arizona
                 State University - Main Campus), 4.50%, 7/1/11
                 (MBIA)(1)                                               2,004,259
      2,130,000  Energy Management Services LLC Rev., (Arizona
                 State University - Main Campus), 4.50%, 7/1/12
                 (MBIA)(1)                                               2,251,367
        500,000  Glendale Industrial Development Auth. Rev., Series
                 2001 A, (Midwestern University), 5.75%, 5/15/11,
                 Prerefunded at 101% of Par(1)(2)                          545,180
      1,155,000  Maricopa County Gilbert Unified School District
                 No. 41 GO, 5.75%, 7/1/11 (FSA)(1)                       1,248,901
      1,445,000  Maricopa County Phoenix Union High School District
                 No. 210 GO, 4.75%, 7/1/11 (FSA)(1)                      1,529,056
      1,955,000  Maricopa County Saddle Mountain Unified School
                 District No. 90 GO, Series 2003 A, 5.00%, 7/1/10(1)     1,997,365
      2,415,000  Maricopa County Saddle Mountain Unified School
                 District No. 90 GO, Series 2003 A, 5.25%, 7/1/11(1)     2,492,425
      2,000,000  Maricopa County Saddle Mountain Unified School
                 District No. 90 GO, Series 2003 A, 5.25%, 7/1/12(1)     2,054,820
      1,000,000  Maricopa County Scottsdale Unified School District
                 No. 48 GO, 6.60%, 7/1/12(1)                             1,128,590
      2,150,000  Mohave County Community College District Rev.,
                 (State Board of Directors), 6.00%, 3/1/10,
                 Prerefunded at 100% of Par (MBIA)(1)(2)                 2,267,691
      1,265,000  Mohave County Community College District Rev.,
                 5.75%, 3/1/14 (Ambac)(1)                                1,302,431

------
16

Tax-Free Bond

Principal Amount                                                             Value

     $5,000,000  Mohave County Industrial Development Auth.
                 Correctional Facilities Contract Rev., (Mohave
                 Prison, LLC Expansion), 8.00%, 5/1/25(1)              $ 4,823,850
      2,155,000  Mohave County Industrial Development Auth. Rev.,
                 Series 2004 A, (Mohave Prison), 5.00%, 4/1/14
                 (XLCA)(1)(2)                                            2,373,452
      1,815,000  Navajo County Unified School District No. 20 Rev.,
                 Series 2006 A, 5.00%, 7/1/17 (MBIA)(1)                  1,880,957
      1,750,000  Phoenix Arizona Civic Import Corp. Wastewater
                 System Rev., 5.50%, 7/1/24(1)                           1,809,202
      1,000,000  Phoenix Civic Improvement Corp. Waste System Rev.,
                 (Junior Lien), 6.25%, 7/1/10, Prerefunded at 101%
                 of Par (FGIC)(1)(2)                                     1,079,960
      1,000,000  Phoenix Civic Improvement Corp. Water System Rev.,
                 (Junior Lien), 5.50%, 7/1/19 (FGIC)(1)                  1,035,030
      1,000,000  Phoenix Civic Improvement Corp. Water System Rev.,
                 Series 2008 A, (Senior Lien), 5.00%, 7/1/38(1)            877,220
      1,070,000  Phoenix GO, Series 1995 A, 6.25%, 7/1/17(1)             1,252,028
      1,750,000  Phoenix Industrial Development Auth. Government
                 Office Lease Rev., (Capitol Mall LLC), 5.00%,
                 9/15/26 (Ambac)(1)                                      1,621,358
      1,200,000  Pima County Indian Oasis-Baboquivari Rev. Unified
                 School District No. 40, Series 2002 A, 4.60%,
                 7/1/13 (MBIA)(1)                                        1,238,220
      1,710,000  Pima County Metropolitan Domestic Water
                 Improvement District Rev., 5.25%, 7/1/18 (Ambac)(1)     1,744,781
      1,800,000  Pima County Metropolitan Domestic Water
                 Improvement District Rev., 5.25%, 7/1/19 (Ambac)(1)     1,811,538
      2,600,000  Pima County Tucson Unified School District No. 1
                 GO, 4.625%, 7/1/13 (FSA)(1)                             2,745,496
      1,125,000  Pima County Unified School District No. 6 Marana
                 GO, 5.50%, 7/1/15 (FGIC)(1)                             1,169,201

Principal Amount                                                             Value

      $ 775,000  Pinal County Apache Junction Unified School
                 District No. 43 GO, Series 2006 B, (School
                 Improvement), 5.00%, 7/1/16, Prerefunded at 100%
                 of Par (FGIC)(1)(2)                                      $861,994
        820,000  Pinal County COP, 4.75%, 6/1/13 (Ambac)(1)                839,352
      3,970,000  Pinal County COP, 5.00%, 12/1/25(1)                     3,567,998
        750,000  Queen Creek Improvement District No. 1 Special Tax
                 Rev., 5.00%, 1/1/11(1)                                    751,958
      1,000,000  Queen Creek Improvement District No. 1 Special Tax
                 Rev., 5.00%, 1/1/16(1)                                    930,560
      1,600,000  Scottsdale GO, 6.25%, 7/1/09, Prerefunded at 100%
                 of Par(1)(2)                                            1,649,360
      1,000,000  Sedona COP, 5.75%, 7/1/09, Prerefunded at 101% of
                 Par(1)(2)                                               1,037,670
      3,085,000  South Tucson Municipal Property Corp. Rev., 5.50%,
                 6/1/24, Prerefunded at 100% of Par(1)(2)                3,037,584
      1,505,000  University of Arizona COP, 5.50%, 6/1/12,
                 Prerefunded at 100% of Par (Ambac)(1)(2)                1,658,465
                                                                    --------------
                                                                        77,180,541
                                                                    --------------
CALIFORNIA -- 7.8%
      3,445,000  ABAG Tax Allocation Rev., Series 2007 A, 5.00%,
                 9/1/33 (Ambac)(1)                                       3,076,592
      2,450,000  California Department of Water Resources Power
                 Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)           2,548,000
     10,000,000  California Department of Water Resources Power
                 Supply Rev., Series 2008 H, 5.00%, 5/1/21(1)            9,806,600
      3,000,000  California Department of Water Resources Rev.,
                 Series 2008 AE, (Central Valley Water System),
                 5.00%, 12/1/22(1)                                       3,027,570
      2,300,000  California Health Facilities Financing Auth. Rev.,
                 Series 2008 A3, (Stanford Hospital), VRDN, 3.45%,
                 5/15/09(1)                                              2,319,458
      2,125,000  California Health Facilities Financing Auth. Rev.,
                 Series 2008 C, (Providence Health & Services),
                 6.50%, 10/1/38(1)                                       2,126,296
      5,725,000  California Health Facilities Financing Auth. Rev.,
                 Series 2008 I, (Catholic Healthcare West), 5.125%,
                 7/1/22(1)                                               5,561,036

------
17

Tax-Free Bond

Principal Amount                                                             Value

     $2,000,000  California Statewide Communities Development Auth.
                 Rev., Series 2001 B, (Kaiser Permanente), 3.90%,
                 8/1/31(1)                                             $ 1,898,620
      1,000,000  California Statewide Communities Development Auth.
                 Rev., Series 2002 E, (Kaiser Permanente), 4.70%,
                 6/1/09(1)                                               1,015,190
        230,000  California Statewide Communities Development Auth.
                 Water & Waste Rev., (Pooled Financing Program),
                 5.00%, 10/1/12 (FSA)(1)(2)                                254,086
        845,000  California Statewide Communities Development Auth.
                 Water & Waste Rev., (Pooled Financing Program),
                 5.00%, 10/1/12 (FSA)(1)(2)                                903,643
        430,000  California Statewide Communities Development Auth.
                 Water & Waste Rev., (Pooled Financing Program),
                 5.25%, 10/1/13, Prerefunded at 101% of Par
                 (FSA)(1)(2)                                               491,322
      1,570,000  California Statewide Communities Development Auth.
                 Water & Waste Rev., (Pooled Financing Program),
                 5.25%, 10/1/19 (FSA)(1)                                 1,607,931
      6,850,000  City of Vista COP, (Community Projects), 5.00%,
                 5/1/37 (MBIA)(1)                                        5,289,844
      3,510,000  Foothill-De Anza Community College District GO,
                 Series 2007 B, (Election of 2006), 5.00%, 8/1/17
                 (Ambac)(1)                                              3,797,855
      1,925,000  Foothill-De Anza Community College District GO,
                 Series 2007 B, (Election of 2006), 5.00%, 8/1/27
                 (Ambac)(1)                                              1,859,126
      5,000,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)       3,152,400
      1,070,000  Hesperia Unified School District COP, (2007
                 Capital Improvement), 5.00%, 2/1/17 (Ambac)(1)          1,025,820
      3,000,000  Imperial Irrigation District COP, (Water System),
                 5.50%, 7/1/29 (Ambac)(1)                                2,931,210
      2,250,000  Los Angeles Community College District GO, Series
                 2008 E-1, 5.00%, 8/1/20(1)                              2,302,020

Principal Amount                                                             Value

     $2,200,000  Manteca Unified School District GO, 5.25%, 8/1/14,
                 Prerefunded at 100% of Par (FSA)(1)(2)                $ 2,512,158
      2,500,000  Northern California Power Agency CA Rev., Series
                 2008 C, (Hydroelectric Project Number One), 5.00%,
                 7/1/20 (AGC)(1)                                         2,538,925
      5,000,000  Northern California Power Agency CA Rev., Series
                 2008 C, (Hydroelectric Project Number One), 5.00%,
                 7/1/21 (AGC)(1)                                         5,016,800
      2,300,000  Northern California Power Agency Rev., Series 2008
                 C, (Hydroelectric Project Number One), 5.00%,
                 7/1/19 (AGC)(1)                                         2,376,015
      1,000,000  Plumas Unified School District GO, 5.25%, 8/1/20
                 (FSA)(1)                                                1,061,960
      4,140,000  San Francisco City & County Airports Commission
                 Rev., Series 2008-34F, 5.00%, 5/1/17 (AGC/FSA)(1)       4,318,186
      2,145,000  San Francisco Uptown Parking Corp. Rev., (Union
                 Square), 5.50%, 7/1/15 (MBIA)(1)                        2,285,948
      1,000,000  San Francisco Uptown Parking Corp. Rev., (Union
                 Square), 6.00%, 7/1/20 (MBIA)(1)                        1,070,600
      2,000,000  San Francisco Uptown Parking Corp. Rev., (Union
                 Square), 6.00%, 7/1/31 (MBIA)(1)                        2,019,800
      1,575,000  San Marcos Public Facilities Auth. Tax Allocation
                 Rev., Series 2006 A, (Project Area No. 3), 5.00%,
                 8/1/20 (Ambac)(1)                                       1,397,954
      2,875,000  Southern California Public Power Auth. Rev.,
                 Series 2008 A, (Southern Transmission), 5.00%,
                 7/1/22(1)                                               2,813,849
                                                                    --------------
                                                                        82,406,814
                                                                    --------------
COLORADO -- 2.0%
      1,100,000  Arapahoe County Water & Wastewater Public
                 Improvement District GO, Series 2002 B, 5.75%,
                 12/1/17 (MBIA)(1)                                       1,190,783
         40,000  Colorado Educational & Cultural Facilities Auth.
                 Rev., (Northwest Nazarene University Facilities),
                 4.60%, 11/1/10, Prerefunded at 102% of Par(1)(2)           42,740

------
18

Tax-Free Bond

Principal Amount                                                             Value

      $ 170,000  Colorado Educational & Cultural Facilities Auth.
                 Rev., (Northwest Nazarene University Facilities),
                 4.75%, 11/1/10(1)(2)                                     $178,852
        730,000  Colorado Educational & Cultural Facilities Auth.
                 Rev., (Northwest Nazarene University Facilities),
                 4.75%, 11/1/10(1)                                         731,847
        760,000  Colorado Educational & Cultural Facilities Auth.
                 Rev., (Northwest Nazarene University Facilities),
                 4.60%, 11/1/16(1)                                         670,548
      1,280,000  Colorado Health Facilities Auth. Rev., (Yampa
                 Valley Medical Center), 5.00%, 9/15/11(1)               1,260,710
      1,500,000  Colorado Health Facilities Auth. Rev., (Catholic
                 Health Initiatives), 6.00%, 10/1/23(1)                  1,490,400
      1,000,000  Colorado Health Facilities Auth. Rev., Series 2006
                 B, (Longmont United Hospital), 5.00%, 12/1/20
                 (RADIAN)(1)                                               849,110
        450,000  Colorado Water Resources & Power Development Auth.
                 Rev., Series 2000 A, 6.25%, 9/1/10, Prerefunded at
                 100% of Par(1)(2)                                         485,046
         50,000  Colorado Water Resources & Power Development Auth.
                 Rev., Series 2000 A, 6.25%, 9/1/16(1)                      53,108
      1,350,000  Compark Business Campus Metropolitan District GO,
                 Series 2007 A, 5.30%, 12/1/22 (RADIAN)(1)               1,196,235
      1,000,000  Douglas & Elbert Counties School District No. Re-1
                 GO, Series 2002 B, 5.75%, 12/15/12, Prerefunded at
                 100% of Par (FSA/Stated Aid Withholding)(1)(2)          1,125,740
      1,020,000  El Paso County School District No. 8 &
                 Fountain-Fort Carson School District Finance Corp.
                 COP, 4.25%, 12/15/13 (Ambac)(1)                           988,074
      1,250,000  Interlocken Consolidated Metropolitan District GO,
                 Series 1999 B, 5.625%, 12/15/16 (RADIAN)(1)             1,212,100
      1,250,000  Midcities Metropolitan District No. 2 GO, 5.125%,
                 12/1/30 (RADIAN)(1)                                       909,663

Principal Amount                                                             Value

     $1,450,000  SBC Metropolitan District GO, 5.00%, 12/1/20
                 (ACA)(1)                                              $ 1,356,011
      5,000,000  University of Colorado Regents COP, 6.00%, 12/1/22
                 (MBIA-IBC)(1)                                           5,167,600
      1,000,000  Vista Ridge Metropolitan District GO, Series 2006
                 A, 5.00%, 12/1/21 (RADIAN)(1)                             795,640
      1,250,000  Vista Ridge Metropolitan District GO, Series 2006
                 A, 5.00%, 12/1/26 (RADIAN)(1)                             917,775
                                                                    --------------
                                                                        20,621,982
                                                                    --------------
CONNECTICUT -- 2.1%
      2,150,000  Bridgeport GO, Series 2004 A, 5.25%, 8/15/14,
                 Prerefunded at 100% of Par (MBIA)(1)(2)                 2,415,396
      4,000,000  Connecticut GO, Series 2001 C, 5.50%, 12/15/13
                 (MBIA-IBC)(1)                                           4,466,080
      5,000,000  Connecticut GO, Series 2006 C, 5.00%, 6/1/14(1)         5,469,700
      1,595,000  Connecticut GO, Series 2006 D, 5.00%, 11/1/15(1)        1,752,889
      4,500,000  Connecticut Health & Educational Facility Auth.
                 Rev., Series 2003 X-3, (Yale University), 4.85%,
                 7/1/37(1)                                               4,178,385
      1,000,000  Connecticut Health & Educational Facility Auth.
                 Rev., Series 2007 C, (Hospital for Special Care
                 Issue), 5.25%, 7/1/27 (RADIAN)(1)                         734,210
      2,660,000  Connecticut Health & Educational Facility Auth.
                 Rev., Series 2007 I, (Quinnipiac University),
                 5.00%, 7/1/16 (MBIA)(1)                                 2,745,492
                                                                    --------------
                                                                        21,762,152
                                                                    --------------
DISTRICT OF COLUMBIA -- 0.5%
      1,385,000  District of Columbia GO, Series 1999 B, 5.50%,
                 6/1/09 (FSA)(1)                                         1,413,850
      1,155,000  District of Columbia Rev., (Gonzaga College High
                 School), 5.20%, 7/1/12 (FSA)(1)                         1,184,210
      2,425,000  District of Columbia Water & Sewer Auth. Public
                 Utilities Rev., Series 2008 A, 5.00%, 10/1/34
                 (AGC)(1)                                                2,163,100
                                                                    --------------
                                                                         4,761,160
                                                                    --------------

------
19

Tax-Free Bond

Principal Amount                                                             Value

FLORIDA -- 5.6%
      $ 400,000  Broward County Educational Facilities Auth. Rev.,
                 Series 2004 B, (Nova Southeastern), 5.00%,
                 4/1/14(1)                                                $384,032
        500,000  Broward County Educational Facilities Auth. Rev.,
                 Series 2004 B, (Nova Southeastern), 5.50%,
                 4/1/15(1)                                                 485,395
        525,000  Broward County Educational Facilities Auth. Rev.,
                 Series 2004 B, (Nova Southeastern), 5.50%,
                 4/1/16(1)                                                 502,346
      2,500,000  Citizens Property Insurance Corp. Rev., Series
                 2008 A-1, (GO of Corp.), 5.00%, 6/1/11(1)               2,537,725
      2,500,000  Citizens Property Insurance Corp. Rev., Series
                 2008 A-2, (GO of Corp.), 4.50%, 6/1/09(1)               2,515,275
      1,475,000  Collier County School Board COP, 5.50%, 2/15/12
                 (FSA)(1)                                                1,571,937
      1,150,000  Duval County COP, 5.75%, 7/1/16 (FSA)(1)                1,178,738
      1,000,000  Florida Higher Educational Facilities Financial
                 Auth. Rev., VRDN, 1.00%, 12/1/08(1)                     1,000,000
     10,000,000  Florida Hurricane Catastrophe Fund Financial Corp.
                 Rev., Series 2008 A, 5.00%, 7/1/13(1)                  10,400,400
      1,000,000  Florida Municipal Loan Council GO, Series 2002 C,
                 5.25%, 11/1/21 (MBIA)(1)                                  967,350
        850,000  Florida Municipal Power Agency Rev., VRDN, 0.90%,
                 12/1/08(1)                                                850,000
      4,500,000  Florida Rural Utility Financing Commission Rev.,
                 Series 2008 A, (Public Project Construction),
                 3.25%, 2/1/11(1)                                        4,499,955
      2,000,000  Halifax Hospital Medical Center Rev., 5.375%,
                 6/1/31 (FSA)(1)                                         1,740,120
      1,000,000  Halifax Hospital Medical Center Rev., Series 2006
                 A, 5.25%, 6/1/16(1)                                       903,850
        950,000  Halifax Hospital Medical Center Rev., Series 2006
                 A, 5.25%, 6/1/18(1)                                       827,878
      1,000,000  Halifax Hospital Medical Center Rev., Series 2006
                 B1, 5.50%, 6/1/38 (FSA)(1)                                862,460
      1,235,000  Indian River County Rev., (Spring Training
                 Facility), 5.25%, 4/1/15 (FGIC)(1)                      1,285,586

Principal Amount                                                             Value

     $2,230,000  Jacksonville Health Facilities Auth. Rev., VRDN,
                 0.90%, 12/1/08 (FSA)(1)                               $ 2,230,000
      2,870,000  JEA St. Johns River Power Park System Rev., Series
                 2, Issue 3, 5.00%, 10/1/37(1)                           2,550,024
        850,000  Lee County Industrial Development Auth. Healthcare
                 Facilities Rev., Series 1999 A, (Shell Point
                 Village), 5.50%, 11/15/09(1)(2)                           884,459
      1,000,000  Miami Beach Stormwater Rev., 5.75%, 9/1/17
                 (FGIC)(1)                                               1,044,650
      1,910,000  Miami Beach Water & Sewer Rev., 5.625%, 9/1/16
                 (Ambac)(1)                                              2,007,314
        650,000  Miami Parking Facilities Rev., 5.25%, 10/1/15
                 (MBIA)(1)                                                 678,782
      1,000,000  Miami-Dade County School Board COP, Series 2001 C,
                 5.50%, 10/1/11, Prerefunded at 100% of Par
                 (FSA)(1)(2)                                             1,091,690
      4,650,000  Miami-Dade County School Board COP, Series 2007 D,
                 (Miami International Airport), 5.25%, 10/1/26
                 (FSA)(1)                                                4,482,740
        800,000  Orange County Industrial Development Auth. Rev.,
                 Series 2007, (Catholic Charities), VRDN, 1.00%,
                 12/1/08 (LOC: Suntrust Bank)(1)                           800,000
      1,875,000  Orange County School Board COP, Series 2002 A,
                 5.50%, 8/1/12, Prerefunded at 100% of Par
                 (MBIA)(1)(2)                                            2,074,181
        450,000  Orlando & Orange County Expressway Auth. Rev.,
                 (Junior Lien), 6.50%, 7/1/11 (FGIC)(1)                    488,623
      1,000,000  Orlando Utilities Commission Water & Electric
                 Rev., Series 1989 D, 6.75%, 10/1/17(1)                  1,159,240
      1,500,000  Putnam County Development Auth. Pollution Control
                 Rev., Series 2007 B, (Seminole Electric
                 Cooperative, Inc.), 5.35%, 5/1/18 (Ambac)(1)            1,423,170
      1,000,000  Sumter County School Board COP, 5.50%, 7/1/12,
                 Prerefunded at 100% of Par (MBIA)(1)(2)                 1,104,490
      1,000,000  Sunrise Utility System Rev., 5.20%, 10/1/22
                 (Ambac)(1)                                                946,090
      1,890,000  Tampa Bay Water Utility System Rev. , 5.00%,
                 10/1/38(1)                                              1,716,177

------
20

Tax-Free Bond

Principal Amount                                                             Value

      $ 400,000  Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18
                 (Ambac)(1)                                               $454,040
      1,000,000  Tampa Water & Sewer Rev., 6.00%, 10/1/17 (FSA)(1)       1,131,740
                                                                    --------------
                                                                        58,780,457
                                                                    --------------
GEORGIA -- 1.8%
      1,200,000  Athens-Clarke County Unified Government Water &
                 Sewer Rev., 5.625%, 1/1/28(1)                           1,197,840
      3,210,000  Burke County Development Auth. Pollution Control
                 Rev., Series 2007 B, (Oglethorpe Power Corp.
                 Vogtle), 4.75%, 1/1/11 (MBIA)(1)                        3,212,279
      1,250,000  Fulton County Development Auth. Rev., Series 2001
                 A, (TUFF/Atlanta Housing, LLC Project at Georgia
                 State University), 5.50%, 9/1/18 (Ambac)(1)             1,289,413
      4,800,000  Georgia Municipal Electric Auth. Rev., Series 2008
                 D, (General Resolution), 5.50%, 1/1/26 (Project
                 one)(1)                                                 4,564,992
      5,000,000  Georgia Municipal Electric Auth. Rev., Series 2008
                 A, 5.25%, 1/1/17 (Project one)(1)                       5,142,400
        560,000  Georgia Municipal Electric Power Auth. Rev.,
                 6.50%, 1/1/12 (MBIA-IBC)(1)                               589,663
        130,000  Georgia Municipal Electric Power Auth. Rev.,
                 Series 1991 V, 6.50%, 1/1/09 (MBIA-IBC/GO of
                 Participants)(1)                                          130,567
         15,000  Georgia Municipal Electric Power Auth. Rev.,
                 Series 1991 V, 6.50%, 1/1/12 (MBIA-IBC)(1)                 15,881
        110,000  Georgia Municipal Electric Power Auth. Rev.,
                 Series 1991 V, 6.50%, 1/1/12 (MBIA-IBC)(1)                119,670
      2,000,000  LaGrange Water & Sewerage Revenue Rev., 5.00%,
                 1/1/12 (Ambac)(1)                                       2,090,700
      1,130,000  Marietta Development Auth. Rev., (Life University,
                 Inc.), 6.25%, 6/15/20(1)                                  963,325
                                                                    --------------
                                                                        19,316,730
                                                                    --------------
HAWAII -- 0.1%
        500,000  Maui County GO, Series 2000 A, 6.50%, 3/1/10,
                 Prerefunded at 101% of Par (FGIC)(1)(2)                   534,715
                                                                    --------------
IDAHO -- 0.1%
      1,000,000  Blaine County Hailey School District No. 61 GO,
                 5.00%, 7/30/10 (Ambac/School Bond Guarantee)(1)         1,049,640
                                                                    --------------

Principal Amount                                                             Value

ILLINOIS -- 5.6%
     $6,600,000  Austin Trust Various States GO, Series 2008-3025X,
                 VRDN, 1.53%, 12/1/08 (FSA) (LIQ FAC: Bank of
                 America N.A.)(1)                                      $ 6,600,000
      5,000,000  Chicago Board of Education GO, Series 2008 C,
                 5.25%, 12/1/23(1)                                       5,042,600
      4,000,000  Chicago O'Hare International Airport Rev., Series
                 1993 A, (Senior Lien), 5.00%, 1/1/12 (MBIA-IBC)(1)      4,186,200
      2,950,000  Chicago O'Hare International Airport Rev., Series
                 2008 A, 5.00%, 1/1/12 (FSA)(1)                          3,093,518
      3,400,000  Chicago O'Hare International Airport Rev., Series
                 2008 A, 5.00%, 1/1/13 (FSA)(1)                          3,575,508
      4,000,000  Chicago O'Hare International Airport Rev., Series
                 2008 A, 5.00%, 1/1/14 (FSA)(1)                          4,210,720
        600,000  Chicago O'Hare International Airport Rev., Series
                 2008 C, 4.00%, 1/1/17 (FSA)(1)                            579,030
      1,015,000  City of Chicago Rev., Series 2006 A, 5.00%,
                 11/1/13 (Ambac)(1)                                      1,081,076
      4,915,000  Cook County Township High School District No. 211
                 GO, (Palantine & Schaumburg Townships), 5.00%,
                 12/1/10 (FSA)(1)                                        5,176,281
      2,000,000  Illinois Dedicated Tax Rev., (Civic Center),
                 6.25%, 12/15/20 (Ambac)(1)                              2,232,400
        655,000  Illinois Development Finance Auth. Rev., Series
                 2001 B, (Midwestern University), 5.125%, 5/15/10(1)       672,934
        400,000  Illinois Development Finance Auth. Rev., Series
                 2001 B, (Midwetern University), 5.75%, 5/15/11,
                 Prerefunded at 101% of Par(1)(2)                          434,636
      1,775,000  Illinois Finance Auth. Student Housing Rev.,
                 Series 2006 B, (Educational Advancement Fund,
                 Inc.), 5.00%, 5/1/09(1)                                 1,774,077
      2,785,000  Illinois Finance Auth. Student Housing Rev.,
                 Series 2006 B, (Educational Advancement Fund,
                 Inc.), 5.00%, 5/1/11(1)                                 2,706,742
      5,000,000  Illinois Financial Auth. Rev., (Advocate Health
                 Care Network), 6.25%, 11/1/28(1)                        4,858,400

------
21

Tax-Free Bond

Principal Amount                                                             Value

      $ 940,000  Illinois Health Facilities Auth. Rev., Series 1992
                 C, (Evangelical Hospital), 6.75%, 4/15/12(1)(2)       $ 1,005,462
        930,000  Kane County Community Unit School District No. 304
                 GO, 6.20%, 1/1/24 (FSA)(1)                                968,130
      1,035,000  Ogle Lee & De Kalb Counties Township High School
                 District No. 212 GO, 6.00%, 12/1/11, Prerefunded
                 at 100% of Par (MBIA)(1)(2)                             1,149,450
      1,145,000  Ogle Lee & De Kalb Counties Township High School
                 District No. 212 GO, 6.00%, 12/1/11, Prerefunded
                 at 100% of Par (MBIA)(1)(2)                             1,271,614
         75,000  Ogle Lee & De Kalb Counties Township High School
                 District No. 212 GO, 6.00%, 12/1/18 (MBIA)(1)              79,846
      1,000,000  Regional Transportation Auth. Rev., Series 1990 A,
                 7.20%, 11/1/20 (Ambac)(1)                               1,169,900
      1,000,000  Rock Island-Mercer et al Counties Community
                 College District No. 503 GO, Series 2008 A, (Black
                 Hawk College), 4.00%, 12/1/11 (Ambac)(1)                1,033,630
      1,000,000  Southwestern Illinois Development Auth. Rev.,
                 (Triad School District No. 2), 5.00%, 10/1/18
                 (MBIA/GO of District)(1)                                  999,550
      1,250,000  Town of Cicero GO, Series 2005 A, 5.25%, 1/1/20
                 (XLCA)(1)                                               1,036,900
      1,000,000  Town of Cicero GO, Series 2005 A, 5.25%, 1/1/21
                 (XLCA)(1)                                                 813,110
      1,000,000  University of Illinois COP, Series 2006 A,
                 (Academic Facilities), 5.00%, 3/15/16 (Ambac)(1)        1,071,840
      2,000,000  Village of Bedford Park GO, Series 2004 A, 5.25%,
                 12/15/20 (FSA)(1)                                       2,058,320
                                                                    --------------
                                                                        58,881,874
                                                                    --------------
INDIANA -- 1.8%
      1,000,000  Hamilton Southeastern Consolidated School Building
                 Corp. Rev., (Hamilton County), 4.25%, 7/15/20
                 (FSA/Stated Aid Withholding)(1)                           934,490
      1,520,000  Indiana Bond Bank Rev., Series 2006 A, 5.00%,
                 8/1/17 (FSA)(1)                                         1,609,011

Principal Amount                                                             Value

     $1,600,000  Indiana Bond Bank Rev., Series 2006 A, 5.00%,
                 8/1/18 (FSA)(1)                                       $ 1,669,584
      1,680,000  Indiana Bond Bank Rev., Series 2006 A, 5.00%,
                 8/1/19 (FSA)(1)                                         1,728,182
      5,000,000  Indiana Finance Auth. Lease Rev., Series 2008 A1,
                 5.00%, 11/1/16(1)                                       5,233,150
        220,000  Indiana Transportation Finance Auth. Rev., Series
                 1990 A, 7.25%, 6/1/15, Prerefunded at 100% of
                 Par(1)(2)                                                 237,112
        780,000  Indiana Transportation Finance Auth. Rev., Series
                 1990 A, 7.25%, 6/1/15(1)                                  876,658
      1,435,000  Indianapolis Local Public Improvement Bond Bank
                 Rev., Series 2002 A, 5.00%, 7/1/12 (MBIA)(1)            1,534,015
      1,500,000  Mount Vernon of Hancock County Multi-School
                 Building Corp. Rev., Series 2001 B, (First
                 Mortgage), 5.75%, 7/15/11, Prerefunded at 100% of
                 Par (Ambac)(1)(2)                                       1,638,150
      1,650,000  Valparaiso Middle Schools Building Corp. Rev.,
                 (First Mortgage), 5.75%, 7/15/11, Prerefunded at
                 100% of Par (FGIC)(1)(2)                                1,801,965
      1,000,000  Zionsville Community Schools Building Corp. Rev.,
                 (First Mortgage), 5.75%, 1/15/12, Prerefunded at
                 100% of Par (FGIC/State Aid Wiithholding)(1)(2)         1,102,200
                                                                    --------------
                                                                        18,364,517
                                                                    --------------
IOWA -- 0.4%
      1,485,000  Iowa Finance Auth. Rev., Series 2006 A,
                 (Development Care Initiatives), 5.25%, 7/1/13
                 (CIFG)(1)                                               1,380,203
      1,950,000  Iowa Finance Auth. Rev., Series 2006 A,
                 (Development Care Initiatives), 5.25%, 7/1/14
                 (CIFG)(1)                                               1,783,626
      1,690,000  Iowa Finance Auth. Rev., Series 2006 A,
                 (Development Care Initiatives), 5.25%, 7/1/16
                 (CIFG)(1)                                               1,501,075
                                                                    --------------
                                                                         4,664,904
                                                                    --------------
KANSAS -- 0.2%
      1,280,000  Wichita Hospital Facilities Rev., Series 2001 III,
                 5.25%, 11/15/13(1)                                      1,286,784

------
22

Tax-Free Bond

Principal Amount                                                             Value

     $1,195,000  Wichita Hospital Facilities Rev., Series 2001 III,
                 5.50%, 11/15/16(1)                                    $ 1,191,009
                                                                    --------------
                                                                         2,477,793
                                                                    --------------
LOUISIANA -- 0.3%
      1,105,000  Louisiana Public Facilities Auth. Rev., Series
                 2006 A, (Black & Gold Facilities), 4.00%, 7/1/13(1)     1,068,038
      1,205,000  Louisiana Public Facilities Auth. Rev., Series
                 2006 A, (Black & Gold Facilities), 5.00%, 7/1/15(1)     1,193,950
      1,465,000  Louisiana Public Facilities Auth. Rev., Series
                 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22(1)     1,276,352
                                                                    --------------
                                                                         3,538,340
                                                                    --------------
MARYLAND -- 2.8%
     10,000,000  Maryland GO, First, Series 2005 A, (State and
                 Local Facilities Loan), 5.25%, 2/15/15(1)              11,119,600
     10,000,000  Maryland GO, Second, Series 2005 A, (State and
                 Local Facilities Loan), 5.00%, 8/1/11(1)               10,689,000
        445,000  Maryland Health & Higher Educational Facilities
                 Auth. Rev., (Lifebridge Health Issue), 4.75%,
                 7/1/09(1)                                                 448,800
        130,000  Maryland Health & Higher Educational Facilities
                 Auth. Rev., (Lifebridge Health Issue), 4.75%,
                 7/1/10(1)                                                 131,715
        575,000  Maryland Health & Higher Educational Facilities
                 Auth. Rev., (Lifebridge Health Issue), 5.00%,
                 7/1/12(1)                                                 579,387
      1,840,000  Maryland Health & Higher Educational Facilities
                 Auth. Rev., (Lifebridge Health Issue), 5.00%,
                 7/1/13(1)                                               1,849,274
      2,000,000  Maryland Health & Higher Educational Facilities
                 Auth. Rev., (Lifebridge Health Issue), 5.00%,
                 7/1/34 (AGC)(1)                                         1,815,060
      1,645,000  Maryland Health & Higher Educational Facilities
                 Auth. Rev., (Johns Hopkins University), 5.25%,
                 7/1/38(1)                                               1,620,605
      1,000,000  Maryland Health & Higher Educational Facilities
                 Auth. Rev., (Johns Hopkins University), 3.65%,
                 5/15/42(1)                                                999,790
                                                                    --------------
                                                                        29,253,231
                                                                    --------------

Principal Amount                                                             Value

MASSACHUSETTS -- 2.7%
    $10,000,000  Commonwealth of Massachusetts GO, Series 2002 C,
                 (Consolidated Loan of 2002), 5.50%, 11/1/12
                 (FSA)(1)                                              $10,950,000
      3,300,000  Massachusetts Bay Transportation Auth. Rev.,
                 Series 2008 A, 5.25%, 7/1/34(1)                         3,227,136
      1,760,000  Massachusetts Development Finance Agency Rev.,
                 Series 2007 C, 5.00%, 10/1/17(1)                        1,763,872
      2,500,000  Massachusetts GO, Series 2006 D, 5.00%, 8/1/14(1)       2,722,525
      5,000,000  Massachusetts Health & Educational Facilities
                 Auth. Rev., (Boston Medical Center), 5.25%,
                 7/1/38(1)                                               3,389,850
        630,000  Massachusetts Health & Educational Facilities
                 Auth. Rev., Series 1992 F, 6.25%, 7/1/12 (Ambac)(1)       668,518
      5,000,000  Massachusetts Health & Educational Facilities
                 Auth. Rev., Series 2008 A, 5.00%, 7/1/14(1)             5,494,900
                                                                    --------------
                                                                        28,216,801
                                                                    --------------
MICHIGAN -- 3.2%
      3,500,000  Detroit GO, Series 2004 A1, 5.25%, 4/1/23
                 (Ambac)(1)                                              3,233,755
      1,485,000  Grand Valley State University Rev., 5.75%,
                 12/1/10, Prerefunded at 100% of Par (FGIC)(1)(2)        1,598,603
      1,265,000  Kalamazoo Public Schools GO, 4.00%, 5/1/13 (FSA)(1)     1,310,654
      1,545,000  Kalamazoo Public Schools GO, 5.25%, 5/1/16 (FSA)(1)     1,685,255
      5,000,000  Michigan Building Auth. Rev., Series 2003 I,
                 (Facilities Program), 5.25%, 10/15/11 (FSA)(1)          5,287,950
      2,345,000  Michigan Higher Education Facilities Auth. Rev.,
                 (Limited Obligation - Hillsdale College), 5.00%,
                 3/1/26(1)                                               2,054,783
      1,070,000  Pontiac City School District GO, 5.00%, 5/1/13
                 (XLCA)(1)                                               1,106,872
      1,110,000  Pontiac City School District GO, 5.00%, 5/1/14
                 (XLCA)(1)                                               1,145,797
      1,260,000  Pontiac City School District GO, 5.00%, 5/1/15
                 (XLCA)(1)                                               1,295,482
      1,425,000  Pontiac City School District GO, 5.00%, 5/1/16
                 (XLCA)(1)                                               1,449,424
      1,595,000  Pontiac City School District GO, 5.00%, 5/1/17
                 (XLCA)(1)                                               1,599,546

------
23

Tax-Free Bond

Principal Amount                                                             Value

      $ 575,000  Taylor GO, 5.00%, 9/1/11 (MBIA)(1)                       $605,452
      2,010,000  Wayne Charter County Airport Rev., Series 2002 C,
                 5.00%, 12/1/11 (FGIC)(1)                                2,079,445
      2,215,000  Wayne Charter County Airport Rev., Series 2002 C,
                 5.375%, 12/1/13 (FGIC)(1)                               2,304,464
      2,335,000  Wayne Charter County Airport Rev., Series 2002 C,
                 5.375%, 12/1/14 (FGIC)(1)                               2,415,137
      3,000,000  Wayne County Airport Auth. Rev., (Detroit
                 Metropolitan Airport), 5.00%, 12/1/18 (FGIC)(1)         2,943,990
      2,000,000  Wayne County Airport Auth. Rev., (Detroit
                 Metropolitan Airport), 5.00%, 12/1/19 (FGIC)(1)         1,927,820
                                                                    --------------
                                                                        34,044,429
                                                                    --------------
MINNESOTA -- 1.2%
     10,000,000  Minnesota GO, Series 2008 A, 5.00%, 6/1/13(1)          10,890,300
      1,500,000  Minnesota Higher Education Facilities Auth. Rev.,
                 Series 2005-6G, (Saint John University), 5.00%,
                 10/1/12(1)                                              1,572,180
                                                                    --------------
                                                                        12,462,480
                                                                    --------------
MISSISSIPPI -- 1.2%
      1,565,000  Mississippi Development Bank Special Obligation
                 Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%,
                 11/1/15 (Ambac)(1)                                      1,638,790
      1,645,000  Mississippi Development Bank Special Obligation
                 Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%,
                 11/1/16 (Ambac)(1)                                      1,705,421
      1,000,000  Mississippi Development Bank Special Obligation
                 Rev., Series 2006 A, (Municipal Energy Agency
                 Power Supply), 5.00%, 3/1/17 (XLCA)(1)                    966,700
      4,620,000  Mississippi Development Bank Special Obligation
                 Rev., Series 2006 A, (Mississippi Development
                 Bank), 5.00%, 7/1/19 (Ambac)(1)                         4,669,018
      1,195,000  University of Southern Mississippi Rev., Series
                 2006 A, 5.00%, 3/1/17 (FSA)(1)                          1,260,701
      1,940,000  University of Southern Mississippi Rev., Series
                 2006 A, 5.00%, 3/1/18 (FSA)(1)                          2,019,714
                                                                    --------------
                                                                        12,260,344
                                                                    --------------

Principal Amount                                                             Value

MISSOURI -- 1.6%
    $ 1,425,000  Jackson County Public Building Corp. Rev., Series
                 2006 A, (Capital Improvements), 5.00%, 12/1/15
                 (MBIA)(1)                                             $ 1,540,995
      2,775,000  Missouri Development Finance Board, Series 2000 A,
                 (Midtown Redevelopment), 5.75%, 4/1/10,
                 Prerefunded at 100% of Par (MBIA)(1)(2)                 2,922,824
      2,145,000  Missouri Health & Educational Facilities Auth.
                 Rev., Series 1998 A, (Park Lane Medical Center),
                 5.60%, 1/1/15 (MBIA)(1)(2)                              2,291,182
      2,000,000  Missouri Health & Educational Facilities Auth.
                 Rev., Series 2008 A, (The Washington University),
                 5.375%, 3/15/39(1)                                      2,000,560
      3,145,000  Missouri Joint Municipal Electric Utility
                 Commission Rev., (Plum Point), 5.00%, 1/1/16
                 (MBIA)(1)                                               3,176,639
      3,030,000  Missouri State Highways & Transit Commission Rev.,
                 Series 2006 A, 5.00%, 5/1/13(1)                         3,285,853
      1,000,000  Platte County Industrial Development Auth. Rev.,
                 (Zona Rosa Retail), 5.00%, 12/1/32 (County
                 Guaranteed)(1)                                            891,090
      1,000,000  St. Louis Municipal Finance Corp. Rev., Series
                 2006 A, (Carnahan Courthouse), 4.00%, 2/15/17
                 (Ambac)(1)                                                943,820
                                                                    --------------
                                                                        17,052,963
                                                                    --------------
NEBRASKA -- 0.7%
      2,000,000  Nebraska Public Power District Rev., Series 2007
                 B, 5.00%, 1/1/13 (FSA)(1)                               2,129,080
      2,500,000  Nebraska Public Power District Rev., Series 2008
                 B, 5.00%, 1/1/20(1)                                     2,483,075
      3,000,000  Omaha Public Power District Electric System Rev.,
                 Series 2007 A, 5.00%, 2/1/21(1)                         3,014,790
                                                                    --------------
                                                                         7,626,945
                                                                    --------------
NEVADA -- 0.4%
      1,000,000  Clark County Economic Devleopment Rev.,
                 (University of Southern Nevada), 5.00%, 4/1/22
                 (RADIAN)(1)                                               879,240

------
24

Tax-Free Bond

Principal Amount                                                             Value

    $ 1,550,000  Reno Sales and Room Tax Rev., (ReTrac-Reno
                 Transportation Rail Access Corridor), 5.50%,
                 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)      $ 1,707,511
      1,865,000  Reno Sales and Room Tax Rev., (ReTrac-Reno
                 Transportation Rail Access Corridor), 5.50%,
                 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)        2,054,521
                                                                    --------------
                                                                         4,641,272
                                                                    --------------
NEW HAMPSHIRE -- 0.5%
      1,660,000  New Hampshire Health & Education Facilities Auth.
                 Rev., Series 2004 A, (Kendal at Hanover), 5.00%,
                 10/1/11(1)                                              1,654,024
        305,000  New Hampshire Health & Education Facilities Auth.
                 Rev., Series 2004 A, (Kendal at Hanover), 5.00%,
                 10/1/12(1)                                                299,452
      1,030,000  New Hampshire Health & Education Facilities Auth.
                 Rev., Series 2004 A, (Kendal at Hanover), 5.00%,
                 10/1/13(1)                                              1,002,118
      2,850,000  New Hampshire Health & Education Facilities Auth.
                 Rev., Series 2004 A, (Kendal at Hanover), 5.00%,
                 10/1/18(1)                                              2,547,301
                                                                    --------------
                                                                         5,502,895
                                                                    --------------
NEW JERSEY -- 5.1%
        270,000  New Jersey Economic Development Auth. Rev., Series
                 2008 Y, (School Facility Construction), 5.00%,
                 9/1/33(1)                                                 250,120
      7,300,000  New Jersey Sports & Exposition Auth. Rev., Series
                 2008 B, 5.00%, 9/1/18(1)                                7,436,656
      4,235,000  New Jersey Transit Corp. COP, 5.00%, 10/1/12
                 (FSA)(1)                                                4,525,733
      5,595,000  New Jersey Transit Corp. COP, 5.00%, 10/1/13
                 (FSA)(1)                                                5,995,154
     10,000,000  New Jersey Transportation Trust Fund Auth. Rev.,
                 Series 2003 B3, 5.00%, 12/15/16(1)                     10,579,100
      7,400,000  New Jersey Transportation Trust Fund Auth. Rev.,
                 Series 2004 B, 5.25%, 12/15/12 (FGIC)(1)                7,976,386
     15,000,000  New Jersey Transportation Trust Fund Auth. Rev.,
                 Series 2006 A, 5.25%, 12/15/20(1)                      14,883,300

Principal Amount                                                             Value

    $ 4,000,000  Tobacco Settlement Financing Corp. Rev., Series
                 2007 1A, 5.00%, 6/1/41(1)                             $ 2,186,040
                                                                    --------------
                                                                        53,832,489
                                                                    --------------
NEW MEXICO -- 1.0%
      2,240,000  City of Clayton Rev., (Jail Project), 5.00%,
                 11/1/10 (CIFG)(1)                                       2,273,690
      6,675,000  Los Alamos County, Inc. Utility System Rev.,
                 Series 2004 A, 5.00%, 7/1/11 (FSA)(1)                   7,075,567
      1,415,000  San Juan County Gross Receipts Tax Rev., Series
                 2001 A, 5.75%, 9/15/11, Prerefunded at 101% of Par
                 (Ambac)(1)(2)                                           1,565,853
                                                                    --------------
                                                                        10,915,110
                                                                    --------------
NEW YORK -- 10.7%
      2,975,000  City of New York GO, Series 2002 B, 5.25%, 8/1/09
                 (CIFG)(1)                                               3,043,276
      2,885,000  City of New York GO, Series 2002 C, 5.25%, 8/1/09
                 (CIFG)(1)                                               2,951,211
      5,000,000  City of New York GO, Series 2003 I, 5.75%, 3/1/13,
                 Prerefunded at 101% of Par(1)(2)                        5,668,550
      5,195,000  City of New York GO, Series 2004 D, 5.00%, 11/1/17
                 (FSA)(1)                                                5,474,335
      4,000,000  City of New York GO, Series 2006 J1, 5.00%,
                 6/1/18(1)                                               4,073,880
      5,855,000  City of New York GO, Series 2008 J1, 5.00%,
                 8/1/13(1)                                               6,177,435
      5,000,000  Metropolitan Transportation Auth. Rev., 6.25%,
                 11/15/13(1)                                             5,233,800
      4,000,000  Metropolitan Transportation Auth. Rev., 5.00%,
                 11/15/27(1)                                             4,185,360
      1,350,000  New York City Municipal Water Finance Auth. Water
                 & Sewer System Rev., Series 2008 C, 5.00%,
                 6/15/17(1)                                              1,453,774
     10,000,000  New York City Municipal Water Finance Auth. Water
                 & Sewer System Rev., Series 2008 DD, 5.00%,
                 6/15/32(1)                                              9,344,000
      8,500,000  New York City Transitional Finance Auth. Rev.,
                 Series 2004 D2, 5.00%, 11/1/12(1)                       9,144,470
      2,000,000  New York City Transitional Finance Auth. Rev.,
                 Series 2005 A1, 5.00%, 11/1/10(1)                       2,100,260
      1,440,000  New York State Dormitory Auth. Rev., Series 1990
                 A, (UNIC Educational Facilities), 7.50%, 5/15/13
                 (MBIA-IBC)(1)                                           1,691,122

------
25

Tax-Free Bond

Principal Amount                                                             Value

    $ 1,000,000  New York State Dormitory Auth. Rev., Series 2005
                 F, 5.00%, 3/15/12 (FSA)(1)                            $ 1,066,060
     10,000,000  New York State Dormitory Auth. Rev., Series 2007
                 A, 5.00%, 3/15/32(1)                                    9,346,900
      3,500,000  New York State Dormitory Auth. Rev., Series 2008
                 A, (Columbia University), 4.00%, 7/1/13 (GO of
                 University)(1)                                          3,670,485
      7,025,000  New York State Dormitory Auth. Rev., Series 2008
                 A1, (Memorial Sloan - Kettering Cancer Center),
                 5.00%, 7/1/36(1)                                        6,353,902
      6,250,000  New York State Dormitory Auth. Rev., Series 2008
                 A2, (Memorial Sloan - Kettering Cancer Center),
                 5.00%, 7/1/26(1)                                        5,988,562
     10,000,000  New York State Dormitory Auth. Rev., Series 2008
                 B, 5.75%, 3/15/36(1)                                   10,123,000
      1,000,000  Niagara Falls Bridge Commission Toll Rev., Series
                 1993 B, 5.25%, 10/1/15 (FGIC)(1)                        1,028,200
      5,000,000  Triborough Bridge & Tunnel Auth. Rev., Series 2008
                 B3, (GO of Authority), 5.00%, 11/15/15(1)               5,227,900
     10,000,000  Triborough Bridge & Tunnel Auth. Rev., Series 2008
                 C, (GO of Authority), 5.00%, 11/15/38(1)                8,999,600
                                                                    --------------
                                                                       112,346,082
                                                                    --------------
NORTH CAROLINA -- 1.6%
      1,915,000  Austin Trust Various States Rev., VRDN, 1.53%,
                 12/1/08 (FSA) (LIQ FAC: Bank of America, N.A.)(1)       1,915,000
      2,000,000  Charlotte GO, 5.00%, 8/1/19(1)                          2,129,140
      1,000,000  Charlotte Water & Sewer System Rev., 5.00%,
                 7/1/17(1)                                               1,085,320
      2,060,000  Greensboro Rev., (Combined Enterprise System),
                 5.25%, 6/1/20(1)                                        2,180,304
      2,500,000  North Carolina Medical Care Commission Retirement
                 Facilities Rev., Series 2007 A, (Southminster),
                 5.625%, 10/1/27(1)                                      1,826,200
      1,000,000  North Carolina Municipal Power Agency No. 1
                 Catawba Electric Rev., 6.00%, 1/1/10 (MBIA)(1)          1,035,450

Principal Amount                                                             Value

    $ 2,000,000  North Carolina Municipal Power Agency No. 1
                 Catawba Electric Rev., Series 2003 A, 5.50%,
                 1/1/13(1)                                             $ 2,109,040
      2,500,000  North Carolina Municipal Power Agency No. 1
                 Catawba Electric Rev., Series 2008 C, 5.25%,
                 1/1/19(1)                                               2,499,875
      2,000,000  North Carolina Municipal Power Agency No. 1
                 Catawba Electric Rev., Series 2008 C, 5.25%,
                 1/1/20(1)                                               1,966,920
                                                                    --------------
                                                                        16,747,249
                                                                    --------------
NORTH DAKOTA -- 0.2%
      1,500,000  Grand Forks Health Care System Rev., (Altru Health
                 System Obligation Group), 7.125%, 8/15/10,
                 Prerefunded at 101% of Par(1)(2)                        1,644,000
                                                                    --------------
OHIO -- 2.5%
      1,000,000  American Municipal Power-Ohio, Inc. Rev., Series
                 2008 A, (Prairie State Energy Campus), 5.00%,
                 2/15/17(1)                                              1,035,620
      4,005,000  Buckeye Tobacco Settlement Financing Auth. Rev.,
                 Series 2007 A2, (Asset-Backed Senior Current
                 Interest Turbo Term), 5.875%, 6/1/30(1)                 2,670,975
      1,150,000  Mad River Local School District GO, (Classroom
                 Facilities), 5.75%, 12/1/12, Prerefunded at 100%
                 of Par (FGIC)(1)(2)                                     1,290,817
      1,700,000  Milford Exempt Village School District GO, (School
                 Improvement), 6.00%, 12/1/11, Prerefunded at 100%
                 of Par (FSA)(1)(2)                                      1,887,986
      1,005,000  Ohio GO, Series 2005 A, (Infrastructure
                 Improvement), 5.00%, 9/1/11(1)                          1,072,084
      1,365,000  Ohio GO, Series 2005 A, (Infrastructure
                 Improvement), 5.00%, 9/1/12(1)                          1,472,876
        750,000  Ohio Higher Educational Facility Commission Rev.,
                 Series 1990 B, (Case Western Reserve University),
                 6.50%, 10/1/20(1)                                         845,903
      4,500,000  Ohio State Higher Educational Facility Commission,
                 5.00%, 1/1/25(1)                                        4,168,575
      5,895,000  Ohio Water Development Auth. Rev., (Water
                 Pollution Control Loan Fund), 5.00%, 12/1/13(1)         6,448,069

------
26

Tax-Free Bond

Principal Amount                                                             Value

    $ 2,000,000  Ohio Water Development Auth. Rev., (Drinking Water
                 Assistance Fund), 5.00%, 6/1/28(1)                    $ 1,968,180
      1,505,000  Summit County GO, 5.75%, 12/1/12, Prerefunded at
                 101% of Par (FGIC)(1)(2)                                1,702,907
      1,550,000  Tri Valley Local School District GO, 5.75%,
                 6/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)         1,722,112
                                                                    --------------
                                                                        26,286,104
                                                                    --------------
OKLAHOMA -- 1.3%
      1,000,000  Comanche County Hospital Auth. Rev., 5.00%, 7/1/11
                 (RADIAN)(1)                                               986,960
      1,425,000  Comanche County Hospital Auth. Rev., 5.00%, 7/1/12
                 (RADIAN)(1)                                             1,381,936
      1,300,000  Oklahoma County Finance Auth. Rev., (Western
                 Heights Public Schools), 4.00%, 9/1/10 (AGC)(1)         1,326,455
      3,000,000  Oklahoma Development Finance Auth. Health System
                 Rev., Series 2008 C, 5.50%, 8/15/22 (Obligated
                 Group Consisting of INTEGRIS Baptist Medical
                 center, Inc., INTEGRIS South Oklahoma City
                 Hospital Corp. and INTEGRIS Rural Heath, Inc.)(1)       2,911,230
      1,610,000  Pottawatomie County Facilities Auth. Rev.,
                 (Shawnee Public Schools), 5.00%, 9/1/13(1)              1,652,842
      1,730,000  Pottawatomie County Facilities Auth. Rev.,
                 (Shawnee Public Schools), 5.00%, 9/1/14(1)              1,767,593
      1,710,000  Pottawatomie County Facilities Auth. Rev.,
                 (Shawnee Public Schools), 5.00%, 9/1/15(1)              1,734,898
      2,130,000  Pottawatomie County Facilities Auth. Rev.,
                 (Shawnee Public Schools), 5.00%, 9/1/16(1)              2,148,041
                                                                    --------------
                                                                        13,909,955
                                                                    --------------
OREGON -- 0.9%
      2,015,000  Clackamas County School Distrist No. 62 GO, 5.50%,
                 6/15/10 (School Bond Guarantee)(1)                      2,116,395
      2,840,000  Oregon State Department of Administrative Services
                 COP, Series 2008 A, 5.00%, 5/1/13 (FSA)(1)              3,045,644

Principal Amount                                                             Value

    $ 4,040,000  Tri-County Metropolitan Transportation District
                 Rev., (Payroll Tax & Grant Receipt), 4.00%, 5/1/14
                 (MBIA)(1)                                             $ 4,040,202
                                                                    --------------
                                                                         9,202,241
                                                                    --------------
PENNSYLVANIA -- 5.4%
      4,000,000  Allegheny County Hospital Development Auth. Rev.,
                 Series 2008 A, (University of Pittsburgh Medical
                 Center), 5.00%, 9/1/11(1)                               4,098,720
      6,210,000  Allegheny County Hospital Development Auth. Rev.,
                 Series 2008 A, (University of Pittsburgh Medical
                 Center), 5.00%, 9/1/12(1)                               6,336,311
      1,500,000  Allegheny County Hospital Development Auth. Rev.,
                 Series 2008 A, (University of Pittsburgh Medical
                 Center), 5.00%, 9/1/18(1)                               1,473,210
      2,250,000  Allegheny County Industrial Development Auth.
                 Rev., (Residential Resources, Inc.), 4.75%,
                 9/1/14(1)                                               2,102,918
      2,235,000  Allegheny County Redevelopment Auth. Tax
                 Allocation Rev., (Pittsburgh Mills), 5.10%,
                 7/1/14(1)                                               1,936,136
      1,150,000  Central Dauphin School District GO, 7.00%, 2/1/16,
                 Prerefunded at 100% of Par (MBIA/State Aid
                 Withholding)(1)(2)                                      1,411,142
     15,805,000  City of Pittsburgh GO, Series 2006 B, 5.25%,
                 9/1/16 (FSA)(1)                                        16,788,703
      2,580,000  East Stroudsburg Area School District GO, 7.75%,
                 9/1/16, Prerefunded at 100% of Par (FSA/State Aid
                 Withholding)(1)(2)                                      3,333,592
      1,155,000  Exeter Township GO, 5.25%, 7/15/15 (Ambac)(1)           1,264,760
      1,830,000  Exeter Township GO, 5.30%, 7/15/19 (Ambac)(1)           1,960,991
      5,000,000  Geisinger Auth. Health System Rev., VRDN, 2.91%,
                 2/1/09(1)                                               2,325,000
      2,000,000  Northampton County General Purpose Auth. Rev.,
                 Series 2008 A, 5.50%, 8/15/35(1)                        1,417,320
      1,000,000  Oxford Area School District GO, Series 2001 A,
                 5.50%, 2/15/12, Prerefunded at 100% of Par
                 (FGIC/State Aid Withholding)(1)(2)                      1,096,430
      1,125,000  Pennsylvania GO, 5.375%, 7/1/18 (FSA)(1)                1,234,024

------
27

Tax-Free Bond

Principal Amount                                                             Value

    $ 2,975,000  Philadelphia School District GO, Series 2002 A,
                 5.25%, 2/1/11 (FSA/State Aid Withholding)(1)          $ 3,147,877
      2,270,000  Scranton Parking Auth. Rev., 5.00%, 6/1/22
                 (RADIAN)(1)                                             1,978,941
      4,500,000  Westmoreland County Municipal Auth. Rev., 5.25%,
                 8/15/15, Prerefunded at 100% of Par (FSA)(1)(2)         5,087,385
                                                                    --------------
                                                                        56,993,460
                                                                    --------------
PUERTO RICO -- 4.1%
      4,000,000  Puerto Rico Aqueduct & Sewer Auth. Rev., Series
                 2008 A, 5.00%, 7/1/12(1)                                3,971,960
     12,550,000  Puerto Rico Aqueduct & Sewer Auth. Rev., Series
                 2008 A, 5.00%, 7/1/14(1)                               12,148,275
      1,750,000  Puerto Rico Aqueduct & Sewer Auth. Rev., Series
                 2008 A, 6.00%, 7/1/44(1)                                1,524,933
      5,000,000  Puerto Rico GO, Series 2006 B, 5.25%, 7/1/17(1)         4,715,550
      3,020,000  Puerto Rico GO, Series 2008 A, 5.50%, 7/1/16(1)         2,937,765
      3,000,000  Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28(1)        2,388,750
      2,000,000  Puerto Rico Government Development Bank Rev.,
                 Series 2006 B, 5.00%, 12/1/16(1)                        1,876,340
        575,000  Puerto Rico Highway & Transportation Auth. Rev.,
                 Series 2007 CC, 5.00%, 7/1/14(1)                          562,505
      2,000,000  Puerto Rico Infrastructure Financing Auth. Special
                 Tax Rev., Series 2006 B, 5.00%, 7/1/13(1)               1,969,740
      3,700,000  Puerto Rico Municipal Finance Agency GO, Series
                 2005 A, 5.00%, 8/1/11(1)                                3,712,950
      5,000,000  Puerto Rico Public Buildings Auth. Rev., Series
                 2004 I, (Government Facilities), 5.50%, 7/1/14,
                 Prerefunded at 100% of Par(1)(2)                        5,550,600
      2,000,000  Puerto Rico Public Buildings Auth. Rev., Series
                 2007 M, (Government Facilities), 5.50%, 7/1/12(1)       2,024,880
                                                                    --------------
                                                                        43,384,248
                                                                    --------------
RHODE ISLAND -- 0.4%
      1,000,000  Cranston GO, 6.375%, 11/15/09, Prerefunded at 101%
                 of Par (FGIC)(1)(2)                                     1,059,880

Principal Amount                                                             Value

    $ 2,000,000  Rhode Island Depositors Economic Protection Corp.
                 Rev., Series 1993 A, (Landmark Medical Center),
                 6.25%, 8/1/16 (MBIA)(1)(2)                            $ 2,380,320
      1,265,000  Rhode Island Health & Educational Building Corp.
                 Rev., 5.00%, 10/1/17 (RADIAN)(1)                        1,197,765
                                                                    --------------
                                                                         4,637,965
                                                                    --------------
SOUTH CAROLINA -- 2.1%
      5,455,000  Charleston Educational Excellence Finance Corp.
                 Rev., (Charleston County School District), 5.00%,
                 12/1/19(1)                                              5,362,156
      1,700,000  Florence Water & Sewer Rev., 7.50%, 3/1/18
                 (Ambac)(1)                                              1,800,878
      1,060,000  Kershaw County Public Schools Foundation
                 Installment Purchase Rev., (School Improvements),
                 5.00%, 12/1/17 (CIFG)(1)                                1,067,717
      2,260,000  Kershaw County Public Schools Foundation
                 Installment Purchase Rev., (School Improvements),
                 5.00%, 12/1/18 (CIFG)(1)                                2,249,084
      1,900,000  Kershaw County Public Schools Foundation
                 Installment Purchase Rev., (School Improvements),
                 5.00%, 12/1/19 (CIFG)(1)                                1,859,112
      3,000,000  Kershaw County Public Schools Foundation
                 Installment Purchase Rev., (School Improvements),
                 5.00%, 12/1/20 (CIFG)(1)                                2,881,890
        140,000  Piedmont Municipal Power Agency Rev., Series 1991
                 A, 6.50%, 1/1/16 (FGIC)(1)(2)                             167,675
        625,000  Piedmont Municipal Power Agency Rev., 6.75%,
                 1/1/19 (FGIC)(1)                                          755,831
        875,000  Piedmont Municipal Power Agency Rev., 6.75%,
                 1/1/19 (FGIC)(1)                                          944,011
        375,000  Piedmont Municipal Power Agency Rev., Series 1991
                 A, 6.50%, 1/1/16 (FGIC)(1)                                406,474
        485,000  Piedmont Municipal Power Agency Rev., Series 1991
                 A, 6.50%, 1/1/16 (FGIC)(1)(2)                             580,875
      1,095,000  Spartanburg County Health Services District, Inc.
                 Hospital Rev., 5.50%, 4/15/16 (FSA)(1)                  1,134,519
        920,000  Sumter Waterworks and Sewer System Improvement
                 Rev., 5.00%, 12/1/22 (XLCA)(1)                            874,607

------
28

Tax-Free Bond

Principal Amount                                                             Value

    $ 2,000,000  Tobacco Settlement Revenue Management Auth. Rev.,
                 5.00%, 6/1/18(1)                                      $ 1,915,140
                                                                    --------------
                                                                        21,999,969
                                                                    --------------
TENNESSEE -- 0.6%
      3,340,000  Chattanooga Health Educational & Housing Facility
                 Board Rev., Series 2005 A, (Campus Development
                 Foundation, Inc. Phase I LLC), 5.00%, 10/1/15(1)        2,934,157
      3,800,000  Tennessee State School Board Auth. Rev., Series
                 2008 B, (Higher Educational Facilities), 5.125%,
                 5/1/33(3)                                               3,590,088
                                                                    --------------
                                                                         6,524,245
                                                                    --------------
TEXAS -- 5.0%
      1,080,000  Austin Trust Various States Rev., 1.89%, 9/1/33
                 (FSA) (LIQ FAC: Bank of America, N.A.)(1)               1,080,000
      1,000,000  Canadian River Municipal Water Auth. Rev.,
                 (Conjunctive Use Groundwater), 5.00%, 2/15/19
                 (Ambac)(1)                                              1,004,430
      2,035,000  Cash Special Utility District Rev., 5.25%, 9/1/24
                 (MBIA)(1)                                               2,015,484
        340,000  Clint Independent School District GO, (Unlimited
                 Tax School Building and Refunding Bonds), 6.00%,
                 2/15/11, Prerefunded at 100% of Par (PSF-GTD)(1)(2)       368,795
      1,475,000  Clint Independent School District GO, (Unlimited
                 Tax School Building and Refunding Bonds), 6.00%,
                 2/15/17 (PSF-GTD)(1)                                    1,564,592
      1,000,000  Cypress-Fairbanks Independent School District GO,
                 5.00%, 2/15/16 (PSF-GTD)(1)                             1,082,780
      2,000,000  Donna Independent School District GO, 5.00%,
                 2/15/15 (PSF-GTD)(1)                                    2,167,880
      1,115,000  Edcouch-Elsa Independent School District GO,
                 5.00%, 2/15/14 (PSF-GTD)(1)                             1,206,452
        320,000  Garza County Public Facility Corp. Rev., 4.75%,
                 10/1/09(1)                                                321,754
        585,000  Garza County Public Facility Corp. Rev., 4.75%,
                 10/1/10(1)                                                585,936
        610,000  Garza County Public Facility Corp. Rev., 5.00%,
                 10/1/11(1)                                                606,218
      2,015,000  Garza County Public Facility Corp. Rev., 5.00%,
                 10/1/13(1)                                              1,949,694

Principal Amount                                                             Value

    $ 1,115,000  Garza County Public Facility Corp. Rev., 5.25%,
                 10/1/14(1)                                            $ 1,073,678
      1,225,000  Garza County Public Facility Corp. Rev., 5.25%,
                 10/1/15(1)                                              1,158,838
      1,145,000  Garza County Public Facility Corp. Rev., 5.25%,
                 10/1/16(1)                                              1,062,697
      1,000,000  Garza County Public Facility Corp. Rev., 5.50%,
                 10/1/16(1)                                                945,090
      1,000,000  Gregg County Health Facilities Development Corp.
                 Rev., Series 2006 A, (Good Shepherd Medical
                 Center), 5.00%, 10/1/16(1)                                903,180
      2,500,000  Harris County Cultural Education Facilities
                 Finance Corp. Rev., Series 2008 B, (The Methodist
                 Hospital System), 5.50%, 12/1/18(1)                     2,554,025
        480,000  Harris County Housing Finance Corp. Rev., (Las
                 Americas Apartments), 4.90%, 3/1/11 (LIQ FAC:
                 FNMA)(1)                                                  489,379
        700,000  Hays Consolidated Independent School District GO,
                 4.00%, 8/15/11 (PSF-GTD)(1)(2)(4)                         649,033
      2,300,000  Hays Consolidated Independent School District GO,
                 4.00%, 8/15/11 (PSF-GTD)(1)(4)                          2,110,411
      1,295,000  Hidalgo County GO, 5.50%, 8/15/12, Prerefunded at
                 100% of Par (FGIC)(1)(2)                                1,433,617
      1,750,000  Hidalgo County GO, 5.50%, 8/15/12, Prerefunded at
                 100% of Par (FGIC)(1)(2)                                1,937,320
      1,630,000  Live Oak GO, 5.25%, 8/1/22 (MBIA)(1)                    1,645,795
      1,740,000  Montgomery County GO, 5.50%, 3/1/14, Prerefunded
                 at 100% of Par (Ambac)(1)(2)                            1,959,814
      9,500,000  North Texas Tollway Auth. Rev., Series 2008 H,
                 5.00%, 1/1/42(1)                                        9,334,415
        550,000  Pasadena Independent School District GO, Series
                 1996 A, 6.05%, 2/15/16 (PSF-GTD)(1)                       628,446
      1,500,000  Pearland Independent School District GO, 6.00%,
                 2/15/09, Prerefunded at 100% of Par (PSF-GTD)(1)(2)     1,515,930
      2,000,000  San Antonio City Rev., Series 1991 B, 6.74%,
                 2/1/09 (FGIC)(1)(4)                                     1,994,900
      2,120,000  Southside Independent School District GO, Series
                 2004 A, 5.25%, 8/15/25 (PSF-GTD)(1)                     2,132,296

------
29

Tax-Free Bond

Principal Amount                                                             Value

    $ 1,000,000  Tarrant County Cultural Education Facilities
                 Finance Corp. Retirement Facility Rev., (Air Force
                 Village Obligated Group), 5.00%, 5/15/16(1)              $874,370
        195,000  Texas Public Finance Auth. Rev., (Technical
                 College), 6.25%, 8/1/09 (MBIA)(1)                         199,705
        500,000  Texas Public Finance Auth. Rev., Series 2006 A,
                 (KIPP, Inc.), 5.25%, 2/15/14 (ACA)(1)                     460,725
      1,000,000  Travis County Health Facilities Development Corp.
                 Rev., Series 1999 A, (Ascension Health Credit),
                 5.875%, 11/15/09, Prerefunded at 101% of Par
                 (Ambac)(1)(2)                                           1,054,800
      1,265,000  West Oso Independent School District GO, 5.50%,
                 8/15/13, Prerefunded at 100% of Par (PSF-GTD)(1)(2)     1,423,125
      1,000,000  Williamson County GO, Series 2004 A, (Unlimited
                 Tax Road & Refunding Bonds), 5.00%, 2/15/19
                 (MBIA)(1)                                               1,039,600
                                                                    --------------
                                                                        52,535,204
                                                                    --------------
U.S. VIRGIN ISLANDS -- 0.3%
      2,000,000  Virgin Islands Public Finance Auth. Rev., Series
                 1998 A, (Senior Lien), 5.20%, 10/1/09(1)                2,022,160
      1,500,000  Virgin Islands Water & Power Auth. Rev., Series
                 2007 A, 5.00%, 7/1/24(1)                                1,263,870
                                                                    --------------
                                                                         3,286,030
                                                                    --------------
UTAH -- 1.5%
      2,550,000  Eagle Mountain City Gas & Electric Rev., 5.00%,
                 6/1/19 (RADIAN)(1)                                      2,346,791
      3,500,000  Intermountain Power Agency Rev., Series 2008 A,
                 5.25%, 7/1/20(1)                                        3,534,615
        890,000  Salt Lake City Hospital Rev., Series 1988 A,
                 (Intermountain Health Corporation), 8.125%,
                 5/15/15(1)(2)                                           1,020,723
      1,495,000  Utah County Municipal Building Auth. Lease Rev.,
                 5.00%, 11/1/09 (Ambac)(1)(2)                            1,548,013
      1,820,000  Utah County Municipal Building Auth. Lease Rev.,
                 5.25%, 11/1/11, Prerefunded at 100% of Par
                 (Ambac)(1)(2)                                           1,976,447
      1,915,000  Utah County Municipal Building Auth. Lease Rev.,
                 5.25%, 11/1/11, Prerefunded at 100% of Par
                 (Ambac)(1)(2)                                           2,079,613

Principal Amount                                                             Value

    $ 1,000,000  Utah County Municipal Building Auth. Lease Rev.,
                 5.50%, 11/1/11, Prerefunded at 100% of Par
                 (Ambac)(1)(2)                                         $ 1,093,000
      1,130,000  West Valley City Municipal Building Auth. Lease
                 Rev., Series 2002 A, 5.00%, 8/1/10 (Ambac)(1)           1,171,132
      1,305,000  West Valley City Utility Sales Tax Rev., Series
                 2001 A, 5.50%, 7/15/11, Prerefunded at 100% of Par
                 (MBIA)(1)(2)                                            1,416,891
                                                                    --------------
                                                                        16,187,225
                                                                    --------------
VERMONT -- 0.4%
      4,290,000  University of Vermont & State Agricultural College
                 GO, 5.00%, 10/1/19 (Ambac)(1)                           4,460,656
                                                                    --------------
VIRGINIA -- 0.8%
      1,500,000  Fairfax County COP, 5.30%, 4/15/23(1)                   1,516,620
      1,115,000  Pittsylvania County GO, Series 2001 B, 5.75%,
                 3/1/18 (MBIA/State Aid Withholding)(1)                  1,183,796
      5,120,000  Virginia Resources Auth. Clean Water Rev., 5.00%,
                 10/1/16(1)                                              5,607,526
                                                                    --------------
                                                                         8,307,942
                                                                    --------------
WASHINGTON -- 4.4%
      1,000,000  Benton County Public Utility District No. 1 Rev.,
                 Series 2001 A, 5.625%, 11/1/19 (FSA)(1)                 1,054,290
      1,000,000  Cowlitz County Kelso School District No. 458 GO,
                 5.75%, 6/1/12, Prerefunded at 100% of Par
                 (FSA/School Bond Guarantee)(1)(2)                       1,111,040
      2,375,000  Energy Northwest Electric Rev., Series 2008 D,
                 (Columbia Generating), 5.00%, 7/1/12(1)                 2,538,875
      1,750,000  Energy Northwest Rev., 4.75%, 7/1/20 (MBIA)(1)          1,653,575
      3,500,000  Energy Northwest Rev., Series 2002 A, (Columbia
                 Generating), 5.75%, 7/1/18 (MBIA)(1)                    3,717,315
     10,000,000  Energy Northwest Rev., Series 2002 B, (Columbia
                 Generating), 6.00%, 7/1/18 (Ambac)(1)                  10,721,300
      1,000,000  King County Public Hospital District No. 2 GO,
                 (Evergreen Healthcare), 5.00%, 12/1/14 (MBIA)(1)        1,038,160
      1,555,000  King County School District No. 414 Lake
                 Washington GO, 5.75%, 12/1/12, Prerefunded at 100%
                 of Par(1)(2)                                            1,745,410

------
30

Tax-Free Bond

Principal Amount                                                             Value

    $ 1,000,000  Kitsap County School District No. 303 Bainbridge
                 Island GO, 5.00%, 12/1/17 (MBIA/School Bond
                 Guarantee)(1)                                         $ 1,055,470
      1,260,000  Mason County School District No. 309 Shelton GO,
                 5.625%, 12/1/11, Prerefunded at 100% of Par
                 (FGIC/School Bond Guarantee)(1)(2)                      1,385,647
      1,000,000  Metropolitan Park District of Tacoma GO, 6.00%,
                 12/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)       1,110,580
      1,120,000  Metropolitan Park District of Tacoma GO, 6.00%,
                 12/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)       1,243,850
      6,715,000  Snohomish County Edmonds School District No. 15
                 GO, 5.00%, 12/1/17 (FGIC/School Bond Guarantee)(1)      7,065,389
      1,720,000  University of Washington Rev., (Student Facilities
                 Fee), 5.875%, 6/1/10, Prerefunded at 101% of Par
                 (FSA)(1)(2)                                             1,842,670
      1,000,000  Washington GO, Series 1990 A, 6.75%, 2/1/15(1)          1,119,360
      4,500,000  Washington Health Care Facilities Auth. Rev.,
                 Series 2006 D, (Providence Health & Services),
                 5.25%, 10/1/33 (FSA)(1)                                 4,126,275
      1,500,000  Whitman County Pullman School District No. 267 GO,
                 5.625%, 12/1/16 (FSA/School Bond Guarantee)(1)          1,599,825
      1,675,000  Yakima County School District No. 208 West Valley
                 GO, 5.00%, 12/1/18 (MBIA/School Bond Guarantee)(1)      1,743,005
                                                                    --------------
                                                                        45,872,036
                                                                    --------------
WISCONSIN -- 0.6%
      1,990,000  Wisconsin Clean Water Rev., 6.875%, 6/1/11(1)           2,113,340
      2,590,000  Wisconsin Health & Educational Facilities Auth.
                 Rev., (Aurora Medical Group), 6.00%, 11/15/10
                 (FSA)(1)                                                2,752,626
        600,000  Wisconsin Health & Educational Facilities Auth.
                 Rev., (Blood Center Southeastern), 5.75%, 6/1/34(1)       496,938
        500,000  Wisconsin Transportation Rev., Series 2008 A,
                 5.00%, 7/1/18(1)                                          526,450
                                                                    --------------
                                                                         5,889,354
                                                                    --------------

                                                                             Value
TOTAL INVESTMENT SECURITIES -- 99.4%
(Cost $1,073,394,454)                                               $1,046,878,503
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- 0.6%                                     6,366,113
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                          $1,053,244,616
                                                                    ==============

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments

ACA = American Capital Access

AGC = Assured Guaranty Corporation

Ambac = Ambac Assurance Corporation

CIFG = CDC IXIS Financial Guaranty North America

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LIQ FAC = Liquidity Facilities

MBIA = MBIA Insurance Corporation

MBIA-IBC = MBIA Insurance Corporation -- Insured Bond Certificates

PSF-GTD = Permanent School Fund -- Guaranteed

RADIAN = Radian Asset Assurance, Inc.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2008.

XLCA = XL Capital Ltd.

(1)  Security, or portion thereof, has been segregated for when-issued securities. At the period end, the aggregate value of securities pledged was $3,590,100.

(2)  Escrowed to maturity in U.S. government securities or state and local government securities.

(3)  When-issued security.

(4)  Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

------
31

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2008 (UNAUDITED)
                                                      Tax-Free
                                                    Money Market    Tax-Free Bond
ASSETS

Investment securities, at value (cost of
$323,343,246 and $1,073,394,454, respectively)       $323,343,246   $1,046,878,503

Cash                                                      792,593               --

Receivable for investments sold                           235,039        4,947,174

Receivable for capital shares sold                        330,633        1,306,707

Interest receivable                                     1,155,590       16,329,435

Prepaid portfolio insurance                                24,828               --
                                                     ------------   --------------
                                                      325,881,929    1,069,461,819
                                                     ------------   --------------

LIABILITIES

Disbursements in excess of demand deposit cash                 --          483,006

Payable for investments purchased                       3,208,353       13,340,269

Payable for capital shares redeemed                       664,364        1,983,991

Accrued management fees                                   119,953          409,937

Dividends payable                                          14,485               --
                                                     ------------   --------------
                                                        4,007,155       16,217,203
                                                     ------------   --------------

NET ASSETS                                           $321,874,774   $1,053,244,616
                                                     ============   ==============

NET ASSETS CONSIST OF:

Capital paid in                                      $321,872,401   $1,088,673,173

Undistributed net investment income                        29,658            3,309

Accumulated net realized loss on investment
transactions                                             (27,285)      (8,915,915)

Net unrealized depreciation on investments                     --     (26,515,951)
                                                     ------------   --------------
                                                     $321,874,774   $1,053,244,616
                                                     ============   ==============

INVESTOR CLASS

Net assets                                           $321,874,774     $976,398,175

Shares outstanding                                    321,872,402       95,255,410

Net asset value per share                                   $1.00           $10.25

INSTITUTIONAL CLASS

Net assets                                                    N/A      $76,846,441

Shares outstanding                                            N/A        7,496,770

Net asset value per share                                     N/A           $10.25

See Notes to Financial Statements.

------
32

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2008 (UNAUDITED)
                                                       Tax-Free
                                                     Money Market    Tax-Free Bond
INVESTMENT INCOME (LOSS)

INCOME:

Interest                                                $4,151,540      $ 23,730,138
                                                        ----------     -------------

EXPENSES:

Management fees                                            774,414         2,556,405

Trustees' fees and expenses                                  8,082            27,880

Portfolio insurance                                         42,220                --

Other expenses                                                 966             2,248
                                                        ----------     -------------
                                                           825,682         2,586,533
                                                        ----------     -------------
Amount waived                                             (40,050)                --
                                                        ----------     -------------
                                                           785,632         2,586,533
                                                        ----------     -------------

NET INVESTMENT INCOME (LOSS)                             3,365,908        21,143,605
                                                        ----------     -------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                     23,941       (9,853,196)

Futures transactions                                            --         2,724,064
                                                        ----------     -------------
                                                            23,941       (7,129,132)
                                                        ----------     -------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

Investments                                                     --      (44,113,727)

Futures                                                         --         (143,095)
                                                        ----------     -------------
                                                                --      (44,256,822)
                                                        ----------     -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                     23,941      (51,385,954)
                                                        ----------     -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                         $3,389,849     $(30,242,349)
                                                        ==========     =============

See Notes to Financial Statements.

------
33

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED NOVEMBER 30, 2008 (UNAUDITED) AND YEAR ENDED MAY 31, 2008
                       Tax-Free Money Market               Tax-Free Bond
Increase
(Decrease) in Net
Assets              Nov. 30, 2008  May 31, 2008    Nov. 30, 2008    May 31, 2008

OPERATIONS

Net investment
income                $ 3,365,908    $ 8,191,291     $ 21,143,605     $ 35,064,332

Net realized gain
(loss)                     23,941             68      (7,129,132)        1,648,708

Change in net
unrealized
appreciation
(depreciation)                 --             --     (44,256,822)        3,814,582
                     ------------   ------------   --------------   --------------
Net increase
(decrease) in net
assets resulting
from operations         3,389,849      8,191,359     (30,242,349)       40,527,622
                     ------------   ------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS

From net
investment income:

 Investor
 Class                (3,336,250)    (8,191,291)     (19,664,721)     (33,554,485)

 Institutional
 Class                         --             --      (1,475,575)      (1,529,931)

 Advisor Class                 --             --               --          (4,501)
                     ------------   ------------   --------------   --------------
Decrease in net
assets from
distributions         (3,336,250)    (8,191,291)     (21,140,296)     (35,088,917)
                     ------------   ------------   --------------   --------------

CAPITAL SHARE TRANSACTIONS

Net increase
(decrease) in net
assets from
capital share
transactions            8,279,052     37,808,998       34,083,749      344,147,689
                     ------------   ------------   --------------   --------------

NET INCREASE
(DECREASE) IN NET
ASSETS                  8,332,651     37,809,066     (17,298,896)      349,586,394

NET ASSETS

Beginning of
period                313,542,123    275,733,057    1,070,543,512      720,957,118
                     ------------   ------------   --------------   --------------
End of period        $321,874,774   $313,542,123   $1,053,244,616   $1,070,543,512
                     ============   ============   ==============   ==============

Undistributed net
investment income         $29,658             --           $3,309               --
                    ============   ============   ==============   ==============

See Notes to Financial Statements.

------
34

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Tax-Free Money Market Fund (Tax-Free Money
Market) and Tax-Free Bond Fund (Tax-Free Bond) (collectively, the funds) are two funds in a series issued by the trust. Tax-Free Money Market is diversified under Rule 2a-7 of the 1940 Act. Tax-Free Bond is diversified under the 1940 Act. The funds' investment objective is to seek safety of principal and high current income that is exempt from federal income tax.
Tax-Free Money Market invests primarily in cash-equivalent, high-quality municipal obligations. Tax-Free Bond invests primarily in high-quality municipal obligations. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Tax-Free Money Market is authorized to issue the Investor
Class. Tax-Free Bond is authorized to issue the Investor Class and the
Institutional Class. Prior to December 3, 2007, Tax-Free Bond was authorized to issue the Advisor Class (see Note 10). The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities of Tax-Free Money Market are valued at amortized cost, which approximates current market value. Securities of
Tax-Free Bond are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and ask prices.
Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

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35

FUTURES CONTRACTS -- Tax-Free Bond may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, Tax-Free Bond is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments
(variation margin) are made or received daily, in cash, by Tax-Free Bond. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. Tax-Free Bond recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures transactions and unrealized appreciation (depreciation) on futures, respectively.

SWAP AGREEMENTS -- Tax-Free Bond may enter into swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities
Tax-Free Bond anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. Tax-Free Bond will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the
Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on investments. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds have adopted the provisions of Financial Accounting
Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in
Income Taxes -- an interpretation of FASB Statement No. 109" during the current fiscal year. The funds are no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Tax-Free Money Market does not generally expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

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36

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment, Inc. (ACIM) (the investment advisor), under which
ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The
Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940
Act (including counsel fees) and extraordinary expenses, will be paid by ACIM.
The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570%
to 0.2700% for Tax-Free Money Market. The rates for the Investment Category
Fee range from 0.1625% to 0.2800% for Tax-Free Bond. Rates for the Complex Fee
range from 0.2500% to 0.3100% for the Investor Class. The Institutional Class
is 0.2000% less at each point within the Complex Fee range. Effective August
1, 2008, the investment advisor voluntarily agreed to waive 0.038% of its management fee for Tax-Free Money Market. The total amount of the waiver for the six months ended November 30, 2008, is shown on the Statement of
Operations. The fee waiver may be revised or terminated at any time without notice. The effective annual management fee for the Investor Class of Tax-Free
Money Market for the six months ended November 30, 2008 was 0.49% before waiver and 0.46% after waiver. The effective annual management fee for the
Investor Class and Institutional Class of Tax-Free Bond was 0.48% and 0.28%,
respectively, for the six months ended November 30, 2008.

MONEY MARKET INSURANCE -- Tax-Free Money Market, along with other money market funds managed by ACIM, has entered into an insurance agreement with Ambac
Assurance Corporation (Ambac). Ambac provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. Tax-Free Money Market pays annual premiums to Ambac, which are amortized daily over one year. For the six months ended November 30, 2008, the annualized ratio of money market insurance expense to average net assets was 0.02%. The agreement will expire on January
31, 2009, and will not be renewed.

TEMPORARY GUARANTEE PROGRAM -- On October 3, 2008, the Board of Trustees
approved Tax-Free Money Market to participate in the U.S. Treasury
Department's Temporary Guarantee Program for Money Market Funds (the program).
The program provides coverage to eligible shareholders for share balances held in participating money market funds as of the close of business on September
19, 2008 and provides coverage through December 19, 2008. Participation in the program requires Tax-Free Money Market to pay an upfront fee of 0.01% of the net assets as of the close of business on September 19, 2008, which is amortized daily over the three month period. The Board of Trustees has approved continued participation by Tax-Free Money Market in a program extension through April 30, 2009. For the six months ended November 30, 2008, the annualized ratio of the program expense to average net assets was less than 0.01%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust,
American Century Investment Services, Inc., and the trust's transfer agent,
American Century Services, LLC.

JPMorgan Chase Bank is a custodian of the funds and a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

------
37

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities for Tax-Free Bond, excluding short-term investments, for the six months ended November 30, 2008, were
$227,799,585 and $165,991,444 respectively.

All investment transactions for Tax-Free Money Market were considered short-term during the six months ended November 30, 2008.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

                            Six months ended                   Year ended
                            November 30, 2008                 May 31, 2008
                         Shares          Amount          Shares          Amount
Tax-Free Money
Market

INVESTOR CLASS

Sold                    163,879,460    $163,879,460     253,755,789     $253,755,789

Issued in
reinvestment of
distributions             3,155,195       3,155,195       8,015,936        8,015,936

Redeemed              (158,755,603)   (158,755,603)   (223,962,727)    (223,962,727)
                      -------------   -------------   -------------    -------------
Net increase
(decrease)                8,279,052     $ 8,279,052      37,808,998     $ 37,808,998
                      =============   =============   =============    =============

Tax-Free Bond

INVESTOR CLASS

Sold                     21,732,153    $227,923,843      35,687,999     $382,982,672

Issued in
connection with
acquisition (Note 9)             --              --       7,774,102       82,359,758

Issued in
connection with
reclassification
(Note 10)                        --              --          21,853          234,652

Issued in
reinvestment of
distributions             1,584,651      16,527,938       2,594,739       27,751,493

Redeemed               (21,435,726)   (222,794,759)    (19,213,634)    (205,984,323)
                      -------------   -------------   -------------    -------------
                          1,881,078      21,657,022      26,865,059      287,344,252
                      -------------   -------------   -------------    -------------
INSTITUTIONAL CLASS

Sold                      3,195,010      33,426,826       6,270,528       67,276,110

Issued in
reinvestment of
distributions               136,441       1,422,815         139,087        1,489,799

Redeemed                (2,157,610)    (22,422,914)     (1,076,544)     (11,561,403)
                      -------------   -------------   -------------    -------------
                          1,173,841      12,426,727       5,333,071       57,204,506
                      -------------   -------------   -------------    -------------
ADVISOR CLASS

Sold                                                          5,316           57,026

Issued in
reinvestment of
distributions                                                   344            3,658

Redeemed in
connection with
reclassification
(Note 10)                                                  (21,853)        (234,652)

Redeemed                                                   (21,465)        (227,101)
                      -------------   -------------   -------------    -------------
                                                           (37,658)        (401,069)
                      -------------   -------------   -------------    -------------
Net increase              3,054,919    $ 34,083,749      32,160,472     $344,147,689
                      =============  =============   =============   =============

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38

5. FAIR VALUE MEASUREMENTS

The funds' securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

*  Level 1 valuation inputs consist of actual quoted prices based on an active market;

*  Level 2 valuation inputs consist of significant direct or indirect observable market data; or

*  Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the funds' securities as of November 30, 2008:

                                                              Value of
Fund/Valuation Inputs                                  Investment Securities

TAX FREE MONEY MARKET

Level 1 -- Quoted Prices                                                   --
Level 2 -- Other Significant Observable Inputs                   $323,343,246
Level 3 -- Significant Unobservable Inputs                                 --
                                                               --------------
                                                                 $323,343,246
                                                               ==============

TAX FREE BOND

Level 1 -- Quoted Prices                                                   --
Level 2 -- Other Significant Observable Inputs                 $1,046,878,503
Level 3 -- Significant Unobservable Inputs                                 --
                                                               --------------
                                                               $1,046,878,503
                                                               ==============

6. BANK LINE OF CREDIT

Tax-Free Bond, along with certain other funds managed by ACIM or American
Century Global Investment Management, Inc. (ACGIM), has a $500,000,000
unsecured bank line of credit agreement with Bank of America, N.A. Tax-Free
Bond may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The line expired
December 10, 2008, and was not renewed. Tax-Free Bond did not borrow from the line during the six months ended November 30, 2008.

7. INTERFUND LENDING

The funds, along with certain other funds managed by ACIM or ACGIM, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the funds to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. During the six months ended November 30, 2008, the funds did not utilize the program.

8. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

------
39

As of November 30, 2008, the components of investments for federal income tax purposes were as follows:

                                                         Tax-Free
                                                     Money Market    Tax-Free Bond

Federal tax cost of investments                      $323,343,246   $1,073,394,454
                                                     ============   ==============
Gross tax appreciation of investments                          --    $ 570,205,000

Gross tax depreciation of investments                          --    (596,720,951)
                                                     ------------   --------------
Net tax appreciation (depreciation) of investments             --    $(26,515,951)
                                                     ============   ==============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2008, Tax-Free Money Market and Tax-Free Bond had accumulated capital losses of $(51,226) and $(1,643,796), respectively, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

              2009       2010     2011     2012       2013    2014       2015         2016

Tax-Free
Money
Market     $(32,696)   $(8,870)    --    $(3,706)   $(1,346)   --      $(1,691)     $(2,917)

Tax-Free
Bond           --         --       --       --         --      --    $(1,643,796)      --

9. REORGANIZATION PLAN

On December 8, 2006, the Board of Trustees of Arizona Municipal Bond Fund
(Arizona Municipal) and Florida Municipal Bond Fund (Florida Municipal), two
funds in a series issued by the trust, approved a plan of reorganization (the reorganization) pursuant to which Tax-Free Bond acquired all of the assets of
Arizona Municipal and Florida Municipal in exchange for shares of equal value of Tax-Free Bond and assumption by Tax-Free Bond of certain ordinary course liabilities of Arizona Municipal and Florida Municipal. The financial statements and performance history of Tax-Free Bond were carried over in the post-reorganization. The reorganization was approved by shareholders of
Arizona Municipal and Florida Municipal on July 27, 2007. The reorganization was effective at the close of business on September 4, 2007.

The acquisition was accomplished by a tax-free exchange of shares. On
September 4, 2007, Arizona Municipal and Florida Municipal exchanged its shares for shares of Tax-Free Bond as follows:

                                 Shares                                 Shares
    Original Fund/Class        Exchanged         New Fund/Class        Received
    Arizona Municipal -                         Tax-Free Bond -
      Investor Class           4,494,080         Investor Class        4,498,324
    Arizona Municipal -                         Tax-Free Bond -
          A Class               164,193          Investor Class         164,348
    Arizona Municipal -                         Tax-Free Bond -
          B Class                3,944           Investor Class          3,948
    Arizona Municipal -                         Tax-Free Bond -
          C Class                51,040          Investor Class         51,088

                                 Shares                                 Shares
    Original Fund/Class        Exchanged         New Fund/Class        Received
    Florida Municipal -                         Tax-Free Bond -
      Investor Class           2,922,084         Investor Class        2,880,695
    Florida Municipal -                         Tax-Free Bond -
          A Class                85,128          Investor Class         83,923
    Florida Municipal -                         Tax-Free Bond -
          B Class                 930            Investor Class           917
    Florida Municipal -                         Tax-Free Bond -
          C Class                92,165          Investor Class         90,859

The net assets of Florida Municipal, Florida Municipal and Tax-Free Bond
immediately before the acquisition were $49,968,836, $32,390,922 and
$744,181,750, respectively. Florida Municipal and Florida Municipal unrealized appreciation of $1,047,515 and $720,616 was combined with that of Tax-Free
Bond. Immediately after the acquisition, the combined net assets were
$826,541,508. Tax-Free Bond acquired capital loss carryovers of $(152,225) and
$(83,627) from Florida Municipal and Florida Municipal, respectively.

------
40

10. CORPORATE EVENT

On July 27, 2007, the Advisor Class shareholders of Tax-Free Bond approved a reclassification of Advisor Class shares into Investor Class shares. The change was approved by the Board of Trustees on December 8, 2006. The reclassification was effective on December 3, 2007.

11. RECENTLY ISSUED ACCOUNTING STANDARDS

The FASB issued Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of
FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 with have on the financial statement disclosures.

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41

FINANCIAL HIGHLIGHTS
Tax-Free Money Market

Investor Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
                       2008(1)       2008       2007       2006       2005       2004
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                   $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                        ------     ------     ------     ------     ------     ------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)                   0.01       0.03       0.03       0.02       0.01       0.01
                        ------     ------     ------     ------     ------     ------
Distributions

 From Net
 Investment
 Income                 (0.01)     (0.03)     (0.03)     (0.02)     (0.01)     (0.01)
                        ------     ------     ------     ------     ------     ------
Net Asset Value,
End of Period            $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                        ======     ======     ======     ======     ======     ======

TOTAL RETURN(2)          1.06%      2.97%      3.26%      2.51%      1.33%      0.64%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets             0.49%(3)(4)      0.51%      0.52%      0.52%      0.51%      0.51%

Ratio of
Operating
Expenses to
Average Net
Assets (Before
Expense Waiver)       0.52%(3)      0.51%      0.52%      0.52%      0.51%      0.51%

Ratio of Net
Investment
Income (Loss) to
Average Net
Assets             2.12%(3)(4)      2.91%      3.22%      2.47%      1.31%      0.65%

Ratio of Net
Investment
Income (Loss) to
Average Net
Assets (Before
Expense Waiver)       2.09%(3)      2.91%      3.22%      2.47%      1.31%      0.65%

Net Assets, End
of Period (in
thousands)            $321,875   $313,542   $275,733   $272,208   $284,851   $276,245

(1)  Six months ended November 30, 2008 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

(4)  Effective August 1, 2008, the investment advisor voluntarily agreed to waive a portion of its management fee.

See Notes to Financial Statements.

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42

Tax-Free Bond

Investor Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
                     2008(1)        2008       2007       2006       2005       2004
PER-SHARE DATA

Net Asset
Value,
Beginning of
Period                $10.74      $10.68     $10.67     $10.88     $10.71     $11.19
                      ------      ------     ------     ------     ------     ------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)                 0.20        0.43       0.42       0.40       0.38       0.37

 Net
 Realized
 and
 Unrealized
 Gain (Loss)          (0.49)        0.06       0.01     (0.20)       0.17     (0.45)
                      ------      ------     ------     ------     ------     ------
 Total From
 Investment
 Operations           (0.29)        0.49       0.43       0.20       0.55     (0.08)
                      ------      ------     ------     ------     ------     ------
Distributions

 From Net
 Investment
 Income               (0.20)      (0.43)     (0.42)     (0.40)     (0.38)     (0.37)

 From Net
 Realized
 Gains                    --          --         --     (0.01)         --     (0.03)
                      ------      ------     ------     ------     ------     ------
 Total
 Distributions        (0.20)      (0.43)     (0.42)     (0.41)     (0.38)     (0.40)
                      ------      ------     ------     ------     ------     ------
Net Asset Value,
End of Period         $10.25      $10.74     $10.68     $10.67     $10.88     $10.71
                      ======      ======     ======     ======     ======     ======

TOTAL RETURN(2)      (2.69)%       4.66%      4.08%      1.87%      5.16%    (0.79)%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets             0.49%(3)        0.49%      0.49%      0.49%      0.50%      0.51%

Ratio of Net
Investment
Income (Loss)
to Average Net
Assets             3.86%(3)        4.00%      3.91%      3.73%      3.46%      3.34%

Portfolio
Turnover Rate           16%          62%        43%        79%        77%        60%

Net Assets, End
of Period (in
thousands)         $976,398   $1,002,648   $709,988   $665,458   $610,420   $583,689

(1)  Six months ended November 30, 2008 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

See Notes to Financial Statements.

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43

Tax-Free Bond

Institutional Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
                            2008(1)      2008      2007     2006    2005      2004
PER-SHARE DATA

Net Asset Value,
Beginning of Period          $10.74    $10.68    $10.67   $10.88  $10.71    $11.19
                             ------    ------    ------   ------  ------    ------
Income From Investment
Operations

 Net Investment
 Income (Loss)                 0.21      0.45      0.44     0.42    0.40      0.39

 Net Realized and
 Unrealized Gain
 (Loss)                      (0.49)      0.06      0.01   (0.20)    0.17    (0.45)
                             ------    ------    ------   ------  ------    ------
 Total From
 Investment
 Operations                  (0.28)      0.51      0.45     0.22    0.57    (0.06)
                             ------    ------    ------   ------  ------    ------
Distributions

 From Net Investment
 Income                      (0.21)    (0.45)    (0.44)   (0.42)  (0.40)    (0.39)

 From Net Realized
 Gains                           --        --        --   (0.01)      --    (0.03)
                             ------    ------    ------   ------  ------    ------
 Total Distributions         (0.21)    (0.45)    (0.44)   (0.43)  (0.40)    (0.42)
                             ------    ------    ------   ------  ------    ------
Net Asset Value, End of
Period                       $10.25    $10.74    $10.68   $10.67  $10.88    $10.71
                             ======    ======    ======   ======  ======    ======

TOTAL RETURN(2)             (2.59)%     4.88%     4.28%    2.07%   5.37%   (0.60)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average Net
Assets                     0.29%(3)     0.29%     0.29%    0.29%   0.30%     0.31%

Ratio of Net Investment
Income (Loss) to
Average Net Assets         4.06%(3)     4.20%     4.11%    3.93%   3.66%     3.54%

Portfolio Turnover Rate         16%       62%       43%      79%     77%       60%

Net Assets, End of
Period (in thousands)       $76,846   $67,895   $10,567   $7,815  $8,796    $7,711

(1)  Six months ended November 30, 2008 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

See Notes to Financial Statements.

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44

APPROVAL OF MANAGEMENT AGREEMENTS
Tax-Free Money Market and Tax-Free Bond

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century Investments, this process is referred to as the
"15(c) Process." The board oversees on a continuous basis and evaluates at its quarterly meetings, directly and through the committees of the board, the nature and quality of significant services provided by the advisor, the investment performance of the funds, shareholder services, audit and compliance functions and a variety of other matters relating to fund operations. Each year, it also holds a special meeting in connection with determining whether to renew the contracts for advisory services, to review fund performance, shareholder services, adviser profitability, audit and compliance matters, and other fund operational matters.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c) Providers") concerning Tax-Free Bond and Tax-Free
Money Market (the "funds") and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

*  the nature, extent and quality of investment management, shareholder services and other services provided to the funds;

*  reports on the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

*  information about the compliance policies, procedures, and regulatory experience of the advisor;

*  data comparing the cost of owning the funds to the cost of owning similar funds;

*  data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

*  financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

*  data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the Directors at a special meeting and at a regularly scheduled quarterly meeting reviewed and discussed the information provided by the advisor throughout the year and to negotiate with the advisor the renewal of the management agreement, including the setting of the applicable advisory fee. The board had the benefit of the advice of its independent counsel throughout the period.

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45

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, an independent data provider, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The
Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal-services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. In evaluating investment performance, the board expects the advisor to manage the funds in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their

------
46

business. At each quarterly meeting and at the special meeting to consider renewal of the advisory contract, the Directors, directly and through its
Portfolio Committee, reviews investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security and sector selection) and any efforts being undertaken to improve performance. Tax-Free Money Market's performance for both the one- and three-year periods was in the top quartile of its peer group. Tax-Free Bond's performance fell below the median of its peer group for both the one-year period and was above the median for the three-year period. The board discussed the fund's performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors, directly and through the various Committees of the Board, review reports and evaluations of such services at their regular quarterly meetings and at its special meeting to consider renewal of the Advisory Contract, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, and the expenses incurred by the advisor in providing various functions to the funds. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund complex and the funds increase in size, and through reinvestment in its business to provide shareholders additional content and services. In

------
47

particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the funds reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds' independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of Tax-Free Bond was in the lowest quartile of the total expense ratios of its peer group. The unified fee charged to shareholders of Tax-Free Money Market was below the median of the total expense rations of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The
Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The
Directors noted that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedule, provided they are managed using the same investment team and strategy.

------
48

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the Directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor and others concluded that the investment management agreement between Tax-Free Bond and the advisor is fair and reasonable in light of the services provided and should be renewed.

The Directors negotiated a renewal of the one-year waiver by the advisor of a portion of the management fee of Tax-Free Money Market that was in place last year. These changes were proposed by the Directors based on their review of the fund's percentile rank in its peer group universe and the fact that the
Directors seek as a general rule to have total expense ratios of existing fixed income and money market funds in the lowest 25th percentile of the fees of comparable funds. Although the adviser agreed to such a waiver in the past, the adviser argued this year that it was no longer appropriate. After discussions with the Directors, the adviser agreed to continue the waiver for another year. Also as part of this negotiation, the adviser and the Directors concluded that it would be appropriate to discuss over the coming year the possibility of changes in the overall fee structure of the fund. The renewal of the fee waiver, effective August 1, 2008, will result in a lowering of the management fee of the fund by four basis points. Following these negotiations with the advisor, the Directors concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

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49

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
50

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The BARCLAYS CAPITAL 3-YEAR MUNICIPAL BOND INDEX is composed of those securities included in the Barclays Capital Municipal Bond Index that have maturities of 2-4 years.

The BARCLAYS CAPITAL 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The BARCLAYS CAPITAL LONG-TERM MUNICIPAL BOND INDEX is composed of those securities included in the Barclays Capital Municipal Bond Index that have maturities greater than 22 years.

The BARCLAYS CAPITAL MUNICIPAL BOND INDEX is a market value-weighted index designed for the long-term tax-exempt bond market.

The BARCLAYS CAPITAL NON-INVESTMENT-GRADE MUNICIPAL BOND INDEX is composed of non-investment grade U.S. municipal securities with a remaining maturity of one year or more.

The BARCLAYS CAPITAL U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The BARCLAYS CAPITAL U.S. TREASURY INDEX is composed of those securities included in the Barclays Capital U.S. Aggregate Index that are public obligations of the U.S. Treasury with a remaining maturity of one year or more.

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51

NOTES

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52

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE. . . . . . . . . . . . . . . . .       1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE. . . . . . . . . . . . . .       1-800-345-2021 or
                                                                  816-531-5575

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS. .
.. . . . . . . . . . . . . . . . . . . . . . . . . .               1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES. . . . . . . .       1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF. . . . . . . . . . .       1-800-634-4113

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0901
CL-SAN-63744N-SUP

[front cover]

SEMIANNUAL REPORT
NOVEMBER 30, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

LONG-TERM TAX-FREE FUND
HIGH-YIELD MUNICIPAL FUND

PROSPECTUS SUPPLEMENT ENCLOSED

PRESIDENT'S LETTER

JONATHAN THOMAS

[photo of Jonathan Thomas]

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended
November 30, 2008. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I'd like to provide my perspective on how we have managed--and continue to manage--your investments in these uncertain times.

As a company, American Century Investments® is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and--through its disciplined processes and teamwork--helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we've demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We've stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

/s/ Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

TABLE OF CONTENTS

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Fixed-Income Total Returns. . . . . . . . . . . . . . . . . . .      2

LONG-TERM TAX-FREE

HIGH-YIELD MUNICIPAL

FINANCIAL STATEMENTS

OTHER INFORMATION

     Approval of Management Agreements for Long-Term Tax-Free and

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century
Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century
Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities.
Performance information for comparative indices and securities is provided to
American Century Investments by third party vendors. To the best of American
Century Investments' knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of chief investment officer]

By David MacEwen, Chief Investment Officer, Fixed Income

MARKETS FACED MOUNTING CHALLENGES

Widespread credit and liquidity problems, along with unprecedented failures and takeovers of several major financial institutions, plagued the financial markets during the six-month period. Despite massive U.S. government intervention in the financial system, credit remained scarce, and growth prospects dimmed. Economic activity dropped precipitously in November, as data released during the month suggested President-elect Obama's team will face a severe global recession. In particular, the housing market continued to deteriorate, the unemployment rate hit 6.7%, and consumer spending experienced its largest slide in 50 years.

Inflation represented the lone bright spot, as slower global growth sent commodity prices and near-term inflationary pressures tumbling late in the period. Headline inflation, as measured by the month-to-month change in the
Consumer Price Index, sank -1.0% in October and -1.7% in November, to end the period at an annual rate of 1.1%.

After holding the federal funds target rate steady at 2.0% for five months, the Federal Reserve (the Fed) took aggressive action in October with two
50-basis-point rate cuts. The Fed also reiterated its "whatever it takes"
philosophy to restore economic growth, suggesting it would cut rates even further, if necessary.

MUNICIPAL MARKET ANOMALY LED TO VALUE

This extraordinary backdrop perpetuated a flight-to-quality sentiment among investors. Treasuries significantly outperformed non-Treasury securities, as credit-related risk-aversion hurt lower-quality bonds and the traditionally-stoic municipal bond market. Extensive financial-sector deleveraging and forced selling among hedge funds led to a severe supply/demand imbalance and historically poor performance for municipal bonds relative to Treasuries. In fact, late in the six-month period, certain investment-grade municipal yields reached 140% of comparable Treasury yields.
(The ratio historically has been approximately 90%.)

A positive consequence of this historic underperformance is municipals are attractively valued relative to Treasuries. Yields on AAA-rated municipals exceed those on comparable Treasury bonds even before taking taxes into account. We believe municipal yields at 100% or more of Treasuries offer sufficient long-term appreciation potential to overcome near-term economic, financial, and credit risks.

U.S. Fixed-Income Total Returns
For the six months ended November 30, 2008

BARCLAYS CAPITAL MUNICIPAL MARKET INDICES
Municipal Bond                               -4.98%
3-Year Municipal Bond                         2.04%
5-Year General Obligation (GO) Bond           1.61%
Long-Term Municipal Bond                    -14.77%
Non-Investment-Grade Municipal Bond         -18.56%

TAXABLE MARKET RETURNS
Barclays Capital U.S. Aggregate Index         0.24%
Barclays Capital U.S. Treasury Index          8.46%
3-Month Treasury Bill                         0.62%
10-Year Treasury Note                        11.62%

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2

PERFORMANCE
Long-Term Tax-Free

Total Returns as of November 30, 2008
                                             Average Annual Returns
                   6                                            Since     Inception
                   months(1)   1 year    5 years   10 years   Inception      Date

A CLASS
 No sales
 charge*             -4.62%    -3.22%   1.78%(2)   3.79%(2)    4.66%(2)
 With sales
 charge*             -8.93%    -7.58%   0.85%(2)   3.31%(2)    4.25%(2)    3/31/97

BARCLAYS CAPITAL
MUNICIPAL BOND
INDEX(3)(4)          -4.98%    -3.61%     2.58%      4.13%      4.88%         --

LIPPER GENERAL
MUNICIPAL DEBT
FUNDS AVERAGE
RETURNS(4)           -9.36%    -8.92%     0.77%      2.53%      3.45%         --

A Class's Lipper
Ranking(4)
 as of                         29 of
 11/30/08              --        226               8 of 146    5 of 118       --
 as of                         30 of    46 of 197
 12/31/08              --        228    40 of 199  9 of 146    5 of 119       --

Investor Class       -4.50%    -2.98%      --         --        0.95%       4/3/06

Institutional
Class                -4.40%    -2.79%      --         --        1.15%       4/3/06

B Class
 No sales
 charge*             -4.89%    -3.95%   1.06%(2)   3.08%(2)    3.95%(2)
 With sales
 charge*             -9.89%    -7.95%   0.87%(2)   3.08%(2)    3.95%(2)    3/31/97

C Class
 No sales
 charge*             -4.98%    -3.95%      --         --        -0.05%
 With sales
 charge*             -5.91%    -3.95%      --         --        -0.05%      4/3/06

*  Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed-income funds and may be subject to a maximum CDSC of
   1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to
   0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)  Total returns for periods less than one year are not annualized.

(2)  Class returns would have been lower if fees had not been waived.

(3)  Formerly Lehman Brothers Municipal Bond Index.

(4)  Data provided by Lipper Inc. -- A Reuters Company. © 2008 Reuters. All
     rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

     Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

     Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

     The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Long-Term Tax-Free

Growth of $10,000 Over 10 Years

>
$10,000 investment made November 30, 1998*

One-Year Returns Over 10 Years
Periods ended November 30
                1999     2000     2001     2002     2003    2004     2005     2006     2007      2008

A Class**
(no sales
charge)        -1.09%    8.67%    9.54%    6.17%   6.23%    3.21%    3.02%    5.92%    0.21%    -3.22%

Barclays
Capital
Municipal
Bond Index     -1.07%    8.18%    8.75%    6.32%   6.65%    4.07%    3.88%    6.12%    2.71%    -3.61%

*  Long-Term Tax-Free A Class's initial investment is $9,550 to reflect the maximum 4.50% initial sales charge.

** Class returns may have been lower, along with ending value, if fees had not been waived.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

PORTFOLIO COMMENTARY
Long-Term Tax-Free

Portfolio Managers: Alan Kruss, Joseph Gotelli, and Steven Permut

PERFORMANCE SUMMARY

Long-Term Tax-Free returned -4.62%* for the six months ended November 30,
2008. By comparison, the Barclays Capital Municipal Bond Index returned
-4.98%. The average return of the 226 general municipal debt funds tracked by
Lipper Inc. was -9.36% for the same period. The portfolio's average annual returns also exceeded those of its Lipper group average for the one-, five-, and 10-year periods ended in November (see page 3).

The portfolio's negative results can be attributed to a period of unprecedented market turmoil, resulting in massive supply/demand imbalances.
Longer-term notes and bonds, which are most sensitive to yield changes, performed worst among investment-grade bonds (see the Market Perspective on page 2). The fund's performance relative to the Lipper group average and
Barclays Index was aided by our duration and yield curve positioning, as well as some of our sector allocation decisions.

TAKING PROFITS FROM CURVE TRADE

The portfolio continued to benefit from the yield curve steepening bias we had in place using municipal bonds and two- and 30-year Treasury futures (the trade is based on the expectation that the yield difference between two- and
30-year Treasury notes would widen, which they have). The difference in yield between two- and 30-year AAA municipal general obligation notes increased from
237 to 313 basis points (a basis point equals 0.01%) for the six months, while the Treasury curve steepened from 207 to 245 basis points.

Late in the reporting period, we took profits from this long-running trade--closing out our Treasury futures position--and repositioned the portfolio for a flatter, rather than steeper, yield curve. The poor economic backdrop, tumbling commodity prices, and worries about deflation all suggest that longer-term municipal bond yields have considerable room to fall in absolute terms and relative to short-term bond yields.

Portfolio at a Glance
                                    As of        As of
                                  11/30/08      5/31/08

Weighted Average Maturity        14.6 years   13.5 years
Average Duration (Modified)       8.2 years    6.5 years

Yields as of November 30, 2008
30-Day SEC Yield

Investor Class                        4.42%
Institutional Class                   4.62%
A Class                               3.98%
B Class                               3.41%
C Class                               3.41%

A Class 30-Day Tax-Equivalent Yields(1)

25.00% Tax Bracket                    5.31%
28.00% Tax Bracket                    5.53%
33.00% Tax Bracket                    5.94%
35.00% Tax Bracket                    6.12%

(1)  The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*  All fund returns referenced in this commentary are for A Class shares and are not reduced by sales charges. A Class shares are subject to a maximum sales charge of 4.50%. Had the sales charge been applied, returns would have been lower than those shown. Total returns for periods less than one year are not annualized.

------
5

Long-Term Tax-Free

POSITIVE CONTRIBUTORS: DURATION, SECTOR ALLOCATION

It helped to maintain a slightly short duration. While the forced selling in the market occurred across the maturity spectrum, shorter-term notes and bonds tend to be less price sensitive than longer-term securities. As a result, having a shorter duration as bond yields rose reduced the impact on the fund's share price.

For some time now we've been underweight in corporate-linked municipal bonds in general, and airline and tobacco bonds in particular. This positioning has been a key source of outperformance relative to the Lipper group over time because these bonds have performed poorly. While avoiding these securities, we favored high-quality essential service revenue bonds in less economically sensitive segments of the economy, such as water and sewer bonds. We also added highly rated and well-structured health care and education bonds in our ongoing effort to increase the portfolio's credit quality. Importantly, we were able to add these bonds at very attractive spreads due to the negative technical factors prevailing in the municipal bond market.

MANAGEMENT CHANGE

In July, Portfolio Manager Joseph Gotelli joined American Century Investments, bringing six years of municipal bond investment experience. He joins Steven
Permut, a senior portfolio manager and head of the municipal bond team, and
Alan Kruss, a municipal bond portfolio manager, as portfolio managers on
Long-Term Tax-Free.

OUTLOOK

"We're in a remarkable period, with municipal bonds trading at unprecedented levels relative to fully taxable investments as a result of technical, rather than fundamental, reasons," said Steven Permut. "As a result, we view this as a historic investment opportunity for investors with a time horizon greater than a few years and the ability to stomach the volatility we're seeing in the market. That said, it's impossible to know when we'll return to some semblance of normal, functioning markets, which we view as a prerequisite for a municipal market rally."

Portfolio Composition By Credit Rating
            % of fund          % of fund
           investments        investments
              as of              as of
            11/30/08            5/31/08

AAA            35%                53%
AA             41%                27%
A              14%                9%
BBB            9%                 11%
BB             1%                 --

Ratings provided by independent research companies. These ratings are listed in Standard & Poor's format even if they were provided by other sources.

Top Five Sectors as of November 30, 2008
                               % of fund
                              investments

General Obligation (GO)           17%
Hospital Revenue                  13%
Water/Sewer/Gas Revenue           12%
Higher Education                  8%
Electric Revenue                  8%

------
6

PERFORMANCE
High-Yield Municipal

Total Returns as of November 30, 2008
                                                Average Annual Returns
                    6                                               Since      Inception
                    months(1)    1 year     5 years   10 years    Inception       Date

INVESTOR CLASS       -14.36%     -15.86%     0.29%    2.81%(2)    3.20%(2)      3/31/98

BARCLAYS CAPITAL
LONG-TERM
MUNICIPAL BOND
INDEX(3)(4)          -14.77%     -15.21%     0.94%      3.31%       3.63%          --

LIPPER HIGH-YIELD
MUNICIPAL DEBT
FUNDS AVERAGE
RETURNS(4)           -18.36%     -20.28%    -0.84%      1.32%       1.59%          --

Investor Class's
Lipper Ranking(4)
 as of
 11/30/08               --                             1 of 49     1 of 48         --
 as of                          22 of 106  18 of 77
 12/31/08               --      39 of 106  31 of 77    6 of 50     3 of 48         --

A Class
 No sales
 charge*             -14.46%     -16.07%     0.04%       --         0.89%
 With sales
 charge*             -18.28%     -19.81%    -0.88%       --         0.11%       1/31/03

B Class
 No sales
 charge*             -14.79%     -16.70%    -0.71%       --         0.16%
 With sales
 charge*             -19.79%     -20.70%    -0.92%       --        -0.01%       1/31/03

C Class
 No sales
 charge*             -14.79%     -16.70%    -0.71%       --         0.58%
 With sales
 charge*             -15.62%     -16.70%    -0.71%       --         0.58%       7/24/02

*  Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed-income funds and may be subject to a maximum CDSC of
   1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to
   0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)  Total returns for periods less than one year are not annualized.

(2)  Investor Class returns and rankings would have been lower if management fees had not been waived from 3/31/98 to 4/30/99. Beginning on 5/1/99, management fees were phased in at a rate of 0.10% each month until
     10/31/99.

(3)  Formerly Lehman Brothers Long-Term Municipal Bond Index.

(4)  Data provided by Lipper Inc. -- A Reuters Company. © 2008 Reuters. All
     rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

     Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

     Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

     The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
7

High-Yield Municipal

Growth of $10,000 Over 10 Years

$10,000 investment made November 30, 1998

One-Year Returns Over 10 Years
Periods ended November 30
                1999      2000       2001     2002     2003    2004     2005     2006      2007      2008

Investor
Class         -0.70%*     4.33%     8.64%     7.99%   7.03%    6.23%    7.03%    7.79%    -1.62%   -15.86%

Barclays
Capital
Long-Term
Municipal
Bond Index     -5.10%    10.70%     10.30%    6.09%   7.55%    5.53%    7.57%    8.79%    0.06%    -15.21%

*  Investor Class returns and ending value would have been lower if management fees had not been waived from 3/31/98 to 4/30/99. Beginning on 5/1/99, management fees were phased in at a rate of 0.10% each month until
   10/31/99.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
8

PORTFOLIO COMMENTARY
High-Yield Municipal

Portfolio Manager: Steven Permut

PERFORMANCE SUMMARY

High-Yield Municipal returned -14.36%* for the six months ended November 30,
2008. By comparison, the Barclays Capital Long-Term Municipal Bond Index
returned -14.77%. The average return of the 106 high-yield municipal debt funds tracked by Lipper Inc. was -18.36%. Longer-term, the portfolio's average annual returns also exceeded those of its Lipper group average for the one-, five-, and 10-year periods ended November 30 (see page 7).

The portfolio's sharply negative returns can be attributed to a period of unprecedented market turmoil, resulting in massive supply/demand imbalances
(see the Market Perspective on page 2). However, the portfolio held up better than its Lipper peer group average thanks largely to our yield curve positioning, and sector and credit allocation decisions.

HIGH-YIELD MUNICIPALS PERFORMED POORLY

High-yield bonds made up the poorest-performing segment of the municipal market for the six months. The market was overwhelmed by factors that have little to do with credit fundamentals--extensive financial sector deleveraging, forced selling among hedge funds and some open-end mutual funds
(forced to raise cash to meet margin calls and redemptions), and the extinction of some bond dealers all hurt. While we have never used leverage, the portfolio was not immune to the massive sell-off that contributed to some of the worst months in municipal market history. Add it all up, and the spread, or difference in yield, between high-yield municipals and alternative investments, such as investment-grade municipal and fully taxable bonds, reached record highs.

TAKING PROFITS FROM CURVE TRADE

The portfolio continued to benefit from the yield curve steepening bias we had in place using municipal bonds and two- and 30-year Treasury futures (the trade is based on the expectation that the yield difference between two- and
30-year Treasury notes would widen, which it has). The difference in yield between two- and 30-year AAA municipal general obligation notes increased from
237 to 313 basis points (a basis point equals 0.01%) for the six months, while the Treasury curve steepened from 207 to 245 basis points.

Portfolio at a Glance
                                    As of        As of
                                  11/30/08      5/31/08

Weighted Average Maturity        18.9 years   17.4 years
Average Duration (Modified)       8.3 years    8.3 years

Yields as of November 30, 2008
30-Day SEC Yield

Investor Class                         7.01%
A Class                                6.44%
B Class                                5.99%
C Class                                5.98%

Investor Class 30-Day Tax Equivalent
Yields(1)

25.00% Tax Bracket                     9.35%
28.00% Tax Bracket                     9.74%
33.00% Tax Bracket                    10.46%
35.00% Tax Bracket                    10.78%

(1)  The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*  All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

------
9

High-Yield Municipal

Late in the reporting period, we took profits from this long-running trade and repositioned the portfolio for a flatter, rather than steeper, yield curve.
The poor economic backdrop, tumbling commodity prices, and worries about deflation all suggest that longer-term municipal bond yields have considerable room to fall in absolute terms and relative to short-term bond yields.

SECTOR TRADES CONTRIBUTED

For some time now we've been underrepresented in corporate-linked municipal bonds in general, and airline and tobacco bonds in particular. This positioning has been a key source of outperformance relative to the Lipper group over time, because these bonds have performed poorly. While avoiding these securities, we favored high-quality essential service revenue bonds in less economically sensitive segments of the economy, such as water and sewer bonds. We also added highly rated and well-structured health care and education bonds in our ongoing bid to increase the portfolio's credit quality.
Importantly, we were able to add these bonds at very attractive spreads because of the essentially indiscriminate selling going on in the market.

OUTLOOK

"We're in a remarkable period, with municipal bonds trading at unprecedented levels relative to fully taxable investments as a result of technical, rather than fundamental, reasons," said Steven Permut. "As a result, we view this as a historic investment opportunity for investors with a time horizon greater than a few years and the ability to stomach the volatility we're seeing in the market. That said, it's impossible to know when we'll return to some semblance of normal, functioning markets, which we view as a prerequisite for a municipal market rally."

Portfolio Composition By Credit Rating
               % of fund         % of fund
              investments       investments
                 as of             as of
                11/30/08          5/31/08

AAA                3%               11%
AA                15%               11%
A                 14%                7%
BBB                5%                7%
BB                 6%                4%
Unrated           57%               60%

Ratings provided by independent research companies. These ratings are listed in Standard & Poor's format even if they were provided by other sources.

Top Five Sectors as of November 30, 2008
                                 % of fund
                                investments

Land Secured                        31%
Electric Revenue                    11%
Hospital Revenue                    11%
Continuing Care Retirement
Facility                            10%
Transportation Revenue              6%

------
10

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2008 to November 30, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
11

                                                    Expenses Paid
                      Beginning        Ending       During Period*    Annualized
                       Account     Account Value       6/1/08 -         Expense
                    Value 6/1/08      11/30/08         11/30/08         Ratio*
Long-Term Tax-Free

ACTUAL

Investor Class         $1,000         $955.00           $2.40            0.49%

Institutional
Class                  $1,000         $956.00           $1.42            0.29%

A Class                $1,000         $953.80           $3.62            0.74%

B Class                $1,000         $951.10           $7.29            1.49%

C Class                $1,000         $950.20           $7.28            1.49%

HYPOTHETICAL

Investor Class         $1,000        $1,022.61          $2.48            0.49%

Institutional
Class                  $1,000        $1,023.61          $1.47            0.29%

A Class                $1,000        $1,021.36          $3.75            0.74%

B Class                $1,000        $1,017.60          $7.54            1.49%

C Class                $1,000        $1,017.60          $7.54            1.49%

High-Yield Municipal

ACTUAL

Investor Class         $1,000         $856.40           $2.89            0.62%

A Class                $1,000         $855.40           $4.05            0.87%

B Class                $1,000         $852.10           $7.52            1.62%

C Class                $1,000         $852.10           $7.52            1.62%

HYPOTHETICAL

Investor Class         $1,000        $1,021.96          $3.14            0.62%

A Class                $1,000        $1,020.71          $4.41            0.87%

B Class                $1,000        $1,016.95          $8.19            1.62%

C Class                $1,000        $1,016.95          $8.19            1.62%

*  Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
12

SCHEDULE OF INVESTMENTS
Long-Term Tax-Free

NOVEMBER 30, 2008 (UNAUDITED)

Principal Amount                                                             Value

Municipal Securities -- 98.0%

ALABAMA -- 1.5%
   $ 500,000  East Alabama Health Care Facilities Auth. Rev.,
              Series 2008 B, 5.00%, 9/1/13(1)                            $ 484,700
                                                                       -----------
ARIZONA -- 1.4%
     200,000  Mohave County Industrial Development Authority
              Correctional Facilities Contract Rev., (Mohave
              Prison, LLC Expansion), 8.00%, 5/1/25(1)                     192,954
     250,000  Phoenix Arizona Civic Import Corp. Wastewater System
              Rev., 5.50%, 7/1/24(1)                                       258,457
                                                                       -----------
                                                                           451,411
                                                                       -----------
CALIFORNIA -- 9.1%
     500,000  Bay Area Toll Auth. Toll Bridge Rev., Series 2007 F,
              5.00%, 4/1/31(1)                                             464,395
     200,000  California Department of Water Resources Power Supply
              Rev., Series 2005 G4, 5.00%, 5/1/16(1)                       208,000
     500,000  California Department of Water Resources Power Supply
              Rev., Series 2008 H, 5.00%, 5/1/22(1)                        487,715
     250,000  California Health Facilities Financing Auth. Rev.,
              Series 2008 C, (Providence Health & Services), 6.50%,
              10/1/38(1)                                                   250,153
     565,000  Chaffey Community College District GO, Series 2007 C,
              (Election of 2002), 5.00%, 6/1/32 (MBIA)(1)                  518,913
      50,000  Desert Sands Unified School District COP,
              (Financing), 5.00%, 3/1/18(1)                                 49,864
     500,000  Golden State Tobacco Securitization Corp. Settlement
              Rev., Series 2007 A-1, 5.75%, 6/1/47(1)                      315,240
     200,000  Los Angeles Community College District, Series 2008
              E-1, (Election of 2001), 5.00%, 8/1/23(1)                    197,814
     150,000  Metropolitan Water District of Southern California
              GO, 3.50%, 3/1/10(1)                                         153,298
     150,000  Metropolitan Water District of Southern California
              Rev., Series 2004 B-3, 3.25%, 10/1/11 (MBIA)(1)              153,417

Principal Amount                                                             Value

   $ 175,000  Ventura County Community College District GO, Series
              2008 C, (Election of 2002), 5.50%, 8/1/33(1)               $ 170,604
                                                                       -----------
                                                                         2,969,413
                                                                       -----------
COLORADO -- 0.6%
     200,000  Colorado Health Facility Auth. Rev., Series 2008 D,
              (Catholic Health Initiatives), 6.25%, 10/1/33(1)             195,420
                                                                       -----------
CONNECTICUT -- 3.0%
     500,000  Connecticut Health & Educational Facilities Auth.
              Rev., Series 2003 X-3, (Yale University), 4.85%,
              7/1/37(1)                                                    464,265
     150,000  Connecticut Health & Educational Facilities Auth.
              Rev., Series 2007 C, (Hospital for Special Care
              Issue), 5.25%, 7/1/27 (RADIAN)(1)                            110,131
     400,000  Connecticut Health & Educational Facilities Auth.
              Rev., Series 2007 I, (Quinnipiac University), 5.00%,
              7/1/17 (MBIA)(1)                                             407,676
                                                                       -----------
                                                                           982,072
                                                                       -----------
DISTRICT OF COLUMBIA -- 1.4%
     500,000  District of Columbia Water & Sewer Auth. Public
              Utility Rev., Series 2008 A, 5.00%, 10/1/34 (AGC)(1)         446,000
                                                                       -----------
FLORIDA -- 8.2%
     500,000  Florida Board of Education Capital Outlay GO, Series
              2007 G, 4.75%, 6/1/37 (MBIA)(1)                              421,720
     450,000  Florida Municipal Power Agency Rev.,
              (All-Requirements Power Supply), VRDN, 0.90%,
              12/1/08(1)                                                   450,000
     500,000  Florida Rural Utility Financing Commission Rev.,
              Series 2008 A, (Public Project Construction), 3.25%,
              2/1/11(1)                                                    499,995
     500,000  JEA St. Johns River Power Park System Rev., Series 2,
              Issue 3, 5.00%, 10/1/37(1)                                   444,255
     500,000  Miami-Dade County Educational Facilities Auth. Rev.,
              Series 2008 A, (University of Miami), 5.50%, 4/1/38(1)       415,065
     500,000  Tampa Water & Sewer Systems Rev., 5.00%, 10/1/37(1)          454,630
                                                                       -----------
                                                                         2,685,665
                                                                       -----------

------
13

Long-Term Tax-Free

Principal Amount                                                             Value

GEORGIA -- 9.4%
   $ 300,000  Athens-Clarke County Unified Government Water & Sewer
              Rev., 5.625%, 1/1/28(1)                                    $ 299,460
     500,000  Burke County Development Auth. Pollution Control
              Rev., Series 2006 C-1, (Oglethorpe Power Corp.
              Vogtle), 4.625%, 4/1/10 (Ambac)(1)                           502,850
     500,000  Fulton County Development Auth. Rev., Series 2001 A,
              (TUFF/Atlanta Housing, LLC Project at Georgia State
              University), 5.50%, 9/1/18 (Ambac)(1)                        515,765
      40,000  Georgia Municipal Electric Power Auth. Rev., Series
              1998 Y, (Project One Special Obligation), 6.40%,
              1/1/13 (Ambac)(1)                                             42,979
     500,000  Georgia Road & Tollway Auth. Rev., Series 2008 A,
              (Federal Highway Grant Anticipation Bonds), 5.00%,
              6/1/11(1)                                                    530,120
     810,000  LaGrange Water & Sewerage Rev., 5.00%, 1/1/12
              (Ambac)(1)                                                   846,734
     200,000  Marietta Development Auth. Rev., (Life University,
              Inc.), 7.00%, 6/15/39(1)                                     158,476
     200,000  Municipal Electric Auth. Rev., Series 2008 D,
              (General Resolution), 5.50%, 1/1/26(1)                       190,208
                                                                       -----------
                                                                         3,086,592
                                                                       -----------
ILLINOIS -- 6.1%
     500,000  Chicago Board of Education GO, Series 2008 C, 5.25%,
              12/1/23(1)                                                   504,260
     500,000  Chicago O'Hare International Airport Rev., Series
              2008 A, 5.00%, 1/1/12 (FSA)(1)                               524,325
     200,000  Illinois Financial Auth. Rev., (Advocate Health Care
              Network), 6.25%, 11/1/28(1)                                  194,336
     700,000  Winnebago, Boone et al Counties Community College
              District No. 511 GO, (Rock Valley Community College),
              6.30%, 10/1/15 (FGIC)(1)                                     792,806
                                                                       -----------
                                                                         2,015,727
                                                                       -----------
INDIANA -- 1.5%
     500,000  Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/20
              (FSA)(1)                                                     507,765
                                                                       -----------

Principal Amount                                                             Value

KENTUCKY -- 1.4%
   $ 250,000  Kentucky Property & Buildings Community Rev., 5.50%,
              11/1/28(1)                                                 $ 245,830
     200,000  Kentucky Turnpike Auth. Economic Development Road
              Rev., Series 2008 A, (Revitalization), 5.00%,
              7/1/17(1)                                                    213,140
                                                                       -----------
                                                                           458,970
                                                                       -----------
MARYLAND -- 6.2%
     150,000  Maryland Economic Development Corp. Student Housing
              Rev., (University of Maryland, College Park), 5.00%,
              6/1/19(1)                                                    129,906
     500,000  Maryland GO, First Series 2005 B, (State & Local
              Facilities Loan), 5.25%, 2/15/12(1)                          541,430
     200,000  Maryland Health & Higher Educational Facilities Auth.
              Rev., (Johns Hopkins University), 5.00%, 7/1/18(1)           215,796
     300,000  Maryland Health & Higher Educational Facilities Auth.
              Rev., (Johns Hopkins University), 5.25%, 7/1/38(1)           295,551
     400,000  Maryland Health & Higher Educational Facilities Auth.
              Rev., (LifeBridge Health Issue), 4.75%, 7/1/11(1)            404,112
     480,000  Maryland Health & Higher Educational Facilities Auth.
              Rev., (LifeBridge Health Issue), 5.00%, 7/1/34
              (AGC)(1)                                                     435,614
                                                                       -----------
                                                                         2,022,409
                                                                       -----------
MASSACHUSETTS -- 2.3%
     200,000  Massachusetts Bay Transportation Auth. Rev., Series
              2008 A, 5.25%, 7/1/34(1)                                     195,584
     200,000  Massachusetts GO, Series 2008 A, 5.00%, 8/1/24(1)            199,556
     200,000  Massachusetts Health & Educational Facilities Auth.
              Rev., (Boston Medical Center), 5.25%, 7/1/38(1)              135,594
     250,000  Massachusetts Water Resources Auth. Rev., Series 2006
              B, 5.00%, 8/1/31 (Ambac)(1)                                  234,203
                                                                       -----------
                                                                           764,937
                                                                       -----------

------
14

Long-Term Tax-Free

Principal Amount                                                             Value

MINNESOTA -- 2.1%
   $ 300,000  Minneapolis-St. Paul Metropolitan Airports Commission
              Rev., Series 2007 B, 5.00%, 1/1/25 (FGIC)(1)               $ 272,466
     400,000  Minnesota GO, 5.00%, 6/1/18(1)                               425,908
                                                                       -----------
                                                                           698,374
                                                                       -----------
MISSOURI -- 0.8%
     250,000  Missouri Health & Educational Facilities Auth. Rev.,
              Series 2008 A, (The Washington University), 5.375%,
              3/15/39(1)                                                   250,070
                                                                       -----------
NEBRASKA -- 0.4%
     150,000  Nebraska Public Power District Rev., Series 2008 B,
              5.00%, 1/1/24(1)                                             141,927
                                                                       -----------
NEW JERSEY -- 2.1%
     500,000  Monmouth County GO, (County College Bonds), 4.00%,
              9/15/19(1)                                                   481,845
     200,000  New Jersey Sports & Exposition Auth. Rev., Series
              2008 B, 5.00%, 9/1/18(1)                                     203,744
                                                                       -----------
                                                                           685,589
                                                                       -----------
NEW YORK -- 11.0%
     250,000  Long Island Power Auth. Electric System Rev., Series
              2008 A, 6.00%, 5/1/33(1)                                     250,563
     200,000  Metropolitan Transportation Auth. Rev., Series 2008
              C, 6.50%, 11/15/28(1)                                        208,784
     500,000  New York City Municipal Water Finance Auth. Water &
              Sewer System Rev., Series 2004 C, 5.00%, 6/15/35(1)          460,720
     500,000  New York City Municipal Water Finance Auth. Water &
              Sewer System Rev., Series 2008 DD, 5.00%, 6/15/37(1)         457,485
     215,000  New York City Transitional Finance Auth. Rev., Series
              2004 D-2, 5.00%, 11/1/12(1)                                  231,301
     500,000  New York State Dormitory Auth. Rev., Series 2008 A,
              (Columbia University), 4.00%, 7/1/13 (GO of
              University)(1)                                               524,355
     500,000  New York State Dormitory Auth. Rev., Series 2008 A-1,
              (Memorial Sloan - Kettering Cancer Center), 5.00%,
              7/1/36(1)                                                    452,235

Principal Amount                                                             Value

   $ 300,000  New York State Dormitory Auth. State Personal Income
              Tax Rev., Series 2008 A, 5.00%, 3/15/19(1)                 $ 312,108
     540,000  New York Urban Development Corp. State Personal
              Income Tax Rev., Series 2008 A-1, (Economic
              Development & Housing), 5.00%, 12/15/22(1)                   543,931
     200,000  Triborough Bridge & Tunnel Auth. Rev., Series 2008 C,
              (GO of Auth.), 5.00%, 11/15/38(1)                            179,992
                                                                       -----------
                                                                         3,621,474
                                                                       -----------
NORTH CAROLINA -- 0.9%
     300,000  North Carolina Municipal Power Agency No. 1 Catawba
              Electric Rev., Series 2008 A, 5.25%, 1/1/16(1)               311,121
                                                                       -----------
OHIO -- 0.5%
     250,000  Buckeye Tobacco Settlement Financing Auth. Rev.,
              Series 2007 A-2, (Asset-Backed Senior Current
              Interest Turbo Term), 5.875%, 6/1/30(1)                      166,728
                                                                       -----------
PENNSYLVANIA -- 6.9%
     450,000  Allegheny County Hospital Development Auth. Rev.,
              Series 2008 A, (University of Pittsburgh Medical
              Center), 5.00%, 9/1/18(1)                                    441,963
   1,000,000  Allegheny County Industrial Development Auth. Rev.,
              (Residential Resources, Inc.), 4.50%, 9/1/11(1)              984,040
     500,000  Central Dauphin School District GO, 7.00%, 2/1/16,
              Prerefunded at 100% of Par (MBIA/State Aid
              Withholding)(1)(2)                                           613,540
     200,000  Pennsylvania Turnpike Commission Rev., Series 2008 C,
              6.00%, 6/1/28 (AGC)(1)                                       209,286
                                                                       -----------
                                                                         2,248,829
                                                                       -----------
PUERTO RICO -- 3.9%
     500,000  Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008
              A, 5.00%, 7/1/14(1)                                          483,995
     750,000  Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008
              A, 6.00%, 7/1/44(1)                                          653,542
     200,000  Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28(1)             159,250
                                                                       -----------
                                                                         1,296,787
                                                                       -----------

------
15

Long-Term Tax-Free

Principal Amount                                                             Value

TENNESSEE -- 1.5%
   $ 225,000  Metropolitan Government Nashville & Davidson County
              Health & Educational Facilities Board Rev., Series
              2008 A, (Vanderbilt University), 5.00%, 10/1/15 (GO
              of University)(1)                                          $ 245,367
      50,000  Shelby County Health Educational & Housing Facilities
              Board Rev., Series 2008 C, 5.25%, 6/1/17(1)                   46,443
     200,000  Tennessee State School Board Auth. Rev., Series 2008
              B, (Higher Educational Facilities), 5.125%, 5/1/33(3)        188,952
                                                                       -----------
                                                                           480,762
                                                                       -----------
TEXAS -- 3.4%
     250,000  Lower Colorado River Auth. Rev., 5.75%, 5/15/37(1)           241,183
     200,000  North Texas Tollway Auth. Rev., Series 2008 H, 5.00%,
              1/1/13(1)                                                    196,514
     250,000  Tarrant County Cultural Education Facilities Finance
              Corp. Hospital Rev., (Scott & White Memorial Hospital
              and Scott, Sherwood & Brindley Foundation), 5.50%,
              8/15/31(1)                                                   222,812
     500,000  Waco Education Finance Corp. Rev., Series 2008 C,
              (Baylor University), 5.00%, 3/1/36(1)                        448,645
                                                                       -----------
                                                                         1,109,154
                                                                       -----------
UTAH -- 3.1%
     500,000  Utah State Board of Regents Hospital Rev., Series
              2006 A, (University of Utah), 5.25%, 8/1/21 (MBIA)(1)        494,405
     500,000  Utah Transit Auth. Sales Tax Rev., Series 2008 A,
              5.00%, 6/15/20(1)                                            517,140
                                                                       -----------
                                                                         1,011,545
                                                                       -----------
VIRGINIA -- 0.7%
     200,000  Virginia Resources Auth. Clean Water Rev., 5.00%,
              10/1/16(1)                                                   219,044
                                                                       -----------

Principal Amount                                                             Value

WASHINGTON -- 5.4%
   $ 250,000  Energy Northwest Electric Rev., Series 2008 D,
              (Columbia Generating), 5.00%, 7/1/12(1)                    $ 267,250
     250,000  Redmond GO, 5.00%, 12/1/21(1)                                252,985
     440,000  Seattle Solid Waste Rev., 5.00%, 2/1/24(1)                   433,079
     350,000  Washington GO, Series 2008 A, 5.00%, 7/1/20(1)               357,882
     500,000  Washington Health Care Facilities Auth. Rev., Series
              2006 D, (Providence Health & Services), 5.25%,
              10/1/33 (FSA)(1)                                             458,475
                                                                       -----------
                                                                         1,769,671
                                                                       -----------
WISCONSIN -- 3.2%
     475,000  Milwaukee Redevelopment Auth. Rev., Series 2003 A,
              (Milwaukee Public Schools - Neighborhood Schools
              Initiative), 5.125%, 8/1/13, Prerefunded at 100% of
              Par (Ambac/Moral Obligation)(1)(2)                           525,583
     500,000  Wisconsin Transportation Rev., Series 2008 A, 5.00%,
              7/1/18(1)                                                    526,450
                                                                       -----------
                                                                         1,052,033
                                                                       -----------
TOTAL MUNICIPAL SECURITIES
(Cost $33,757,556)                                                      32,134,189
                                                                       -----------
Municipal Derivatives -- 1.3%

TEXAS -- 1.3%
    $360,000  Texas GO, VRDN, Inverse Floater, 8.50%, 9/30/11(1)(4)        426,636
(Cost $395,821)
                                                                       -----------
TOTAL INVESTMENT SECURITIES -- 99.3%
(Cost $34,153,377)                                                      32,560,825
                                                                       -----------
OTHER ASSETS AND LIABILITIES -- 0.7%                                       227,235
                                                                       -----------
TOTAL NET ASSETS -- 100.0%                                             $32,788,060
                                                                       ===========

------
16

Long-Term Tax-Free

Notes to Schedule of Investments

AGC = Assured Guaranty Corporation

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2008.

(1)  Security, or a portion thereof, has been segregated for when-issued securities. At the period end, the aggregate value of securities pledged was $189,000.

(2)  Escrowed to maturity in U.S. government securities or state and local government securities.

(3)  When-issued security.

(4)  Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

See Notes to Financial Statements.

------
17

High-Yield Municipal

NOVEMBER 30, 2008 (UNAUDITED)

Principal Amount                                                             Value

Municipal Securities -- 98.6%

ARIZONA -- 6.4%
   $2,500,000  Arizona Health Facilities Auth. Rev., Series 2007
               B, (Banner Health), VRDN 3.41%, 1/2/09                  $ 1,187,500
      500,000  Mohave County Industrial Development Auth.
               Correctional Facilities Contract Rev., (Mohave
               Prison, LLC Expansion), 8.00%, 5/1/25                       482,385
    4,050,000  Phoenix Civic Improvement Corp. Airport Rev.,
               Series 2008 D, 5.25%, 7/1/17                              3,802,869
    1,000,000  Phoenix Civic Improvement Corp. Airport Rev.,
               Series 2008 D, 5.25%, 7/1/18                                918,780
    3,015,000  Pronghorn Ranch Community Facilities District GO,
               6.40%, 7/15/29                                            2,379,830
    1,120,000  Quailwood Meadows Community Facilities District GO,
               6.00%, 7/15/22                                              922,656
    2,000,000  Quailwood Meadows Community Facilities District GO,
               6.125%, 7/15/29                                           1,507,640
      750,000  Scottsdale Industrial Development Auth. Hospital
               Rev., Series 2008 A, (Scottsdale Healthcare),
               5.25%, 9/1/30                                               592,102
      880,000  Sundance Community Facilities District Assessment
               District No. 2 Rev., 7.125%, 7/1/27(1)                      771,382
      704,000  Sundance Community Facilities District Assessment
               District No. 3 Rev., 6.50%, 7/1/29                          563,235
      395,000  Sundance Community Facilities District GO, 6.25%,
               7/15/29(1)                                                  317,094
                                                                      ------------
                                                                        13,445,473
                                                                      ------------
ARKANSAS -- 0.1%
      200,000  Pulaski County Public Facilities Board Rev., Series
               2006 A, (Philander Smith College), 5.60%, 6/1/36            145,644
                                                                      ------------
CALIFORNIA -- 3.2%
    2,000,000  California Mobilehome Park Financing Auth. Rev.,
               Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36      1,596,180

Principal Amount                                                             Value

   $2,235,000  Independent Cities Lease Finance Auth. Rev., Series
               2004 A, (Morgan Hill - Hacienda Valley Mobile
               Estates), 5.90%, 11/15/34                               $ 1,618,296
    1,000,000  Morongo Band of Misison Indians Rev., Series 2008,
               (Enterprise Casino Services), 6.50%, 3/1/28(1)              801,750
      250,000  Palm Springs Airport Passenger Facility Charge
               Rev., (Palm Springs International Airport), 6.40%,
               7/1/23                                                      215,838
      275,000  Palm Springs Airport Passenger Facility Charge
               Rev., (Palm Springs International Airport), 6.50%,
               7/1/27                                                      230,299
    1,000,000  Soledad Improvement Bond Act of 1915 Special
               Assessment, (Diamond Ridge Assessment District No.
               2002-01), 6.75%, 9/2/33                                     836,200
    1,565,000  Vallejo Multifamily Housing Rev., Series 1998 B,
               (Solano Affordable Housing), 8.25%, 4/1/39                1,468,596
                                                                      ------------
                                                                         6,767,159
                                                                      ------------
COLORADO -- 7.2%
    9,865,000  Denver Health & Hospital Auth. Healthcare Rev.,
               Series 2007 B, VRDN 2.98%, 12/1/08 resets quarterly
               at 67% of the 3-month LIBOR plus 1.10% with no
               caps,                                                     4,784,525
    5,725,000  Granby Ranch Metropolitan District GO, 6.75%,
               12/1/36                                                   4,055,189
    3,000,000  One Horse Business Improvement District Rev.,
               6.00%, 6/1/24                                             2,418,690
    1,500,000  Plaza Metropolitan District No. 1 Rev., 8.00%,
               12/1/25                                                   1,265,055
    1,850,000  Todd Creek Farms Metropolitan District No. 1 Rev.,
               5.60%, 12/1/14                                            1,595,699
    1,500,000  Todd Creek Farms Metropolitan District No. 1 Rev.,
               6.125%, 12/1/19                                           1,195,935
                                                                      ------------
                                                                        15,315,093
                                                                      ------------
CONNECTICUT -- 0.4%
    1,000,000  Connecticut Development Auth. Industrial Rev.,
               (Afco Cargo BDL - LLC), 8.00%, 4/1/30                       901,760
                                                                      ------------

------
18

High-Yield Municipal

Principal Amount                                                             Value

DISTRICT OF COLUMBIA -- 2.1%
   $1,000,000  District of Columbia COP, (Public Safety &
               Emergency), 5.50%, 1/1/19 (Ambac)                       $ 1,010,990
      750,000  Metropolitan Washington Airports Auth. Rev., Series
               2001 A, 5.50%, 10/1/18 (MBIA)                               705,368
    3,000,000  Metropolitan Washington Airports Auth. Rev., Series
               2008 A, 5.50%, 10/1/21                                    2,676,750
                                                                      ------------
                                                                         4,393,108
                                                                      ------------
FLORIDA -- 8.2%
    1,570,000  Arborwood Community Development District Special
               Assessment Rev., Series 2006 B, (Centex Homes),
               5.25%, 5/1/16                                             1,228,949
    2,100,000  Concorde Estates Community Development District
               Rev., Series 2004 B, 5.00%, 5/1/11                        1,562,505
      140,000  Covington Park Community Development District Rev.,
               Series 2004 B, (Capital Improvement), 5.30%, 11/1/09        136,654
      960,000  Double Branch Community Development District
               Special Assessment, Series 2002 A, 6.70%, 5/1/34            796,089
    1,910,000  Dupree Lakes Community Development District Rev.,
               5.00%, 11/1/10                                            1,784,666
      450,000  Florida Municipal Power Agency Rev., 0.90%, 12/1/08         450,000
    5,000,000  Florida Municipal Power Agency, Rev., Series 2008
               A, (All-Requirements Power Supply), 5.25%, 10/1/19        5,057,350
    2,000,000  Miami-Dade County Health Facilities Auth. Rev.,
               Series 2008, (Miami Children-A-2RMK), 4.55%, 8/1/13
               (MBIA)                                                    1,969,720
      120,000  Middle Village Community Development District
               Special Assessment, Series 2004 B, 5.00%, 5/1/09            118,249
    2,500,000  Midtown Miami Community Development District
               Special Assessment, Series 2004 A, 6.25%, 5/1/37          1,633,050
      150,000  Orange County Industrial Development Auth. Rev.,
               Series 2007, VRDN (Catholic Charities) 1.00%,
               12/1/08                                                     150,000

Principal Amount                                                             Value

   $1,500,000  Putnam County Development Auth. Pollution Control
               Rev., Series 2007 B, (Seminole Electric
               Cooperative, Inc.), 5.35%, 5/1/18 (Ambac)               $ 1,423,170
    1,245,000  South-Dade Venture Community Development District,
               Rev., Series 2004, 6.125%, 5/1/34                           957,256
                                                                      ------------
                                                                        17,267,658
                                                                      ------------
GEORGIA -- 3.7%
    1,235,000  City of Atlanta Tax Allocation Rev., (Princeton
               Lakes), 5.50%, 1/1/31                                       850,310
    1,000,000  Georgia Municipal Electric Auth. Rev., Series 2008
               A, (General Resolution), 5.25%, 1/1/19                    1,003,060
    3,000,000  Georgia Municipal Electric Auth. Rev., Series 2008
               D, (General Resolution), 6.00%, 1/1/23                    3,052,290
    3,800,000  Marietta Development Auth. Rev., (Life University,
               Inc.), 7.00%, 6/15/39                                     3,011,044
                                                                      ------------
                                                                         7,916,704
                                                                      ------------
GUAM -- 0.6%
    1,500,000  Guam Government Waterworks Auth. Rev., 6.00%, 7/1/25      1,184,655
                                                                      ------------
ILLINOIS -- 18.6%
    1,325,000  Bedford Park Tax Allocation, Series 2005, 5.125%,
               12/30/18                                                  1,054,726
    3,000,000  Chicago Park District GO, Series 2006 C, 5.00%,
               1/1/12 (FGIC)                                             3,192,270
    3,000,000  Chicago Tax Increment Allocation Rev., Series 2004
               B, (Pilsen Redevelopment), (Junior Lien), 6.75%,
               6/1/22                                                    2,763,210
   13,000,000  Illinois Finance Auth. Rev., Series 2007 A,
               (Monarch Landing, Inc. Facility), 7.00%, 12/1/37         10,009,740
    5,000,000  Illinois Finance Auth. Rev., Series 2007 A,
               (Sedgebrook, Inc. Facility), 6.00%, 11/15/37              3,438,900
    5,000,000  Illinois Finance Auth. Rev., Series 2007 A,
               (Sedgebrook, Inc. Facility), 6.00%, 11/15/42              3,385,000
    3,341,000  Pingree Grove Special Service Area No. 7 Special
               Tax Rev., Series 2006-1, (Cambridge Lakes), 6.00%,
               3/1/36                                                    2,346,819
    1,000,000  Village of Bolingbrook Sales Tax Rev., 6.25%, 1/1/24        812,380

------
19

High-Yield Municipal

Principal Amount                                                             Value

   $5,000,000  Village of Hampshire Special Service Area No. 13
               Special Tax Rev., (Tuscany Woods), 5.75%, 3/1/37        $ 3,047,300
    4,230,000  Village of Hampshire Special Service Area No. 16
               Special Tax Rev., Series 2007 A, (Crown Development
               - Prairie Ridge West), 6.00%, 3/1/46                      2,588,422
    3,500,000  Volo Village Special Service Area No. 3 Special Tax
               Rev., Series 2006-1, (Symphony Meadows), 6.00%,
               3/1/36                                                    2,458,505
    5,990,000  Yorkville Special Service Area No. 2005-109 Special
               Tax Rev., Series 2006-105, (Bristol Bay I), 5.875%,
               3/1/36                                                    4,246,670
                                                                      ------------
                                                                        39,343,942
                                                                      ------------
LOUISIANA -- 0.8%
    2,000,000  Colonial Pinnacle Community Development District
               Rev., 7.00%, 5/1/37                                       1,587,560
                                                                      ------------
MARYLAND -- 3.0%
    5,000,000  Baltimore Special Obligation Rev., (Resh Park),
               7.00%, 9/1/38                                             3,875,450
    2,155,000  Maryland Economic Development Corp. Student Housing
               Rev., (University of Maryland College Park), 5.80%,
               6/1/38                                                    1,668,854
    1,000,000  Maryland Industrial Development Financing Auth.
               Rev., Series 2005 A, (Our Lady of Good Counsel High
               School), 6.00%, 5/1/35                                      704,800
                                                                      ------------
                                                                         6,249,104
                                                                      ------------
MINNESOTA -- 1.0%
    3,000,000  North Oaks Senior Housing Rev., (Presbyterian
               Homes), 6.50%, 10/1/47                                    2,184,990
                                                                      ------------
MISSOURI -- 0.4%
      860,000  Missouri Bottom Transportation Development District
               Hazelwood Rev., 7.20%, 5/1/33                               693,521
      210,000  Missouri Housing Development Commission Mortgage
               Rev., Series 1998 B2, (Single Family), 6.40%, 9/1/29        210,101
                                                                      ------------
                                                                           903,622
                                                                      ------------
NEVADA -- 5.7%
      655,000  Clark County Improvement District No. 108 & 124
               Special Assessment, Series 2003 B, 5.25%, 2/1/12            628,800

Principal Amount                                                             Value

    $ 690,000  Clark County Improvement District No. 108 & 124
               Special Assessment , Series 2003 B, 5.375%, 2/1/13        $ 655,065
      665,000  Clark County Improvement District No. 108 & 124
               Special Assessment, Series 2003 B, 5.40%, 2/1/14            621,722
    2,925,000  Clark County Improvement District Improvement
               District No. 142 Special Assessment, 5.50%, 8/1/12        2,778,750
    1,365,000  Henderson Local Improvement District No. T-15
               Special Assessment, Series 2004, 6.10%, 3/1/24            1,094,034
    1,105,000  Henderson Redevelopment Agency Tax Allocation Rev.,
               Series 2002 B, 7.10%, 10/1/22                             1,010,523
      350,000  Henderson Redevelopment Agency Tax Allocation Rev.,
               Series 2002 B, 7.20%, 10/1/25                               312,077
    1,235,000  Las Vegas Improvement District No. 607 Special
               Assessment, Series 2004, 5.50%, 6/1/13                    1,120,676
    3,500,000  Las Vegas Improvement Districts No. 808 & 810
               Special Assessment, Series 2007, (Summerlin Village
               23B), 6.125%, 6/1/31                                      2,508,835
      680,000  Reno Special Assessment District No. 4 Rev.,
               (Somersett Parkway), 5.20%, 12/1/10                         665,876
      715,000  Reno Special Assessment District No. 4 Rev., Series
               2003, (Somersett Parkway), 5.45%, 12/1/11                   690,347
                                                                      ------------
                                                                        12,086,705
                                                                      ------------
NEW JERSEY -- 5.4%
    2,150,000  New Jersey COP, Series 2008 A, (Equipment Lease
               Purchase), 5.00%, 6/15/21                                 2,098,679
    5,000,000  New Jersey Economic Development Auth. Rev., Series
               2006 A, (Gloucester Marine Terminal), 6.625%, 1/1/37      3,736,550
    5,000,000  New Jersey Economic Development Auth. Rev., Series
               2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37      3,810,100
    2,000,000  New Jersey Economic Development Auth. Rev., Series
               2006 C, (Gloucerter Marine Terminal), 6.50%, 1/1/15       1,754,040
                                                                      ------------
                                                                        11,399,369
                                                                      ------------

------
20

High-Yield Municipal

Principal Amount                                                             Value

NEW MEXICO -- 1.6%
   $1,490,000  Cabezon Public Improvement District Special Tax
               Rev., 6.30%, 9/1/34                                     $ 1,129,554
      900,000  Mariposa East Public Improvement District GO,
               6.00%, 9/1/32                                               622,782
    1,190,000  Montecito Estates Public Improvement District
               Special Levy Rev., (City of Albuquerque), 7.00%,
               10/1/37                                                     881,445
    1,000,000  Ventana West Public Improvement District Special
               Levy Rev., Series 2004, 6.875%, 8/1/33                      800,670
                                                                      ------------
                                                                         3,434,451
                                                                      ------------
NEW YORK -- 6.9%
    2,500,000  Nassau County Industrial Development Agency
               Continuing Care Retirement Community Rev., Series
               2007 A, (Amstredam at Harborside), 6.50%, 1/1/27          2,031,150
    4,250,000  New York State Dormitory Auth. Rev., Series 2008,
               (Orange Regional Medical Center), 6.25%, 12/1/37          3,163,062
    6,250,000  New York State Dormitory Auth. Rev., Series 2008
               A2, (Memorial Sloan - Kettering Cancer Center),
               5.00%, 7/1/26                                             5,988,563
    1,000,000  Onondaga County Industrial Development Agency Rev.,
               (Air Cargo), 7.25%, 1/1/32                                  841,860
    2,500,000  Triborough Bridge & Tunnel Auth. Rev., Series 2008
               B3, (GO of Authority), 5.00%, 11/15/15                    2,613,950
                                                                      ------------
                                                                        14,638,585
                                                                      ------------
NORTH CAROLINA -- 5.0%
    1,700,000  Austin Trust Various States Rev., Series 2008-1133,
               VRDN, 1.53%, 12/4/08 (FSA) (LIQ FAC: Bank of
               America N.A.)                                             1,700,000
    4,645,000  North Carolina Municipal Power Agency No. 1 Catawba
               Elect Rev., Series 2008 A, 5.25%, 1/1/16                  4,817,190
    4,000,000  North Carolina Municipal Power Agency No. 1 Catawba
               Rev., Series 2008 A, Catawba Electric, 5.25%, 1/1/17      4,103,160
                                                                      ------------
                                                                        10,620,350
                                                                      ------------

Principal Amount                                                             Value

OHIO -- 4.7%
   $4,255,000  Buckeye Tobacco Settlement Financing Auth. Rev.,
               Series 2007 A2, (Asset-Backed Senior Current
               Interest Turbo Term), 6.50%, 6/1/47                     $ 2,918,079
      285,000  New Albany Plain Local School District GO, 5.50%,
               12/1/19 (FGIC)                                              290,908
    4,865,000  Ohio State Higher Educational Facility Commission,
               Series 2008, (Cleveland Clinic Health), 5.00%,
               1/1/25                                                    4,506,693
    1,800,000  Pinnacle Community Infrastructure Financing
               Facilities Auth. Rev., Series 2004 A, 6.25%, 12/1/36      1,324,422
    1,100,000  Port of Greater Cincinnati Development Auth.
               Special Assessment Rev., (Cooperative Public
               Parking Infrastructure), 6.40%, 2/15/34                     801,592
                                                                      ------------
                                                                         9,841,694
                                                                      ------------
OKLAHOMA -- 0.3%
      750,000  Oklahoma City Industrial & Cultural Facilities
               Trust Rev., 6.75%, 1/1/23                                   626,850
                                                                      ------------
OREGON -- 0.8%
    2,430,000  Forest Grove Student Housing Rev., Series 2007,
               (Oak Tree Foundation), 5.50%, 3/1/37                      1,658,353
                                                                      ------------
PENNSYLVANIA -- 2.1%
    3,915,000  Allegheny County Redevelopment Auth. Tax Allocation
               Rev., (Pittsburgh Mills), 5.10%, 7/1/14                   3,391,486
    1,500,000  Allegheny County Redevelopment Auth. Tax Allocation
               Rev., (Pittsburgh Mills), 5.60%, 7/1/23                   1,121,160
                                                                      ------------
                                                                         4,512,646
                                                                      ------------
PUERTO RICO -- 0.2%
      600,000  Puerto Rico Commonwealth GO, Series 2008 A, 6.00%,
               7/1/38                                                      519,444
                                                                      ------------
TENNESSEE -- 3.5%
    1,265,000  Chattanooga Health Educational & Housing Facility
               Board Rev., Series 2005 B, (Campus Development
               Foundation, Inc. Phase I LLC), 5.50%, 10/1/20             1,003,841

------
21

High-Yield Municipal

Principal Amount                                                             Value

   $3,565,000  Chattanooga Health Educational & Housing Facility
               Board Rev., Series 2005 B, (Campus Development
               Foundation, Inc. Phase I LLC), 6.00%, 10/1/35           $ 2,530,152
      350,000  Chattanooga Health Educational & Housing Facility
               Board Rev., Series 2007, (Siskin Rehabilitation),
               VRDN, 0.90%, 12/1/08                                        350,000
    3,695,000  Shelby County Health Educational & Housing
               Facilities Board Rev., Series 2008 C, 5.25%, 6/1/17       3,432,100
                                                                      ------------
                                                                         7,316,093
                                                                      ------------
TEXAS -- 3.7%
      390,000  Abia Development Corp. Airport Facilities Rev.,
               (Aero Austin L.P.), 6.75%, 1/1/11                           375,410
      100,000  Austin Trust Various States Rev., VRDN, 1.53%,
               12/4/08 (FSA) (LIQ FAC: Bank of America, N.A.)              100,000
    2,250,000  Lower Colorado River Auth. Rev., 5.75%, 5/15/37           2,170,643
    5,300,000  North Texas Tollway Auth. Rev., Series 2008 H,
               5.00%, 1/1/13                                             5,207,621
                                                                      ------------
                                                                         7,853,674
                                                                      ------------
VIRGINIA -- 1.0%
    3,000,000  Peninsula Town Center Community Development Auth.
               Rev., Series 2007, 6.45%, 9/1/37                          2,169,990
                                                                      ------------
WASHINGTON -- 1.3%
    2,375,000  Energy Northwest Electric Rev., Series 2008 D,
               (Columbia Generating), 5.00%, 7/1/12                      2,538,875
      250,000  Port of Seattle Rev., Series 2000 B, 6.00%, 2/1/15
               (MBIA)                                                      252,863
                                                                      ------------
                                                                         2,791,738
                                                                      ------------

Principal Amount                                                             Value

WISCONSIN -- 0.7%
   $2,000,000  Wisconsin Health & Educational Facilities Auth.
               Rev., Series 2004 A, (Southwest Health Center),
               6.25%, 4/1/34                                           $ 1,445,820
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 98.6%
(Cost $259,107,578)                                                    208,522,234
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 1.4%                                     2,864,376
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $211,386,610
                                                                      ============

Notes to Schedule of Investments

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LIBOR = London Interbank Offered Rate

LIQ FAC = Liquidity Facilities

MBIA = MBIA Insurance Corporation

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2008.

(1)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at November 30, 2008 was $1,890,226, which represented 0.9% of total net assets.

See Notes to Financial Statements.

------
22

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2008 (UNAUDITED)
                                                    Long-Term        High-Yield
                                                    Tax-Free         Municipal
ASSETS

Investment securities, at value (cost of
$34,153,377 and $259,107,578, respectively)          $32,560,825      $208,522,234

Cash                                                      28,294                --

Receivable for investments sold                          417,407           171,050

Receivable for capital shares sold                       178,808           324,776

Interest receivable                                      508,967         4,681,870
                                                     -----------      ------------
                                                      33,694,301       213,699,930
                                                     -----------      ------------

LIABILITIES

Disbursements in excess of demand deposit cash                --           218,028

Payable for investments purchased                        843,642                --

Payable for capital shares redeemed                       43,094         1,685,786

Accrued management fees                                   10,202           109,656

Distribution fees payable                                  1,587            18,912

Service fees (and distribution fees -- A
Class) payable                                             2,814            28,497

Dividends payable                                          4,902           252,441
                                                     -----------      ------------
                                                         906,241         2,313,320
                                                     -----------      ------------

NET ASSETS                                           $32,788,060      $211,386,610
                                                     ===========      ============

See Notes to Financial Statements.

------
23

NOVEMBER 30, 2008 (UNAUDITED)
                                                  Long-Term        High-Yield
                                                   Tax-Free         Municipal
NET ASSETS CONSIST OF:

Capital paid in                                   $35,621,343        $ 274,747,737

Accumulated undistributed net investment
income (loss)                                          25,576                 (54)

Accumulated net realized loss on investment
transactions                                      (1,266,307)         (12,775,729)

Net unrealized depreciation on investments        (1,592,552)         (50,585,344)
                                                  -----------        -------------
                                                  $32,788,060        $ 211,386,610
                                                  ===========        =============

INVESTOR CLASS

Net assets                                         $1,892,039          $76,855,608

Shares outstanding                                    191,297            9,584,764

Net asset value per share                               $9.89                $8.02

INSTITUTIONAL CLASS

Net assets                                        $16,888,831                  N/A

Shares outstanding                                  1,707,563                  N/A

Net asset value per share                               $9.89                  N/A

A CLASS

Net assets                                        $11,250,934         $105,061,142

Shares outstanding                                  1,137,514           13,101,352

Net asset value per share                               $9.89                $8.02

Maximum offering price (net asset value
divided by 0.955)                                      $10.36                $8.40

B CLASS

Net assets                                           $882,358           $2,707,428

Shares outstanding                                     89,222              337,599

Net asset value per share                               $9.89                $8.02

C CLASS

Net assets                                         $1,873,898          $26,762,432

Shares outstanding                                    189,454            3,338,913

Net asset value per share                               $9.89                $8.02

See Notes to Financial Statements.

------
24

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2008 (UNAUDITED)
                                                   Long-Term        High-Yield
                                                   Tax-Free         Municipal
INVESTMENT INCOME (LOSS)

INCOME:

Interest                                             $ 679,113         $ 7,540,319
                                                  ------------       -------------

EXPENSES:

Management fees                                         58,026             759,712

Distribution fees:

 B Class                                                 3,658              13,253

 C Class                                                 4,681             121,913

Service fees:

 B Class                                                 1,219               4,418

 C Class                                                 1,560              40,637

Distribution and service fees -- A Class                12,546             157,880

Trustees' fees and expenses                                789               6,530

Other expenses                                              68                 782
                                                  ------------       -------------
                                                        82,547           1,105,125
                                                  ------------       -------------

NET INVESTMENT INCOME (LOSS)                           596,566           6,435,194
                                                  ------------       -------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                              (354,977)         (4,129,159)

Futures transactions                                    49,866             974,036
                                                  ------------       -------------
                                                     (305,111)         (3,155,123)
                                                  ------------       -------------

CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON:

Investments                                        (1,719,545)        (40,689,545)

Futures                                                (5,412)            (33,871)
                                                  ------------       -------------
                                                   (1,724,957)        (40,723,416)
                                                  ------------       -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)            (2,030,068)        (43,878,539)
                                                  ------------       -------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                         $(1,433,502)       $(37,443,345)
                                                  ============       =============

See Notes to Financial Statements.

------
25

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED NOVEMBER 30, 2008 (UNAUDITED) AND YEAR ENDED MAY 31, 2008
                              Long-Term Tax-Free          High-Yield Municipal
Increase (Decrease) in      Nov. 30,
Net Assets                    2008      May 31, 2008  Nov. 30, 2008  May 31, 2008

OPERATIONS

Net investment income
(loss)                       $ 596,566   $ 1,137,158    $ 6,435,194   $ 13,420,902

Net realized gain (loss)     (305,111)     (405,518)    (3,155,123)    (9,342,893)

Change in net
unrealized appreciation
(depreciation)             (1,724,957)     (204,636)   (40,723,416)   (19,705,067)
                           -----------   -----------   ------------   ------------
Net increase (decrease)
in net assets resulting
from operations            (1,433,502)       527,004   (37,443,345)   (15,627,058)
                           -----------   -----------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income:

 Investor Class               (30,910)      (17,308)    (2,339,716)    (4,566,108)

 Institutional Class         (352,573)     (730,716)             --             --

 A Class                     (182,634)     (341,166)    (3,290,827)    (7,203,404)

 B Class                      (13,996)      (37,439)       (78,902)      (175,879)

 C Class                      (18,068)      (10,529)      (725,803)    (1,475,511)
                           -----------   -----------   ------------   ------------
Decrease in net assets
from distributions           (598,181)   (1,137,158)    (6,435,248)   (13,420,902)
                           -----------   -----------   ------------   ------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease)
in net assets from
capital share
transactions                 4,456,785     (223,047)    (9,776,406)    (4,863,723)
                           -----------   -----------   ------------   ------------

NET INCREASE (DECREASE)
IN NET ASSETS                2,425,102     (833,201)   (53,654,999)   (33,911,683)

NET ASSETS

Beginning of period         30,362,958    31,196,159    265,041,609    298,953,292
                           -----------   -----------   ------------   ------------
End of period              $32,788,060   $30,362,958   $211,386,610   $265,041,609
                           ===========   ===========   ============   ============

Accumulated
undistributed net
investment income (loss)       $25,576       $27,191          $(54)             --
                          ===========   ===========   ============   ============

See Notes to Financial Statements.

------
26

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Long-Term Tax-Free Fund (Long-Term Tax-Free)
and High-Yield Municipal Fund (High-Yield Municipal) (collectively, the funds)
are two funds in a series issued by the trust. Long-Term Tax-Free is diversified under the 1940 Act. High-Yield Municipal is nondiversified under the 1940 Act. Long-Term Tax-Free's investment objective is to seek high current income that is exempt from federal income taxes consistent with preservation of capital. Long-Term Tax-Free invests primarily in long-term investment-grade municipal obligations. High-Yield Municipal's investment objective is to seek high current income that is exempt from federal income taxes. Capital appreciation is a secondary objective. High-Yield Municipal invests primarily in long-term and intermediate-term municipal obligations.
The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Long-Term Tax-Free is authorized to issue the Investor
Class, the Institutional Class, the A Class, the B Class and the C Class.
High-Yield Municipal is authorized to issue the Investor Class, the A Class, the B Class and the C Class. The A Class may incur an initial sales charge.
The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the funds represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within
60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

------
27

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin)
are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures transactions and unrealized appreciation
(depreciation) on futures, respectively.

SWAP AGREEMENTS -- The funds may enter into swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the funds anticipate purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of
Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on investments.
Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds have adopted the provisions of Financial Accounting
Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in
Income Taxes -- an interpretation of FASB Statement No. 109" during the current fiscal year. The funds are no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------
28

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an
Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800% for Long-Term
Tax-Free and from 0.2925% to 0.4100% for High-Yield Municipal. The rates for the Complex Fee (Investor Class, A Class, B Class and C Class) range from
0.2500% to 0.3100%. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each of the Investor Class, A Class, B Class and C Class of Long-Term Tax-Free and
High-Yield Municipal for the six months ended November 30, 2008, was 0.48% and
0.61%, respectively. The effective annual management fee for the Institutional
Class of Long-Term Tax-Free for the six months ended November 30, 2008, was
0.28%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century
Investment Services, Inc. (ACIS) an annual distribution and service fee of
0.25%. The plans provide that the B Class and the C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six month ended November 30, 2008, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust,
ACIS, and the trust's transfer agent, American Century Services, LLC.

JPMorgan Chase Bank is a custodian of the funds and a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended November 30, 2008, were as follows:

                         Long-Term Tax Free   High-Yield Municipal

Purchases                    $10,157,837           $39,500,347

Proceeds from sales          $6,533,242            $59,874,829

------
29

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

                                    Six months ended             Year ended
                                    November 30, 2008           May 31, 2008
                                  Shares       Amount       Shares       Amount
Long-Term Tax-Free

INVESTOR CLASS

Sold                               120,812   $ 1,257,771     123,013   $ 1,289,179

Issued in reinvestment of
distributions                        2,823        28,561       1,412        14,875

Redeemed                          (33,777)     (345,632)    (43,591)     (458,140)
                                 ---------   -----------   ---------   -----------
                                    89,858       940,700      80,834       845,914
                                 ---------   -----------   ---------   -----------
INSTITUTIONAL CLASS

Issued in reinvestment of
distributions                       34,485       350,572      69,445       730,716
                                 ---------   -----------   ---------   -----------

A CLASS

Sold                               388,631     3,946,041     308,625     3,260,281

Issued in reinvestment of
distributions                       15,345       155,672      25,681       273,082

Redeemed                         (149,358)   (1,518,655)   (586,314)   (6,216,798)
                                 ---------   -----------   ---------   -----------
                                   254,618     2,583,058   (252,008)   (2,683,435)
                                 ---------   -----------   ---------   -----------
B CLASS

Sold                                 8,124        80,771       2,970        31,287

Issued in reinvestment of
distributions                        1,130        11,503       2,868        30,258

Redeemed                          (29,778)     (305,124)    (27,452)     (290,176)
                                 ---------   -----------   ---------   -----------
                                  (20,524)     (212,850)    (21,614)     (228,631)
                                 ---------   -----------   ---------   -----------
C CLASS

Sold                               112,924     1,121,486     114,908     1,214,251

Issued in reinvestment of
distributions                        1,640        16,613         935         9,837

Redeemed                          (34,277)     (342,794)    (10,509)     (111,699)
                                 ---------   -----------   ---------   -----------
                                    80,287       795,305     105,334     1,112,389
                                 ---------   -----------   ---------   -----------
Net increase (decrease)            438,724   $ 4,456,785    (18,009)   $ (223,047)
                                 =========   ===========   =========   ===========

------
30

                               Six months ended                Year Ended
                               November 30, 2008              May 31, 2008
                             Shares        Amount         Shares        Amount
High-Yield Municipal

INVESTOR CLASS

Sold                         2,831,044   $ 25,981,761     3,460,250   $ 34,684,853

Issued in reinvestment
of distributions               181,134      1,605,154       283,425      2,832,724

Redeemed                   (2,474,103)   (22,423,581)   (3,801,236)   (38,290,517)
                           -----------   ------------   -----------   ------------
                               538,075      5,163,334      (57,561)      (772,940)
                           -----------   ------------   -----------   ------------
A CLASS

Sold                         2,484,445     22,372,659     6,642,501     66,611,899

Issued in reinvestment
of distributions               310,405      2,764,161       606,875      6,057,678

Redeemed                   (4,233,171)   (38,030,498)   (7,558,740)   (75,730,114)
                           -----------   ------------   -----------   ------------
                           (1,438,321)   (12,893,678)     (309,364)    (3,060,537)
                           -----------   ------------   -----------   ------------
B CLASS

Sold                             9,400         86,497        24,142        247,623

Issued in reinvestment
of distributions                 3,737         33,354         7,404         73,859

Redeemed                      (70,570)      (594,880)      (84,927)      (860,513)
                           -----------   ------------   -----------   ------------
                              (57,433)      (475,029)      (53,381)      (539,031)
                           -----------   ------------   -----------   ------------
C CLASS

Sold                           421,474      3,876,809     1,164,913     11,675,088

Issued in reinvestment
of distributions                35,756        318,024        60,290        600,802

Redeemed                     (657,750)    (5,765,866)   (1,269,899)   (12,767,105)
                           -----------   ------------   -----------   ------------
                             (200,520)    (1,571,033)      (44,696)      (491,215)
                           -----------   ------------   -----------   ------------
Net decrease               (1,158,199)   $(9,776,406)     (465,002)   $(4,863,723)
                           ===========   ============   ===========   ============

5. FAIR VALUE MEASUREMENTS

The funds' securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

*  Level 1 valuation inputs consist of actual quoted prices based on an active market;

*  Level 2 valuation inputs consist of significant direct or indirect observable market data; or

*  Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

------
31

The following is a summary of the valuation inputs used to determine the fair value of the funds' securities as of November 30, 2008:

                                                              Value of
Fund/Valuation Inputs                                  Investment Securities

LONG-TERM TAX FREE

Level 1 -- Quoted Prices                                                   --
Level 2 -- Other Significant Observable Inputs                    $32,560,825
Level 3 -- Significant Unobservable Inputs                                 --
                                                                 ------------
                                                                  $32,560,825
                                                                 ============

HIGH-YIELD MUNICIPAL

Level 1 -- Quoted Prices                                                   --
Level 2 -- Other Significant Observable Inputs                   $208,522,234
Level 3 -- Significant Unobservable Inputs                                 --
                                                                 ------------
                                                                 $208,522,234
                                                                 ============

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or American Century
Global Investment Management, Inc. (ACGIM), have a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions.
Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The line expired December 10,
2008, and was not renewed. The funds did not borrow from the line during the six months ended November 30, 2008.

7. INTERFUND LENDING

The funds, along with certain other funds managed by ACIM or ACGIM, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the funds to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. During the six months ended November 30, 2008, the funds did not utilize the program.

8. RISK FACTORS

Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

Long-Term Tax-Free may invest primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk and default risk.

High-Yield Municipal invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity and default risk.

9. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

------
32

As of November 30, 2008, the components of investments for federal income tax purposes were as follows:

                                                       Long-Term      High-Yield
                                                       Tax-Free       Municipal

Federal tax cost of investments                        $34,153,377    $259,107,578
                                                      ============   =============
Gross tax appreciation of investments                    $ 163,006   $ 199,750,000

Gross tax depreciation of investments                  (1,755,558)   (250,335,344)
                                                      ------------   -------------
Net tax appreciation (depreciation) of investments    $(1,592,552)   $(50,585,344)
                                                      ============   =============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Following are the capital loss carryovers and capital loss deferral amounts as of May 31, 2008:

                                Long-Term Tax Free   High-Yield Municipal

Accumulated capital losses          $(955,784)           $(5,078,339)

Capital loss deferral                   --               $(5,063,032)

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be limited due to large shareholder redemptions. The capital loss carryovers expire as follows:

                2010     2011      2012         2013         2014      2015      2016

Long Term
Tax-Free         --       --     $(8,266)    $(142,310)   $(389,668)    --    $(415,540)

High-Yield
Municipal     $(4,876)    --    $(145,918)   $(700,317)       --        --   $(4,227,228)

The capital loss deferral listed above for High-Yield Municipal represents net capital losses incurred in the seven-month period ended May 31, 2008.
High-Yield Municipal has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

10. RECENTLY ISSUED ACCOUNTING STANDARDS

The FASB issued Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of
FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

------
33

FINANCIAL HIGHLIGHTS
Long-Term Tax-Free

Investor Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
                                               2008(1)     2008    2007    2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period            $10.56   $10.78  $10.70     $10.72
                                                ------   ------  ------     ------
Income From Investment Operations

 Net Investment Income (Loss)                     0.20     0.43    0.43       0.06

 Net Realized and Unrealized
 Gain (Loss)                                    (0.67)   (0.22)    0.08     (0.02)
                                                ------   ------  ------     ------
 Total From Investment Operations               (0.47)     0.21    0.51       0.04
                                                ------   ------  ------     ------
Distributions

 From Net Investment Income                     (0.20)   (0.43)  (0.43)     (0.06)
                                                ------   ------  ------     ------
Net Asset Value, End of Period                   $9.89   $10.56  $10.78     $10.70
                                                ======   ======  ======     ======

TOTAL RETURN(3)                                (4.50)%    1.99%   4.84%      0.42%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets                                        0.49%(4)    0.49%   0.49%   0.49%(4)

Ratio of Net Investment Income (Loss) to
Average Net Assets                            3.86%(4)    4.02%   4.00%   3.85%(4)

Portfolio Turnover Rate                            22%     257%    101%        62%

Net Assets, End of Period (in thousands)        $1,892   $1,071    $222        $25

(1)  Six months ended November 30, 2008 (unaudited).

(2)  April 3, 2006 (commencement of sale) through May 31, 2006.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
34

Long-Term Tax-Free

Institutional Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
                                             2008(1)      2008     2007    2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period          $10.56    $10.78   $10.70     $10.72
                                              ------    ------   ------     ------
Income From Investment Operations

 Net Investment Income (Loss)                   0.21      0.45     0.45       0.07

 Net Realized and Unrealized
 Gain (Loss)                                  (0.67)    (0.22)     0.08     (0.02)
                                              ------    ------   ------     ------
 Total From Investment Operations             (0.46)      0.23     0.53       0.05
                                              ------    ------   ------     ------
Distributions

 From Net Investment Income                   (0.21)    (0.45)   (0.45)     (0.07)
                                              ------    ------   ------     ------
Net Asset Value, End of Period                 $9.89    $10.56   $10.78     $10.70
                                              ======    ======   ======     ======

TOTAL RETURN(3)                              (4.40)%     2.19%    5.05%      0.45%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets                                  0.29%(4)     0.29%    0.29%   0.29%(4)

Ratio of Net Investment Income (Loss) to
Average Net Assets                          4.06%(4)     4.22%    4.20%   4.05%(4)

Portfolio Turnover Rate                          22%      257%     101%        62%

Net Assets, End of Period (in thousands)     $16,889   $17,661  $17,285    $16,456

(1)  Six months ended November 30, 2008 (unaudited).

(2)  April 3, 2006 (commencement of sale) through May 31, 2006.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
35

Long-Term Tax-Free

A Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
                     2008(1)        2008      2007     2006(2)      2006        2005       2004
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                $10.56      $10.78    $10.70      $10.72    $10.74      $11.06     $10.98
                      ------      ------    ------      ------    ------      ------     ------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)                 0.18        0.40      0.41        0.06   0.35(3)     0.33(3)    0.33(3)

 Net
 Realized
 and
 Unrealized
 Gain
 (Loss)               (0.67)      (0.22)      0.08      (0.02)    (0.03)      (0.15)       0.24
                      ------      ------    ------      ------    ------      ------     ------
 Total From
 Investment
 Operations           (0.49)        0.18      0.49        0.04      0.32        0.18       0.57
                      ------      ------    ------      ------    ------      ------     ------
Distributions

 From Net
 Investment
 Income               (0.18)      (0.40)    (0.41)      (0.06)    (0.34)      (0.33)     (0.33)

 From Net
 Realized
 Gains                    --          --        --          --        --      (0.17)     (0.16)
                      ------      ------    ------      ------    ------      ------     ------
 Total
 Distributions        (0.18)      (0.40)    (0.41)      (0.06)    (0.34)      (0.50)     (0.49)
                      ------      ------    ------      ------    ------      ------     ------
Net Asset Value,
End of Period          $9.89      $10.56    $10.78      $10.70    $10.72      $10.74     $11.06
                      ======      ======    ======      ======    ======      ======     ======

TOTAL RETURN(4)      (4.62)%       1.73%     4.58%       0.40%     3.01%       1.63%      5.31%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets              0.74%(5)       0.74%     0.74%    0.74%(5)     0.82%       0.84%      0.85%

Ratio of
Operating
Expenses to
Average Net
Assets (Before
Expense Waiver)     0.74%(5)       0.74%     0.74%    0.74%(5)     0.82%       0.84%      0.89%

Ratio of Net
Investment
Income (Loss)
to Average Net
Assets              3.61%(5)       3.77%     3.75%    3.60%(5)     3.21%       3.01%      3.01%

Ratio of Net
Investment
Income (Loss)
to Average Net
Assets (Before
Expense Waiver)     3.61%(5)       3.77%     3.75%    3.60%(5)     3.21%       3.01%      2.97%

Portfolio
Turnover Rate            22%        257%      101%         62%       27%         43%    815%(6)

Net Assets, End
of Period (in
thousands)           $11,251      $9,320   $12,233     $19,288   $36,834    $123,399   $120,606

(1)  Six months ended November 30, 2008 (unaudited).

(2)  April 1, 2006 through May 31, 2006. Long-Term Tax-Free's fiscal year end was changed from March 31 to May 31, resulting in a two-month annual reporting period. For the years before May 31, 2006, Long-Term Tax-Free's fiscal year end was March 31.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover rate includes the effect of using U.S. Treasuries in same day trades to manage interest rate risk. The rate would be 238% if this trading activity was excluded from the calculation.

See Notes to Financial Statements.

------
36

Long-Term Tax-Free

B Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
                        2008(1)      2008       2007   2006(2)      2006        2005     2004
PER-SHARE DATA

Net Asset Value,
Beginning of Period     $10.56     $10.78     $10.70    $10.72     $10.73    $11.06    $10.98
                        ------     ------     ------    ------     ------    ------    ------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)                   0.14       0.32       0.32      0.05    0.27(3)   0.26(3)   0.26(3)

 Net
 Realized
 and
 Unrealized
 Gain (Loss)            (0.67)     (0.22)       0.08    (0.02)     (0.01)    (0.16)      0.24
                        ------     ------     ------    ------     ------    ------    ------
 Total From
 Investment
 Operations             (0.53)       0.10       0.40      0.03       0.26      0.10      0.50
                        ------     ------     ------    ------     ------    ------    ------
Distributions

 From Net
 Investment
 Income                 (0.14)     (0.32)     (0.32)    (0.05)     (0.27)    (0.26)    (0.26)

 From Net
 Realized
 Gains                      --         --         --        --         --    (0.17)    (0.16)
                        ------     ------     ------    ------     ------    ------    ------
 Total
 Distributions          (0.14)     (0.32)     (0.32)    (0.05)     (0.27)    (0.43)    (0.42)
                        ------     ------     ------    ------     ------    ------    ------
Net Asset Value,
End of Period            $9.89     $10.56     $10.78    $10.70     $10.72    $10.73    $11.06
                        ======     ======     ======    ======     ======    ======    ======

TOTAL RETURN(4)        (4.89)%      0.87%      3.80%     0.28%      2.42%     0.89%     4.62%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets             1.49%(5)     1.49%      1.49%  1.49%(5)      1.50%     1.50%     1.50%

Ratio of Operating
Expenses to Average
Net Assets (Before
Expense Waiver)        1.49%(5)     1.49%      1.49%  1.49%(5)      1.54%     1.52%     1.54%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets             2.86%(5)     3.02%      3.00%  2.85%(5)      2.49%     2.36%     2.39%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets (Before
Expense Waiver)        2.86%(5)     3.02%      3.00%  2.85%(5)      2.45%     2.34%     2.35%

Portfolio Turnover
Rate                        22%      257%       101%       62%        27%       43%   815%(6)

Net Assets, End of
Period (in
thousands)                 $882    $1,158     $1,416    $2,046     $2,081    $2,483    $2,674

(1)  Six months ended November 30, 2008 (unaudited).

(2)  April 1, 2006 through May 31, 2006. Long-Term Tax-Free's fiscal year end was changed from March 31 to May 31, resulting in a two-month annual reporting period. For the years before May 31, 2006, Long-Term Tax-Free's fiscal year end was March 31.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover rate includes the effect of using U.S. Treasuries in same day trades to manage interest rate risk. The rate would be 238% if this trading activity was excluded from the calculation.

See Notes to Financial Statements.

------
37

Long-Term Tax-Free

C Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
                                               2008(1)     2008    2007    2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period            $10.56   $10.78  $10.70     $10.72
                                                ------   ------  ------     ------
Income From Investment Operations

 Net Investment Income (Loss)                     0.14     0.32    0.32       0.05

 Net Realized and Unrealized
 Gain (Loss)                                    (0.67)   (0.22)    0.08     (0.02)
                                                ------   ------  ------     ------
 Total From Investment Operations               (0.53)     0.10    0.40       0.03
                                                ------   ------  ------     ------
Distributions

 From Net Investment Income                     (0.14)   (0.32)  (0.32)     (0.05)
                                                ------   ------  ------     ------
Net Asset Value, End of Period                   $9.89   $10.56  $10.78     $10.70
                                                ======   ======  ======     ======

TOTAL RETURN(3)                                (4.98)%    0.98%   3.80%      0.26%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets                                        1.49%(4)    1.49%   1.49%   1.49%(4)

Ratio of Net Investment Income (Loss) to
Average Net Assets                            2.86%(4)    3.02%   3.00%   2.85%(4)

Portfolio Turnover Rate                            22%     257%    101%        62%

Net Assets, End of Period (in thousands)        $1,874   $1,152     $41        $25

(1)  Six months ended November 30, 2008 (unaudited).

(2)  April 3, 2006 (commencement of sale) through May 31, 2006.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
38

High-Yield Municipal

Investor Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
                          2008(1)      2008      2007      2006     2005      2004
PER-SHARE DATA

Net Asset Value,
Beginning of Period         $9.63    $10.68    $10.50    $10.50   $10.04    $10.25
                           ------    ------    ------    ------   ------    ------
Income From
Investment Operations

 Net Investment
 Income (Loss)               0.24      0.52      0.51      0.50     0.51      0.52

 Net Realized and
 Unrealized Gain
 (Loss)                    (1.61)    (1.05)      0.18     --(2)     0.46    (0.21)
                           ------    ------    ------    ------   ------    ------
 Total From
 Investment
 Operations                (1.37)    (0.53)      0.69      0.50     0.97      0.31
                           ------    ------    ------    ------   ------    ------
Distributions

 From Net
 Investment Income         (0.24)    (0.52)    (0.51)    (0.50)   (0.51)    (0.52)
                           ------    ------    ------    ------   ------    ------
Net Asset Value, End
of Period                   $8.02     $9.63    $10.68    $10.50   $10.50    $10.04
                           ======    ======    ======    ======   ======    ======

TOTAL RETURN(3)          (14.36)%   (5.01)%     6.70%     4.91%    9.84%     3.07%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets               0.62%(4)     0.62%     0.62%     0.62%    0.63%     0.64%

Ratio of Net
Investment Income
(Loss) to Average Net
Assets                   5.46%(4)     5.16%     4.80%     4.80%    4.92%     5.06%

Portfolio Turnover
Rate                          17%       69%       36%       16%      30%       27%

Net Assets, End of
Period (in thousands)     $76,856   $87,127   $97,254   $84,896  $62,945   $54,340

(1)  Six months ended November 30, 2008 (unaudited).

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
39

High-Yield Municipal

A Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
                       2008(1)       2008       2007       2006     2005      2004
PER-SHARE DATA

Net Asset Value,
Beginning of Period      $9.63     $10.68     $10.50     $10.50   $10.04    $10.25
                        ------     ------     ------     ------   ------    ------
Income From
Investment
Operations

 Net Investment
 Income (Loss)            0.23       0.50       0.48       0.48     0.48      0.49

 Net Realized
 and Unrealized
 Gain (Loss)            (1.61)     (1.05)       0.18      --(2)     0.46    (0.21)
                        ------     ------     ------     ------   ------    ------
 Total From
 Investment
 Operations             (1.38)     (0.55)       0.66       0.48     0.94      0.28
                        ------     ------     ------     ------   ------    ------
Distributions

 From Net
 Investment
 Income                 (0.23)     (0.50)     (0.48)     (0.48)   (0.48)    (0.49)
                        ------     ------     ------     ------   ------    ------
Net Asset Value,
End of Period            $8.02      $9.63     $10.68     $10.50   $10.50    $10.04
                        ======     ======     ======     ======   ======    ======

TOTAL RETURN(3)       (14.46)%    (5.25)%      6.43%      4.65%    9.56%     2.81%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets    0.87%(4)      0.87%      0.87%      0.87%    0.88%     0.89%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            5.21%(4)      4.91%      4.55%      4.55%    4.67%     4.81%

Portfolio Turnover
Rate                       17%        69%        36%        16%      30%       27%

Net Assets, End of
Period (in
thousands)            $105,061   $140,037   $158,622   $129,681  $79,154   $33,335

(1)  Six months ended November 30, 2008 (unaudited).

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
40

High-Yield Municipal

B Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
                              2008(1)      2008     2007     2006    2005     2004
PER-SHARE DATA

Net Asset Value,
Beginning of Period             $9.63    $10.68   $10.50   $10.50  $10.04   $10.25
                               ------    ------   ------   ------  ------   ------
Income From Investment
Operations

 Net Investment
 Income (Loss)                   0.20      0.42     0.40     0.40    0.40     0.42

 Net Realized and
 Unrealized Gain
 (Loss)                        (1.61)    (1.05)     0.18    --(2)    0.46   (0.21)
                               ------    ------   ------   ------  ------   ------
 Total From
 Investment Operations         (1.41)    (0.63)     0.58     0.40    0.86     0.21
                               ------    ------   ------   ------  ------   ------
Distributions

 From Net Investment
 Income                        (0.20)    (0.42)   (0.40)   (0.40)  (0.40)   (0.42)
                               ------    ------   ------   ------  ------   ------
Net Asset Value, End of
Period                          $8.02     $9.63   $10.68   $10.50  $10.50   $10.04
                               ======    ======   ======   ======  ======   ======

TOTAL RETURN(3)              (14.79)%   (5.96)%    5.64%    3.87%   8.75%    2.05%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average Net
Assets                       1.62%(4)     1.62%    1.62%    1.62%   1.63%    1.64%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                   4.46%(4)     4.16%    3.80%    3.80%   3.92%    4.06%

Portfolio Turnover Rate           17%       69%      36%      16%     30%      27%

Net Assets, End of Period
(in thousands)                 $2,707    $3,805   $4,790   $4,468  $3,573   $2,541

(1)  Six months ended November 30, 2008 (unaudited).

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
41

High-Yield Municipal

C Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
                           2008(1)      2008      2007      2006     2005     2004
PER-SHARE DATA

Net Asset Value,
Beginning of Period          $9.63    $10.68    $10.50    $10.50   $10.04   $10.25
                            ------    ------    ------    ------   ------   ------
Income From Investment
Operations

 Net Investment
 Income (Loss)                0.20      0.42      0.40      0.40     0.40     0.43

 Net Realized and
 Unrealized Gain
 (Loss)                     (1.61)    (1.05)      0.18     --(2)     0.46   (0.21)
                            ------    ------    ------    ------   ------   ------
 Total From
 Investment
 Operations                 (1.41)    (0.63)      0.58      0.40     0.86     0.22
                            ------    ------    ------    ------   ------   ------
Distributions

 From Net
 Investment Income          (0.20)    (0.42)    (0.40)    (0.40)   (0.40)   (0.43)
                            ------    ------    ------    ------   ------   ------
Net Asset Value, End
of Period                    $8.02     $9.63    $10.68    $10.50   $10.50   $10.04
                            ======    ======    ======    ======   ======   ======

TOTAL RETURN(3)           (14.79)%   (5.96)%     5.64%     3.86%    8.74%    2.20%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                1.62%(4)     1.62%     1.62%     1.62%    1.63%    1.54%

Ratio of Net
Investment Income
(Loss) to Average Net
Assets                    4.46%(4)     4.16%     3.80%     3.80%    3.92%    4.16%

Portfolio Turnover Rate        17%       69%       36%       16%      30%      27%

Net Assets, End of
Period (in thousands)      $26,762   $34,072   $38,287   $29,862  $16,967   $8,457

(1)  Six months ended November 30, 2008 (unaudited).

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
42

APPROVAL OF MANAGEMENT AGREEMENTS
Long-Term Tax-Free and High-Yield Municipal

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century Investments, this process is referred to as the
"15(c) Process." The board oversees on a continuous basis and evaluates at its quarterly meetings, directly and through the committees of the board, the nature and quality of significant services provided by the advisor, the investment performance of the funds, shareholder services, audit and compliance functions and a variety of other matters relating to fund operations. Each year, it also holds a special meeting in connection with determining whether to renew the contracts for advisory services, to review fund performance, shareholder services, adviser profitability, audit and compliance matters, and other fund operational matters.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c) Providers") concerning Long-Term Tax-Free and
High-Yield Municipal (the "funds") and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

*  the nature, extent and quality of investment management, shareholder services and other services provided to the funds;

*  reports on the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

*  information about the compliance policies, procedures, and regulatory experience of the advisor;

*  data comparing the cost of owning the funds to the cost of owning similar funds;

*  data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

*  financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

*  data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the Directors at a special meeting and at a regularly scheduled quarterly meeting reviewed and discussed the information provided by the advisor throughout the year and to negotiate with the advisor the renewal of the management agreement, including the setting of the applicable advisory fee. The board had the benefit of the advice of its independent counsel throughout the period.

------
43

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, an independent data provider, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The
Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal-services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. In evaluating investment performance, the board expects the advisor to manage the funds in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their

------
44

business. At each quarterly meeting and at the special meeting to consider renewal of the advisory contract, the Directors, directly and through its
Portfolio Committee, reviews investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security and sector selection) and any efforts being undertaken to improve performance. Each fund's performance fell below the median of its peer group for both the one- and three-year periods during the past year. The board discussed the fund's performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors, directly and through the various Committees of the Board, review reports and evaluations of such services at their regular quarterly meetings and at its special meeting to consider renewal of the Advisory Contract, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, and the expenses incurred by the advisor in providing various functions to the funds. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund complex and the funds increase in size, and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the funds reflect the complexity of assessing economies of scale.

------
45

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds' independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of each fund was in the lowest quartile of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The
Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The
Directors noted that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the Directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor and others concluded that the investment management agreement between each fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
46

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
47

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The BARCLAYS CAPITAL MUNICIPAL BOND INDEX is a market value-weighted index designed for the long-term tax-exempt bond market.

The BARCLAYS CAPITAL 3-YEAR MUNICIPAL BOND INDEX is composed of those securities included in the Barclays Capital Municipal Bond Index that are investment-grade and have maturities between two and four years.

The BARCLAYS CAPITAL LONG-TERM MUNICIPAL BOND INDEX is composed of those securities included in the Barclays Capital Municipal Bond Index that have maturities greater than 22 years.

The BARCLAYS CAPITAL 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The BARCLAYS CAPITAL NON-INVESTMENT-GRADE MUNICIPAL BOND INDEX is composed of non-investment grade U.S. municipal securities with a remaining maturity of one year or more.

The BARCLAYS CAPITAL U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The BARCLAYS CAPITAL U.S. TREASURY INDEX is composed of those securities included in the Barclays Capital Brothers U.S. Aggregate Index that are public obligations of the U.S. Treasury with a remaining maturity of one year or more.

------
48

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE. . . . . . . . . . . . . . . . .       1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE. . . . . . . . . . . . . .       1-800-345-2021 or
                                                                  816-531-5575

INVESTORS USING ADVISORS. . . . . . . . . . . . . . . . . .       1-800-378-9878

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS .
.. . . . . . . . . . . . . . . . . . . . . . . . . .               1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES. . . . . . . .       1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF. . . . . . . . . . .       1-800-634-4113

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0901
CL-SAN-63743N-SUP

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)  The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
          Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)       There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company Act of 1940, are filed and attached hereto as Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY MUNICIPAL TRUST

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    January 29, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    January 29, 2009

By:      /s/ Robert J. Leach
         ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    January 29, 2009